UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22148

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Brian Hartigan

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders April 30, 2024

ICLO	Invesco AAA CLO Floating Rate Note ETF

PSR	Invesco Active U.S. Real Estate ETF

IHYF	Invesco High Yield Bond Factor ETF

HIYS	Invesco High Yield Select ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

ISDB	Invesco Short Duration Bond ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco AAA CLO Floating Rate Note ETF (ICLO)

April 30, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
Asset-Backed Securities-96.34%
522 Funding CLO 2019-5 Ltd., Series 2019-5A, Class BR, 7.18% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$250,000	$249,746
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands), Series 2019-5A, Class A1Z, 7.29% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,506,285
ABPCI Direct Lending Fund IX LLC (Cayman Islands), Series 2020-9A, Class A1R, 6.99% (3 mo. Term SOFR + 1.66%), 11/18/2031(a)(b)	458,162	458,360
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 6.75% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,252,812
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,000,000	1,001,550
AIMCO CLO 11 Ltd. (Cayman Islands), Series 2020-11A, Class AR, 6.71% (3 mo. Term SOFR + 1.39%), 10/17/2034(a)(b)	1,000,000	1,000,794
AIMCO CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.58% (3 mo. Term SOFR + 1.25%), 04/20/2034(a)(b)	1,500,000	1,500,792
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1B, 6.74% (3 mo. Term SOFR + 1.41%), 01/20/2031(a)(b)	2,000,000	2,000,000
Apidos CLO XXXIX Ltd. (Cayman Islands), Series 2022-39A, Class A1, 6.63% (3 mo. Term SOFR + 1.30%), 04/21/2035(a)(b)	2,600,000	2,601,157
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	2,600,000	2,603,107
Barings CLO Ltd. 2019-I (Cayman Islands), Series 2019-1A, Class AR, 6.72% (3 mo. Term SOFR + 1.39%), 04/15/2035(a)(b)	1,850,000	1,851,169
BCRED BSL CLO 2021-1 Ltd. (Cayman Islands), Series 2021-1A, Class B, 7.39% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	1,000,000	1,000,840
Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Series 2019-19A, Class A, 6.94% (3 mo. Term SOFR + 1.61%), 01/15/2033(a)(b)	1,250,000	1,250,942
Benefit Street Partners CLO XXVII Ltd. (Jersey), Series 2022-27A, Class A1, 7.12% (3 mo. Term SOFR + 1.80%), 07/20/2035(a)(b)	2,200,000	2,205,152
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 6.76% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,673,160
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.71% (3 mo. Term SOFR + 1.38%), 07/18/2034(a)(b)	1,325,000	1,325,600
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2012-3A, Class A1B2, 6.99% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	999,306
Series 2013-1A, Class A1RR, 6.52% (3 mo. Term SOFR + 1.21%), 08/14/2030(a)(b)	373,972	374,069

	Principal Amount	Value
Series 2014-1A, Class A2R2, 6.71% (3 mo. Term SOFR + 1.39%), 04/17/2031(a)(b)	$2,000,000	$1,997,960
Series 2014-2RA, Class A2, 6.89% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,000,317
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.84% (3 mo. Term SOFR + 1.51%), 07/20/2030(a)(b)	141,208	141,343
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.75% (3 mo. Term SOFR + 1.42%), 07/23/2034(a)(b)	1,000,000	1,000,579
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.66% (3 mo. Term SOFR + 1.31%), 05/29/2032(a)(b)	1,000,000	1,000,329
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, 7.73% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)	1,300,000	1,312,930
CIFC Funding 2013-II Ltd. (Cayman Islands), Series 2013-2A, Class A2L2, 7.09% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	500,250
CIFC Funding 2020-III Ltd. (Cayman Islands), Series 2020-3A, Class A2R, 6.94% (3 mo. Term SOFR + 1.61%), 10/20/2034(a)(b)	1,500,000	1,500,514
CIFC Funding 2021-III Ltd. (Cayman Islands), Series 2021-3A, Class A, 6.73% (3 mo. Term SOFR + 1.40%), 07/15/2036(a)(b)	1,200,000	1,202,968
Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, 6.84% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,203,034
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR, 6.98% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)(b)	1,300,000	1,308,759
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 7.29% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)	1,100,000	1,103,259
Elmwood CLO IX Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.72% (3 mo. Term SOFR + 1.39%), 07/20/2034(a)(b)	1,640,000	1,642,881
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 6.88% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	1,800,000	1,811,475
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R2, 6.61% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	900,000	902,548
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(a)(b)	345,000	322,568
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.31% (3 mo. Term SOFR + 1.98%), 10/20/2031(a)(b)	1,137,296	1,137,371
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.28% (3 mo. Term SOFR + 1.94%), 05/05/2032(a)(b)	1,150,000	1,149,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Golub Capital Partners CLO 49(M) GP Ltd. (Cayman Islands), Series 2020-49A, Class AR, 7.12% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	$1,400,000	$1,395,152
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 6.95% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,188,408
Madison Park Funding LXII Ltd. (Cayman Islands), Series 2022-62A, Class AR, 7.17% (3 mo. Term SOFR + 1.85%), 07/17/2036(a)(b)	2,050,000	2,067,093
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR2, 6.85% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)	1,340,000	1,341,713
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class BR, 6.94% (3 mo. Term SOFR + 1.61%), 04/20/2034(a)(b)	675,000	675,319
Magnetite XXVII Ltd. (Cayman Islands), Series 2020-27A, Class AR, 6.73% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,253,994
Morgan Stanley Eaton Vance CLO 2022-16 Ltd., Series 2022-16A, Class B, 7.28% (3 mo. Term SOFR + 1.95%), 04/15/2035(a)(b)	630,000	630,865
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman Islands), Series 2019-35A, Class ANR, 6.63% (3 mo. Term SOFR + 1.30%), 01/19/2033(a)(b)	1,700,000	1,703,400
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 6.85% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	1,210,000	1,216,869
Owl Rock CLO IV Ltd. (Cayman Islands), Series 2020-4A, Class A1R, 7.18% (3 mo. Term SOFR + 1.86%), 08/20/2033(a)(b)	750,000	748,766
Owl Rock CLO VII LLC, Series 2022-7A, Class A1, 7.43% (3 mo. Term SOFR + 2.10%), 07/20/2033(a)(b)	1,200,000	1,200,700
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.71% (3 mo. Term SOFR + 1.39%), 05/21/2034(a)(b)	1,795,000	1,796,185
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class B1, 7.19% (3 mo. Term SOFR + 1.86%), 10/20/2034(a)(b)	795,000	795,633
Peebles Park CLO Ltd. (Jersey), Series 2024- 1A, Class A, 6.80% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,415,722
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class AR, 6.79% (3 mo. Term SOFR + 1.46%), 07/15/2034(a)(b)	1,250,000	1,247,433
Rad CLO 5 Ltd. (Cayman Islands), Series 2019- 5A, Class BR, 7.29% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	1,997,768

Investment Abbreviations:

BR  -Bearer Shares

SOFR-Secured Overnight Financing Rate

	Principal Amount	Value
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.75% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	$1,345,000	$1,346,158
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 07/20/2035(a)(b)	1,000,000	1,002,162
RR 1 LLC, Series 2017-1A, Class A1AB, 6.74% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,311,868
RR15 Ltd. (Cayman Islands), Series 2021-15A, Class A2, 7.04% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	2,100,000	2,097,858
Shackleton 2019-XIV CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 6.79% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	1,250,000	1,251,250
Shackleton 2021-XVI CLO Ltd. (Cayman Islands), Series 2021-16A, Class B, 7.34% (3 mo. Term SOFR + 2.01%), 10/20/2034(a)(b)	1,000,000	1,003,141
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.74% (3 mo. Term SOFR + 1.42%), 04/17/2034(a)(b)	1,500,000	1,500,681
Symphony CLO XIX Ltd. (Cayman Islands), Series 2018-19A, Class B, 6.94% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	899,996
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 6.74% (3 mo. Term SOFR + 1.41%), 10/15/2031(a)(b)	466,211	466,389
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class B, 7.29% (3 mo. Term SOFR + 1.96%), 04/18/2033(a)(b)	750,000	750,414
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 7.18% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	497,852
TCI-Flatiron CLO 2018-1 Ltd. (Cayman Islands), Series 2018-1A, Class BR, 6.99% (3 mo. Term SOFR + 1.66%), 01/29/2032(a)(b)	1,420,000	1,420,714
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 6.63% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	5,000,000	5,003,020

Total Asset-Backed Securities (Cost $85,758,361)		86,320,369

	Shares
Money Market Funds-3.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $2,933,753)	2,933,753	2,933,753

TOTAL INVESTMENTS IN SECURITIES-99.61% (Cost $88,692,114)		89,254,122
OTHER ASSETS LESS LIABILITIES-0.39%		345,528

NET ASSETS-100.00%		$89,599,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $86,320,369, which represented 96.34% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2023	at Cost	from Sales	Appreciation	Gain	April 30, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$296,033	$26,789,679	$(24,151,959)	$-	$-	$2,933,753	$17,346

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets)
as of April 30, 2024

Maturing in 6-10 Years	40.06

Maturing in 11-15 Years	56.28

Money Market Funds Plus Other Assets Less Liabilities	3.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%(a)
Apartments-9.86%
AvalonBay Communities, Inc.	16,293	$3,088,664
Equity Residential	18,333	1,180,645
Mid-America Apartment Communities, Inc.	14,898	1,936,740

		6,206,049

Data Centers-11.72%
Digital Realty Trust, Inc.	12,311	1,708,520
Equinix, Inc.	7,972	5,668,969

		7,377,489

Free Standing-4.84%
Realty Income Corp.	56,928	3,047,925

Gaming REITs-1.90%
Gaming and Leisure Properties, Inc.	27,907	1,192,466

Health Care-9.73%
Healthpeak Properties, Inc.	167,162	3,110,885
Omega Healthcare Investors, Inc.	21,338	648,888
Welltower, Inc.	24,799	2,362,849

		6,122,622

Industrial-11.26%
Prologis, Inc.	41,997	4,285,794
Rexford Industrial Realty, Inc.	65,436	2,801,315

		7,087,109

Infrastructure REITs-13.42%
American Tower Corp.	17,218	2,953,920
Crown Castle, Inc.	50,485	4,734,483
SBA Communications Corp., Class A	4,059	755,461

		8,443,864

Lodging Resorts-5.89%
Host Hotels & Resorts, Inc.	97,453	1,838,938
RLJ Lodging Trust	169,817	1,867,987

		3,706,925

Office-4.91%
Alexandria Real Estate Equities, Inc.	17,587	2,037,806
Kilroy Realty Corp.	31,023	1,048,577

		3,086,383

	Shares	Value
Regional Malls-4.79%
Simon Property Group, Inc.	21,453	$3,014,790

Self Storage-9.37%
Extra Space Storage, Inc.	21,986	2,952,280
Public Storage	11,357	2,946,574

		5,898,854

Shopping Centers-5.00%
Kimco Realty Corp.	169,039	3,149,197

Specialty-2.98%
Lamar Advertising Co., Class A	16,190	1,875,612

Timber REITs-4.32%
PotlatchDeltic Corp.(b)	67,985	2,720,080

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $68,095,666)		62,929,365

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.08%
Invesco Private Government Fund, 5.29%(c)(d)(e)	14,098	14,098
Invesco Private Prime Fund, 5.46%(c)(d)(e)	36,284	36,295

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,400)		50,393

TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $68,146,066)		62,979,758
OTHER ASSETS LESS LIABILITIES-(0.07)%		(41,104)

NET ASSETS-100.00%		$62,938,654

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2023	at Cost	from Sales	Appreciation	Gain	April 30, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,835	$1,070,034	$(1,076,869)	$-	$-	$-	$751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2024

(Unaudited)

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2023	at Cost	from Sales	Appreciation	Gain	April 30, 2024	Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,486,152	$11,850,749	$(15,322,803)	$-	$-	$14,098	$33,235	*

Invesco Private Prime Fund	8,968,417	26,968,853	(35,904,153)	654	2,524	36,295	89,596	*

Total	$12,461,404	$39,889,636	$(52,303,825)	$654	$2,524	$50,393	$123,582

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

 Portfolio Composition

 Property Type and Sub-Industry Breakdown

 (% of the Fund’s Net Assets)

 as of April 30, 2024

Infrastructure REITs	13.42

Data Centers	11.72

Industrial	11.26

Apartments	9.86

Health Care	9.73

Self Storage	9.37

Lodging Resorts	5.89

Shopping Centers	5.00

Office	4.91

Free Standing	4.84

Regional Malls	4.79

Timber REITs	4.32

Specialty	2.98

Gaming REITs	1.90

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco High Yield Bond Factor ETF (IHYF)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Advertising-0.48%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$117,370
Belo Corp., 7.25%, 09/15/2027	130,000	131,470

		248,840

Aerospace & Defense-1.35%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	165,000	166,097
Boeing Co. (The), 6.26%, 05/01/2027(b)	88,000	88,314
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	181,000	192,790
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(b)	62,000	67,132
9.75%, 11/15/2030(b)	172,000	190,489

		704,822

Agricultural & Farm Machinery-0.28%
Titan International, Inc., 7.00%, 04/30/2028	150,000	145,159

Air Freight & Logistics-0.71%
GN Bondco LLC, 9.50%, 10/15/2031(b)	86,000	82,668
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	288,000	285,197

		367,865

Alternative Carriers-0.15%
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	79,695

Aluminum-0.32%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031(b)	65,000	72,458
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	92,968

		165,426

Apparel Retail-1.63%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	53,680
Gap, Inc. (The)
3.63%, 10/01/2029(b)	361,000	305,760
3.88%, 10/01/2031(b)	159,000	129,395
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	462,000	363,379

		852,214

Apparel, Accessories & Luxury Goods-0.55%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	88,513
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	85,000	84,661
Under Armour, Inc., 3.25%, 06/15/2026	122,000	114,978

		288,152

Application Software-0.49%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	100,000	94,921
9.00%, 09/30/2029(b)	100,000	96,299
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	76,000	65,195

		256,415

Asset Management & Custody Banks-0.11%
BrightSphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	55,883

	Principal Amount	Value
Automobile Manufacturers-0.39%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	$200,000	$201,209

Automotive Parts & Equipment-2.61%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	240,000	216,765
ANGI Group LLC, 3.88%, 08/15/2028(b)	123,000	104,107
Dana, Inc., 4.25%, 09/01/2030(c)	244,000	211,665
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	90,000	83,874
Tenneco, Inc., 8.00%, 11/17/2028(b)	350,000	327,383
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	134,604
4.88%, 01/15/2028	97,000	93,069
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	192,000	189,089

		1,360,556

Automotive Retail-0.08%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	40,324

Broadcasting-2.01%
Gray Television, Inc., 7.00%, 05/15/2027(b)	110,000	100,198
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	100,000	73,456
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	43,840
Paramount Global, 6.38%, 03/30/2062(c)(d)	298,000	275,908
TEGNA, Inc., 4.75%, 03/15/2026(b)	150,000	144,990
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	54,425
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	369,000	356,875

		1,049,692

Broadline Retail-2.57%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	80,353
Kohl’s Corp.
4.63%, 05/01/2031	90,000	74,292
5.55%, 07/17/2045	100,000	68,707
Macy’s Retail Holdings LLC
5.88%, 04/01/2029(b)	142,000	137,059
6.13%, 03/15/2032(b)	93,000	88,067
6.70%, 07/15/2034(b)	107,000	90,144
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	94,051
6.95%, 03/15/2028	124,000	123,089
4.38%, 04/01/2030	79,000	70,584
4.25%, 08/01/2031	96,000	82,905
5.00%, 01/15/2044	100,000	76,014
QVC, Inc.
4.75%, 02/15/2027	125,000	109,054
4.38%, 09/01/2028	50,000	38,496
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	200,000	208,355

		1,341,170

Building Products-2.15%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	68,214
Builders FirstSource, Inc., 6.38%, 03/01/2034(b)	160,000	157,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Building Products-(continued)
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	$41,000	$40,015
4.88%, 12/15/2027(b)	317,000	301,197
Masonite International Corp., 5.38%, 02/01/2028(b)	100,000	100,885
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	85,803
4.75%, 01/15/2028(b)	80,000	75,525
4.38%, 07/15/2030(b)(c)	208,000	184,385
3.38%, 01/15/2031(b)	131,000	107,427

		1,120,682

Cable & Satellite-5.80%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	195,000	191,216
5.13%, 05/01/2027(b)	109,000	102,250
4.25%, 02/01/2031(b)	350,000	274,186
4.50%, 05/01/2032	395,000	303,647
4.50%, 06/01/2033(b)(c)	240,000	180,687
4.25%, 01/15/2034(b)(c)	205,000	148,718
CSC Holdings LLC
11.25%, 05/15/2028(b)	200,000	177,102
11.75%, 01/31/2029(b)	200,000	177,810
6.50%, 02/01/2029(b)	200,000	149,348
4.63%, 12/01/2030(b)	200,000	86,984
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	223,896
DISH DBS Corp.
7.75%, 07/01/2026	184,000	115,637
5.25%, 12/01/2026(b)	159,000	125,333
5.75%, 12/01/2028(b)	110,000	74,487
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	138,219
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027(b)	200,000	185,550
5.13%, 07/15/2029(b)	200,000	167,236
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 09/15/2028(b)	40,000	16,761
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)	198,000	184,463

		3,023,530

Casinos & Gaming-3.48%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	167,514
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	500,000	487,206
International Game Technology PLC, 6.25%, 01/15/2027(b)	200,000	199,845
Melco Resorts Finance Ltd. (Hong Kong)
5.25%, 04/26/2026(b)	200,000	192,107
5.38%, 12/04/2029(b)	200,000	178,983
MGM Resorts International
6.75%, 05/01/2025	36,000	35,982
4.63%, 09/01/2026	200,000	192,722
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	201,000	191,093
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)(c)	234,000	168,214

		1,813,666

	Principal Amount	Value
Commercial & Residential Mortgage Finance-0.09%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	$49,000	$45,030

Communications Equipment-0.76%
Viasat, Inc.
5.63%, 04/15/2027(b)	200,000	183,223
7.50%, 05/30/2031(b)(c)	300,000	212,248

		395,471

Construction & Engineering-0.92%
AECOM, 5.13%, 03/15/2027	298,000	289,745
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	107,435
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	84,703

		481,883

Construction Materials-0.61%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	80,000	78,725
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	78,642
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	150,000	158,085

		315,452

Consumer Finance-3.12%
Ally Financial, Inc., 5.75%, 11/20/2025	92,000	91,278
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	120,000	124,896
Navient Corp.
6.75%, 06/25/2025	200,000	199,554
5.00%, 03/15/2027	116,000	109,464
9.38%, 07/25/2030	196,000	201,836
5.63%, 08/01/2033	62,000	49,302
OneMain Finance Corp.
6.88%, 03/15/2025	72,000	72,528
7.13%, 03/15/2026	140,000	141,381
4.00%, 09/15/2030	130,000	109,457
PRA Group, Inc.
7.38%, 09/01/2025(b)	140,000	139,477
8.38%, 02/01/2028(b)	182,000	177,651
Synchrony Financial, 7.25%, 02/02/2033	215,000	209,887

		1,626,711

Distributors-0.32%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	190,000	166,812

Diversified Banks-0.54%
Freedom Mortgage Corp.
6.63%, 01/15/2027(b)	50,000	48,172
12.00%, 10/01/2028(b)	220,000	235,671

		283,843

Diversified Chemicals-1.29%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	64,413
5.75%, 11/15/2028(b)	160,000	147,133
4.63%, 11/15/2029(b)	54,000	46,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Chemicals-(continued)
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(b)(c)	$400,000	$393,458
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	78,000	20,119

		671,449

Diversified Financial Services-3.52%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	196,518
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	206,664
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	150,942
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	180,122
Midcap Financial Issuer Trust
6.50%, 05/01/2028(b)	200,000	181,077
5.63%, 01/15/2030(b)	209,000	175,988
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	177,130
4.63%, 04/06/2031(b)	200,000	169,829
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	163,000	154,336
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	119,128
5.75%, 06/15/2027(b)	47,000	45,148
5.50%, 04/15/2029(b)	85,000	79,051

		1,835,933

Diversified Metals & Mining-1.24%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	197,750
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	99,000	92,955
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,912
9.25%, 10/01/2028(b)	111,000	116,504
8.50%, 05/01/2030(b)	148,000	151,763

		645,884

Diversified Real Estate Activities-0.10%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	51,077

Diversified REITs-0.52%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	148,000	126,085
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	82,000	76,303
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	67,418

		269,806

Diversified Support Services-2.09%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/2028(b)	300,000	269,802

	Principal Amount	Value
Diversified Support Services-(continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	$175,000	$167,829
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)(c)	381,000	310,853
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	307,000	290,061
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	60,000	53,141

		1,091,686

Drug Retail-0.15%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	85,000	80,381

Education Services-0.21%
Grand Canyon University, 5.13%, 10/01/2028	125,000	111,552

Electric Utilities-3.19%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	200,000
Edison International
8.13%, 06/15/2053(d)	70,000	71,569
7.88%, 06/15/2054(d)	120,000	122,246
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	140,000	132,007
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	205,000	223,588
NextEra Energy Operating Partners L.P.
4.50%, 09/15/2027(b)(c)	250,000	233,188
7.25%, 01/15/2029(b)	180,000	182,503
NRG Energy, Inc.
3.63%, 02/15/2031(b)	87,000	73,738
3.88%, 02/15/2032(b)	13,000	10,965
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	174,000	184,235
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	240,000	228,623

		1,662,662

Electrical Components & Equipment-0.58%
EnerSys, 4.38%, 12/15/2027(b)	200,000	188,038
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	114,190

		302,228

Environmental & Facilities Services-0.58%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	110,000	96,539
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	68,356
GFL Environmental, Inc., 3.75%, 08/01/2025(b)	141,000	137,263

		302,158

Fertilizers & Agricultural Chemicals-0.67%
Consolidated Energy Finance S.A. (Switzerland)
5.63%, 10/15/2028(b)	167,000	141,303
12.00%, 02/15/2031(b)	200,000	207,251

		348,554

Financial Exchanges & Data-0.30%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	189,000	158,637

Food Distributors-0.33%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	172,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Food Retail-0.23%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	$128,000	$122,417

Footwear-0.52%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	148,262
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	154,000	123,132

		271,394

Gas Utilities-0.46%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.50%, 05/20/2025	131,000	130,337
5.88%, 08/20/2026	60,000	59,051
9.38%, 06/01/2028(b)	50,000	52,001

		241,389

Health Care Facilities-1.07%
Encompass Health Corp., 5.75%, 09/15/2025	230,000	228,446
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	114,680
11.00%, 10/15/2030(b)	130,000	138,533
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	76,000	75,748

		557,407

Health Care REITs-0.73%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027(c)	348,000	285,010
4.63%, 08/01/2029	131,000	98,150

		383,160

Health Care Services-1.75%
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	63,000	62,754
5.63%, 03/15/2027(b)	180,000	164,998
6.00%, 01/15/2029(b)	160,000	139,766
6.13%, 04/01/2030(b)	84,000	59,471
5.25%, 05/15/2030(b)	83,000	67,936
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,472
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	115,000	80,004
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	74,574
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	252,000	255,406

		914,381

Health Care Supplies-0.69%
Embecta Corp., 5.00%, 02/15/2030(b)(c)	467,000	360,518

Health Care Technology-0.42%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	219,887

	Principal Amount	Value
Home Furnishings-0.58%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)	$100,000	$89,008
3.88%, 10/15/2031(b)	257,000	211,840

		300,848

Home Improvement Retail-0.22%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	115,629

Homebuilding-1.31%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	173,438
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	200,000	179,305
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	140,000	137,961
5.75%, 01/15/2028(b)	80,000	77,855
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	113,683

		682,242

Hotel & Resort REITs-0.57%
Service Properties Trust
4.50%, 03/15/2025	19,000	18,571
4.75%, 10/01/2026	150,000	139,412
4.95%, 02/15/2027	149,000	137,256

		295,239

Hotels, Resorts & Cruise Lines-1.12%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	237,397
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026(b)	97,000	95,218
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	66,193
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	185,854

		584,662

Housewares & Specialties-0.83%
Newell Brands, Inc.
5.70%, 04/01/2026	183,000	180,236
6.38%, 09/15/2027	70,000	68,478
6.63%, 09/15/2029	90,000	87,098
6.88%, 04/01/2036	110,000	96,137

		431,949

Independent Power Producers & Energy Traders-0.54%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	270,000	221,095
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	63,000	61,348

		282,443

Industrial Conglomerates-1.11%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	159,000	154,775
5.25%, 05/15/2027	156,000	143,383
4.38%, 02/01/2029(c)	330,000	278,098

		576,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Industrial Machinery & Supplies & Components-0.80%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	$57,000	$56,712
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)(c)	400,000	362,309

		419,021

Insurance Brokers-0.15%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	80,000	78,515

Integrated Oil & Gas-0.26%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	135,000	136,140

Integrated Telecommunication Services-2.06%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	135,318
5.13%, 07/15/2029(b)	200,000	130,563
CommScope, Inc., 6.00%, 03/01/2026(b)	100,000	89,500
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	193,872
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	46,059
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	145,476
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	199,228
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	135,037

		1,075,053

Interactive Media & Services-0.76%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	22,044
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	220,000	207,059
Scripps Escrow II, Inc.
3.88%, 01/15/2029(b)	103,000	76,189
5.38%, 01/15/2031(b)(c)	110,000	65,004
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	24,000	24,031

		394,327

Internet Services & Infrastructure-0.80%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	440,000	377,717
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	40,471

		418,188

Investment Banking & Brokerage-0.46%
StoneX Group, Inc.
8.63%, 06/15/2025(b)	26,000	26,086
7.88%, 03/01/2031(b)(c)	210,000	212,546

		238,632

IT Consulting & Other Services-0.87%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	250,000	226,472
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	185,009
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	42,304

		453,785

	Principal Amount	Value
Leisure Facilities-0.45%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	$48,000	$48,000
Life Time, Inc., 5.75%, 01/15/2026(b)	116,000	114,824
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	70,000	70,090

		232,914

Leisure Products-0.40%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)(c)	210,000	206,984

Life & Health Insurance-0.73%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 02/15/2029(b)(c)	265,000	237,630
Genworth Holdings, Inc., 6.50%, 06/15/2034	155,000	144,711

		382,341

Marine Transportation-0.13%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	69,776

Metal, Glass & Plastic Containers-1.15%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	194,088
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	200,000	166,878
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	249,000	237,986

		598,952

Mortgage REITs-0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	80,917

Movies & Entertainment-0.62%
Cinemark USA, Inc.
8.75%, 05/01/2025(b)	87,000	87,000
5.88%, 03/15/2026(b)	117,000	115,904
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	45,779
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	75,211

		323,894

Multi-Utilities-0.34%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	204,000	177,131

Office REITs-0.68%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	250,000	224,040
Office Properties Income Trust
4.50%, 02/01/2025	124,000	97,920
2.65%, 06/15/2026	57,000	32,526

		354,486

Office Services & Supplies-0.67%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	148,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Office Services & Supplies-(continued)
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	$153,000	$138,040
7.25%, 03/15/2029(b)	75,000	64,298

		351,216

Oil & Gas Drilling-1.38%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	207,000	207,763
Nabors Industries, Inc.
7.38%, 05/15/2027(b)	207,000	205,341
9.13%, 01/31/2030(b)	145,000	149,630
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	104,000	98,943
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	57,634

		719,311

Oil & Gas Equipment & Services-1.13%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	184,000	188,589
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	400,000	399,682

		588,271

Oil & Gas Exploration & Production-2.77%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	68,000	70,953
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	68,000	72,216
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	47,622
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	122,000	116,266
5.88%, 01/15/2030(b)	141,000	128,565
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	160,000	169,179
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	63,000	63,830
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	75,000	71,935
6.25%, 04/15/2032(b)	108,000	104,365
8.38%, 11/01/2033(b)	170,000	182,498
Southwestern Energy Co., 5.70%, 01/23/2025	88,000	87,675
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	38,659
Talos Production, Inc., 9.38%, 02/01/2031(b)	125,000	133,314
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	159,605

		1,446,682

Oil & Gas Refining & Marketing-0.32%
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	69,525
5.63%, 04/28/2027	65,000	63,640
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	35,142

		168,307

Oil & Gas Storage & Transportation-6.13%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 03/01/2027(b)(c)	250,000	245,658
Buckeye Partners L.P.
4.13%, 03/01/2025(b)	110,000	107,721
3.95%, 12/01/2026	71,000	66,903

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	$63,000	$64,238
7.50%, 06/01/2030(b)	37,000	38,827
4.75%, 01/15/2031(b)	77,000	70,419
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	100,000	101,214
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	50,000	49,479
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	83,190
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	99,000	97,866
6.50%, 09/30/2026(b)(c)	246,000	235,442
8.75%, 03/15/2029(b)	85,000	82,975
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	71,530
Rockies Express Pipeline LLC
3.60%, 05/15/2025(b)	118,000	114,447
4.95%, 07/15/2029(b)	200,000	184,036
7.50%, 07/15/2038(b)	62,000	63,646
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)	239,000	244,220
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	49,724
5.50%, 01/15/2028(b)	55,000	52,265
7.38%, 02/15/2029(b)	85,000	85,166
6.00%, 12/31/2030(b)	138,000	129,958
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	195,000	199,548
9.50%, 02/01/2029(b)(c)	318,000	342,005
8.38%, 06/01/2031(b)(c)	223,000	228,993
9.88%, 02/01/2032(b)	176,000	187,921

		3,197,391

Other Specialized REITs-0.57%
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	58,000	55,397
4.50%, 02/15/2031(b)	232,000	204,862
5.63%, 07/15/2032(b)	39,000	36,131

		296,390

Other Specialty Retail-0.99%
Bath & Body Works, Inc.
9.38%, 07/01/2025(b)	66,000	68,368
6.88%, 11/01/2035	106,000	105,401
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	108,915
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	82,000	69,496
Staples, Inc., 7.50%, 04/15/2026(b)	170,000	164,055

		516,235

Paper & Plastic Packaging Products & Materials-1.08%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	79,759
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,120
LABL, Inc., 6.75%, 07/15/2026(b)	184,000	181,627
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	110,000	110,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-(continued)
Sealed Air Corp.
6.13%, 02/01/2028(b)	$45,000	$44,498
6.88%, 07/15/2033(b)	101,000	101,794

		560,574

Paper Products-0.19%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	101,418

Passenger Airlines-1.67%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	55,069
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	130,622
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	159,995	158,286
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	107,000	96,743
Delta Air Lines, Inc., 7.38%, 01/15/2026	238,000	243,659
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	95,771
United AirLines, Inc., 4.38%, 04/15/2026(b)	94,000	90,503

		870,653

Personal Care Products-0.39%
Coty, Inc., 5.00%, 04/15/2026(b)	23,000	22,579
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	120,000	108,596
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	76,000	72,987

		204,162

Pharmaceuticals-2.19%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	77,643
AdaptHealth LLC
4.63%, 08/01/2029(b)	200,000	168,698
5.13%, 03/01/2030(b)	285,000	242,872
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	137,000	127,745
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)(e)(f)	36,000	2,880
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	199,000	117,063
Jazz Securities DAC, 4.38%, 01/15/2029(b)	214,000	194,910
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	200,000	182,341
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	28,829

		1,142,981

Publishing-0.09%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	48,308

Real Estate Services-1.50%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	229,000	201,174
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028(b)	211,000	208,222
8.88%, 09/01/2031(b)	136,000	141,220
Newmark Group, Inc., 7.50%, 01/12/2029(b)	230,000	232,439

		783,055

	Principal Amount	Value
Regional Banks-0.18%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	$87,000	$91,752

Reinsurance-0.28%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	165,000	145,869

Renewable Electricity-0.14%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	115,000	71,633

Restaurants-0.10%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	52,618

Retail REITs-0.58%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	136,000	131,722
4.50%, 04/01/2027(b)	83,000	73,794
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	99,054

		304,570

Security & Alarm Services-0.70%
CoreCivic, Inc.
4.75%, 10/15/2027	153,000	142,751
8.25%, 04/15/2029	101,000	104,448
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	120,000	118,598

		365,797

Semiconductors-0.29%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	150,282

Specialized Consumer Services-0.36%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	186,560

Specialty Chemicals-0.44%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	148,398
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	80,680

		229,078

Steel-0.17%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	88,417

Systems Software-0.73%
Gen Digital, Inc.
5.00%, 04/15/2025(b)	53,000	52,402
6.75%, 09/30/2027(b)	52,000	52,237
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	119,611
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	155,720

		379,970

Technology Hardware, Storage & Peripherals-1.69%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	62,846
4.13%, 01/15/2031	32,000	27,808
Western Digital Corp., 4.75%, 02/15/2026	333,000	324,298
Xerox Corp., 6.75%, 12/15/2039	78,000	59,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	$340,000	$330,681
5.50%, 08/15/2028(b)	85,000	73,837

		878,963

Telecom Tower REITs-0.40%
SBA Communications Corp., 3.88%, 02/15/2027(c)	222,000	208,848

Tires & Rubber-0.27%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	46,543
4.88%, 03/15/2027	100,000	95,982

		142,525

Tobacco-0.19%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	96,481

Trading Companies & Distributors-0.51%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	74,000	74,000
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	200,000	194,441

		268,441

Transaction & Payment Processing Services-0.41%
Block, Inc., 2.75%, 06/01/2026	43,000	40,438
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	171,289

		211,727

Total U.S. Dollar Denominated Bonds & Notes (Cost $51,520,604)		50,984,674

U.S. Treasury Securities-0.13%

U.S. Treasury Bills-0.13%
5.27%, 09/05/2024(g)(h) (Cost $66,759)	68,000	66,750

	Shares	Value
Money Market Funds-0.37%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(i)(j) (Cost $194,448)	194,448	$194,448

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.27% (Cost $51,781,811)		51,245,872

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.56%
Invesco Private Government Fund, 5.29%(i)(j)(k)	1,730,657	1,730,657
Invesco Private Prime Fund, 5.46%(i)(j)(k)	5,340,793	5,342,395

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,073,676)		7,073,052

TOTAL INVESTMENTS IN SECURITIES-111.83% (Cost $58,855,487)		58,318,924
OTHER ASSETS LESS LIABILITIES-(11.83)%		(6,170,348)

NET ASSETS-100.00%		$52,148,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $40,000,527, which represented 76.70% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2024 represented less than 1% of the Fund’s Net Assets.

(g)	$66,750 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$72,923	$5,786,345	$(5,664,820)	$-	$-	$194,448	$10,478

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	797,268	9,720,663	(8,787,274)	-	-	1,730,657	32,103	*

Invesco Private Prime Fund	2,050,708	18,076,766	(14,785,077)	(667)	665	5,342,395	88,213	*

Total	$2,920,899	$33,583,774	$(29,237,171)	$(667)	$665	$7,267,500	$130,794

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	16	June-2024	$1,719,000	$(36,221)	$(36,221)

U.S. Treasury 5 Year Notes	13	June-2024	1,361,648	(26,855)	(26,855)

U.S. Treasury Ultra Bonds	1	June-2024	119,563	(7,073)	(7,073)

Subtotal—Long Futures Contracts				(70,149)	(70,149)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 2 Year Notes	13	June-2024	(2,634,531)	26,740	26,740

U.S. Treasury 10 Year Ultra Notes	1	June-2024	(110,219)	3,561	3,561

Subtotal—Short Futures Contracts				30,301	30,301

Total Futures Contracts				$(39,848)	$(39,848)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2024

(Unaudited)

 Portfolio Composition

 Security Type Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	97.77

U.S. Treasury Securities	0.13

Money Market Funds Plus Other Assets Less Liabilities	2.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco High Yield Select ETF (HIYS)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-90.73%
Advertising-1.00%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$ 55,000	$51,031
Lamar Media Corp., 3.63%, 01/15/2031	57,000	48,785

		99,816

Aerospace & Defense-1.51%
TransDigm, Inc.
6.75%, 08/15/2028(b)	25,000	25,138
7.13%, 12/01/2031(b)	25,000	25,508
6.63%, 03/01/2032(b)	100,000	99,955

		150,601

Aluminum-0.49%
Novelis Corp., 4.75%, 01/30/2030(b)	54,000	49,462

Apparel Retail-0.49%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	62,000	48,765

Application Software-0.51%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	50,587

Automobile Manufacturers-0.98%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	115,000	98,543

Automotive Parts & Equipment-2.53%
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	27,000	25,162
Phinia, Inc., 6.75%, 04/15/2029(b)	76,000	76,366
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	151,161

		252,689

Automotive Retail-3.55%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	110,000	100,150
LCM Investments Holdings II LLC
4.88%, 05/01/2029(b)	57,000	52,114
8.25%, 08/01/2031(b)	97,000	100,858
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	115,000	101,685

		354,807

Broadcasting-0.70%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	5,000	4,996
Gray Television, Inc., 7.00%, 05/15/2027(b)(c)	11,000	10,020
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	7,000	4,858
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	53,000	50,102

		69,976

Broadline Retail-0.99%
Kohl’s Corp., 4.63%, 05/01/2031	60,000	49,528
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)(c)	23,000	21,943
4.50%, 12/15/2034	32,000	27,304

		98,775

	Principal Amount	Value
Cable & Satellite-2.56%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	$ 52,000	$48,780
4.75%, 03/01/2030(b)	59,000	49,073
CSC Holdings LLC, 5.38%, 02/01/2028(b)	200,000	153,627
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	6,000	4,728

		256,208

Casinos & Gaming-4.29%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	178,983
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)(c)	7,000	5,223
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	170,241
Viking Cruises Ltd.
7.00%, 02/15/2029(b)	25,000	24,926
9.13%, 07/15/2031(b)	46,000	49,373

		428,746

Commodity Chemicals-1.62%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	164,000	162,297

Construction & Engineering-0.11%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	11,000	10,863

Consumer Finance-1.26%
FirstCash, Inc., 6.88%, 03/01/2032(b)	76,000	75,134
Navient Corp.
5.00%, 03/15/2027(c)	37,000	34,915
9.38%, 07/25/2030	16,000	16,477

		126,526

Diversified Banks-1.03%
Citigroup, Inc.
Series X, 3.88%(d)(e)	45,000	42,353
Series Z, 7.38%(c)(d)(e)	10,000	10,279
JPMorgan Chase & Co., Series FF, 5.00%(d)(e)	51,000	50,779

		103,411

Diversified Financial Services-4.84%
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	50,078
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/2029(b)(c)	54,000	49,160
7.13%, 04/30/2031(b)	25,000	25,172
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	180,122
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	75,000	75,126
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	51,000	50,315
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	57,000	53,970

		483,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Metals & Mining-0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	$ 50,000	$49,000

Diversified Support Services-1.04%
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	50,000	50,535
7.75%, 03/15/2031(b)	24,000	24,921
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	28,000	28,328

		103,784

Drug Retail-0.48%
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	56,000	48,209

Electric Utilities-1.48%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	49,000	51,882
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	94,000	96,479

		148,361

Electrical Components & Equipment-0.76%
EnerSys
4.38%, 12/15/2027(b)	56,000	52,650
6.63%, 01/15/2032(b)	23,000	22,934

		75,584

Electronic Components-0.09%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	11,000	9,306

Electronic Manufacturing Services-0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	99,000	98,237

Environmental & Facilities Services-0.74%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	73,000	73,681

Gas Utilities-0.56%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(b)	32,000	31,662
4.13%, 08/15/2031(b)	28,000	24,458

		56,120

Gold-0.50%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	50,000	49,740

Health Care Facilities-0.78%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,624
Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	25,000	25,081

		77,705

Health Care REITs-0.79%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	79,000	68,008
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	10,745

		78,753

	Principal Amount	Value
Health Care Services-3.03%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	$ 58,000	$55,236
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	25,000	24,902
5.25%, 05/15/2030(b)	30,000	24,555
4.75%, 02/15/2031(b)	35,000	27,355
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	52,724
Select Medical Corp., 6.25%, 08/15/2026(b)(c)	52,000	52,066
Star Parent, Inc., 9.00%, 10/01/2030(b)	49,000	51,318
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	15,000	14,728

		302,884

Health Care Supplies-0.52%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	58,000	52,017

Hotel & Resort REITs-2.23%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	51,000	50,019
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	57,000	49,480
Service Properties Trust
4.75%, 10/01/2026	107,000	99,447
5.50%, 12/15/2027	26,000	24,559

		223,505

Hotels, Resorts & Cruise Lines-2.75%
Carnival Corp.
6.00%, 05/01/2029(b)	29,000	28,120
10.50%, 06/01/2030(b)	47,000	51,073
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	50,000	49,325
IRB Holding Corp., 7.00%, 06/15/2025(b)	97,000	96,876
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	50,000	49,323

		274,717

Independent Power Producers & Energy Traders-1.73%
Clearway Energy Operating LLC
4.75%, 03/15/2028(b)	52,000	49,051
3.75%, 02/15/2031(b)(c)	29,000	24,551
Vistra Corp., Series C, 8.88%(b)(d)(e)	48,000	49,589
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	51,000	49,663

		172,854

Industrial Machinery & Supplies & Components-1.75%
Enpro, Inc., 5.75%, 10/15/2026	50,000	49,371
ESAB Corp., 6.25%, 04/15/2029(b)	51,000	50,872
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	83,000	75,116

		175,359

Insurance Brokers-0.95%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	49,000	49,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Insurance Brokers-(continued)
HUB International Ltd.
7.25%, 06/15/2030(b)	$ 25,000	$25,384
7.38%, 01/31/2032(b)	21,000	20,820

		95,392

Integrated Oil & Gas-0.25%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	25,000	25,211

Integrated Telecommunication Services-2.69%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)(c)	24,000	24,261
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	199,228
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	52,000	45,988

		269,477

Interactive Media & Services-0.49%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	52,000	49,284

Leisure Facilities-2.90%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	62,000	67,263
NCL Corp. Ltd.
5.88%, 02/15/2027(b)	102,000	99,715
8.13%, 01/15/2029(b)	23,000	23,971
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	50,000	49,837
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	52,000	49,802

		290,588

Leisure Products-0.50%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	51,000	50,267

Marine Transportation-1.00%
Stena International S.A. (Sweden), 7.25%, 01/15/2031(b)	100,000	100,175

Metal, Glass & Plastic Containers-1.45%
Ball Corp., 6.00%, 06/15/2029	48,000	47,822
OI European Group B.V., 4.75%, 02/15/2030(b)	66,000	60,349
Sealed Air Corp., 7.25%, 02/15/2031(b)	36,000	36,694

		144,865

Office REITs-1.01%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	49,000	50,193
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	50,881

		101,074

Oil & Gas Drilling-2.78%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	81,000	79,185
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	30,000	30,075
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	27,000	25,687

	Principal Amount	Value
Oil & Gas Drilling-(continued)
Transocean, Inc., 8.75%, 02/15/2030(b)	$ 43,200	$45,075
Valaris Ltd., 8.38%, 04/30/2030(b)	95,000	97,773

		277,795

Oil & Gas Equipment & Services-0.52%
Oceaneering International, Inc., 6.00%, 02/01/2028	53,000	52,181

Oil & Gas Exploration & Production-4.79%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	146,000	147,079
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	53,000	50,557
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	76,000	76,707
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	14,000	13,428
6.00%, 02/01/2031(b)	64,000	61,337
8.38%, 11/01/2033(b)	26,000	27,911
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	48,000	49,405
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,402

		478,826

Oil & Gas Refining & Marketing-1.26%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	75,000	75,258
Sunoco L.P.
7.00%, 05/01/2029(b)	20,000	20,327
7.25%, 05/01/2032(b)	30,000	30,494

		126,079

Oil & Gas Storage & Transportation-7.36%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	76,000	75,048
Genesis Energy L.P./Genesis Energy Finance Corp.
7.75%, 02/01/2028	74,000	74,047
8.88%, 04/15/2030	25,000	25,895
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	37,000	38,820
New Fortress Energy, Inc.
6.50%, 09/30/2026(b)(c)	79,000	75,609
8.75%, 03/15/2029(b)(c)	74,000	72,237
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(b)	25,000	25,419
8.38%, 02/15/2032(b)	27,000	27,455
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	48,000	49,067
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)	51,000	52,114
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	76,000	76,149
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	49,000	50,143
9.50%, 02/01/2029(b)	51,000	54,850
9.88%, 02/01/2032(b)	37,000	39,506

		736,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-0.51%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	$ 51,000	$50,927

Passenger Airlines-1.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	154,000	148,851

Passenger Ground Transportation-0.53%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	57,000	53,208

Personal Care Products-0.49%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	49,000	49,068

Real Estate Development-0.13%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	13,000	13,403

Real Estate Services-0.50%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	48,000	49,842

Research & Consulting Services-0.51%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	56,000	51,050

Restaurants-0.75%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)(c)	84,000	75,071

Specialized Consumer Services-1.03%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	117,000	103,263

Specialized Finance-0.51%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	50,923

Steel-1.21%
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(b)	49,000	47,910
7.00%, 03/15/2032(b)	50,000	48,894
6.25%, 10/01/2040	29,000	24,643

		121,447

Systems Software-1.22%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	76,000	72,446
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	57,000	50,132

		122,578

Technology Hardware, Storage & Peripherals-0.12%
Seagate HDD Cayman, 9.63%, 12/01/2032	11,026	12,377

Telecom Tower REITs-0.49%
SBA Communications Corp., 3.13%, 02/01/2029	56,000	48,823

Trading Companies & Distributors-3.09%
Air Lease Corp., Series B, 4.65%(d)(e)	55,000	51,977
Aircastle Ltd., 5.25%(b)(d)(e)	83,000	78,836
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	26,000	24,762

	Principal Amount	Value
Trading Companies & Distributors-(continued)
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)	$ 51,000	$49,005
7.88%, 12/01/2030(b)	101,000	105,013

		309,593

Wireless Telecommunication Services-1.04%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	124,000	103,960

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,948,697)		9,077,788

	Shares
Exchange-Traded Funds-4.95%
Invesco Senior Loan ETF(g) (Cost $496,283)	23,500	494,675

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-1.97%(h)
Casinos & Gaming-1.04%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR100,000	104,331

Wireless Telecommunication Services-0.93%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR100,000	92,543

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $195,590)		196,874

	Shares
Preferred Stocks-0.48%
Diversified Banks-0.48%
Bank of America Corp., Series Z, Pfd., 6.50%(d) (Cost $47,833)	48,000	48,190

Money Market Funds-2.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(g)(i) (Cost $215,581)	215,581	215,581

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $9,903,984)		10,033,108

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.22%
Invesco Private Government Fund, 5.29%(g)(i)(j)	202,176	202,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(g)(i)(j)	519,929	$520,085

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $722,261)		722,261

TOTAL INVESTMENTS IN SECURITIES-107.50% (Cost $10,626,245)		10,755,369
OTHER ASSETS LESS LIABILITIES-(7.50)%		(750,433)

NET ASSETS-100.00%		$10,004,936

Investment Abbreviations:

ETF	-Exchange-Traded Fund
EUR	-Euro
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $8,046,201, which represented 80.42% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Invesco Senior Loan ETF	$-	$496,283	$-	$(1,608)	$-	$494,675	$3,466

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	142,401	3,309,083	(3,235,903)	-	-	215,581	4,417

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	199,263	2,524,628	(2,521,715)	-	-	202,176	6,001	*

Invesco Private Prime Fund	391,390	4,458,405	(4,329,748)	(6)	44	520,085	16,249	*

Total	$733,054	$10,788,399	$(10,087,366)	$(1,614)	$44	$1,432,517	$30,133

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco High Yield Select ETF (HIYS)–(continued)

April 30, 2024

(Unaudited)

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive

Currency Risk

5/15/2024	Goldman Sachs International	EUR	261,000	USD	281,712	$2,465

5/15/2024	Morgan Stanley Capital Services LLC	EUR	408,000	USD	439,865	3,342

Subtotal–Appreciation						5,807

Currency Risk

5/15/2024	Morgan Stanley Capital Services LLC	USD	565,478	EUR	526,000	(2,705)

Subtotal–Depreciation						(2,705)

Total Forward Foreign Currency Contracts						$3,102

Abbreviations:

EUR-Euro

USD-U.S. Dollar

 Portfolio Composition

 Security Type Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	90.73

Exchange-Traded Funds	4.95

Non-U.S. Dollar Denominated Bonds & Notes	1.97

Preferred Stocks	0.48

Money Market Funds Plus Other Assets Less Liabilities	1.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-78.78%
Communication Services-7.20%
Alphabet, Inc., Class A(b)	12,366	$2,012,937
Alphabet, Inc., Class C(b)	10,353	1,704,518
AT&T, Inc.	15,004	253,418
Charter Communications, Inc., Class A(b)	207	52,980
Comcast Corp., Class A	8,315	316,885
Electronic Arts, Inc.	511	64,805
Fox Corp., Class A	502	15,567
Fox Corp., Class B	277	7,944
Interpublic Group of Cos., Inc. (The)	804	24,474
Live Nation Entertainment, Inc.(b)	298	26,495
Match Group, Inc.(b)	570	17,567
Meta Platforms, Inc., Class A	4,617	1,986,095
Netflix, Inc.(b)	908	499,981
News Corp., Class A	797	18,969
News Corp., Class B	241	5,914
Omnicom Group, Inc.	415	38,529
Paramount Global, Class B	1,012	11,527
Take-Two Interactive Software, Inc.(b)	333	47,556
T-Mobile US, Inc.	1,096	179,930
Verizon Communications, Inc.	8,823	348,420
Walt Disney Co. (The)	3,849	427,624
Warner Bros. Discovery, Inc.(b)	4,657	34,275

		8,096,410

Consumer Discretionary-8.13%
Airbnb, Inc., Class A(b)	914	144,933
Amazon.com, Inc.(b)	4,209	3,356,850
Aptiv PLC(b)	586	41,606
AutoZone, Inc.(b)	36	106,430
Bath & Body Works, Inc.	474	21,529
Best Buy Co., Inc.	402	29,603
Booking Holdings, Inc.	73	251,998
BorgWarner, Inc.	482	15,795
Caesars Entertainment, Inc.(b)	453	16,226
CarMax, Inc.(b)(c)	331	22,498
Carnival Corp.(b)	2,114	31,329
Chipotle Mexican Grill, Inc.(b)	58	183,257
D.R. Horton, Inc.	627	89,341
Darden Restaurants, Inc.	251	38,506
Deckers Outdoor Corp.(b)	54	44,197
Domino’s Pizza, Inc.	73	38,637
eBay, Inc.	1,089	56,127
Etsy, Inc.(b)(c)	251	17,236
Expedia Group, Inc.(b)	274	36,889
Ford Motor Co.	8,190	99,509
Garmin Ltd.	321	46,375
General Motors Co.	2,423	107,896
Genuine Parts Co.	294	46,220
Hasbro, Inc.	274	16,796
Hilton Worldwide Holdings, Inc.	529	104,361
Home Depot, Inc. (The)	2,089	698,186
Las Vegas Sands Corp.	775	34,379
Lennar Corp., Class A	519	78,691
LKQ Corp.	562	24,239
Lowe’s Cos., Inc..	1,207	275,184
lululemon athletica, inc.(b)	241	86,905
Marriott International, Inc., Class A	518	122,315

	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	1,522	$415,567
MGM Resorts International(b)	573	22,599
Mohawk Industries, Inc.(b)	111	12,801
NIKE, Inc., Class B	2,554	235,632
Norwegian Cruise Line Holdings Ltd.(b)(c)	893	16,896
NVR, Inc.(b)	7	52,072
O’Reilly Automotive, Inc.(b)	124	125,644
Pool Corp.	81	29,365
PulteGroup, Inc.	445	49,582
Ralph Lauren Corp.	82	13,418
Ross Stores, Inc.	706	91,462
Royal Caribbean Cruises Ltd.(b)	495	69,117
Starbucks Corp.	2,376	210,252
Tapestry, Inc.	481	19,202
Tesla, Inc.(b)	5,814	1,065,590
TJX Cos., Inc. (The)	2,392	225,063
Tractor Supply Co.	227	61,989
Ulta Beauty, Inc.(b)	102	41,294
Wynn Resorts Ltd.	200	18,330
Yum! Brands, Inc.(c)	590	83,338

		9,143,256

Consumer Staples-4.85%
Altria Group, Inc.	3,701	162,141
Archer-Daniels-Midland Co.	1,119	65,641
Brown-Forman Corp., Class B(c)	379	18,135
Bunge Global S.A.	305	31,037
Campbell Soup Co.	413	18,878
Church & Dwight Co., Inc.	517	55,779
Clorox Co. (The)	260	38,446
Coca-Cola Co. (The)	8,165	504,352
Colgate-Palmolive Co.	1,728	158,838
Conagra Brands, Inc.	1,003	30,872
Constellation Brands, Inc, Class A	338	85,669
Costco Wholesale Corp.	931	673,020
Dollar General Corp.	461	64,167
Dollar Tree, Inc.(b)(c)	434	51,320
Estee Lauder Cos., Inc. (The), Class A	489	71,741
General Mills, Inc.	1,192	83,988
Hershey Co. (The)	315	61,085
Hormel Foods Corp.	608	21,620
J.M. Smucker Co. (The)(c)	223	25,612
Kellanova	553	31,997
Kenvue, Inc.	3,617	68,072
Keurig Dr Pepper, Inc.	2,186	73,668
Kimberly-Clark Corp.	707	96,527
Kraft Heinz Co. (The)	1,673	64,595
Kroger Co. (The)	1,389	76,923
Lamb Weston Holdings, Inc.	303	25,252
McCormick & Co., Inc.(c)	528	40,160
Molson Coors Beverage Co., Class B	389	22,274
Mondelez International, Inc., Class A	2,826	203,302
Monster Beverage Corp.(b)	1,550	82,847
PepsiCo, Inc.	2,884	507,324
Philip Morris International, Inc.	3,258	309,315
Procter & Gamble Co. (The)	4,938	805,882
Sysco Corp.	1,045	77,664
Target Corp.	969	155,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	601	$36,451
Walgreens Boots Alliance, Inc.	1,502	26,630
Walmart, Inc.	8,983	533,141

		5,460,355

Energy-3.22%
APA Corp.	758	23,831
Baker Hughes Co., Class A	2,100	68,502
Chevron Corp.	3,640	587,023
ConocoPhillips	2,472	310,533
Coterra Energy, Inc.	1,578	43,174
Devon Energy Corp.	1,344	68,786
Diamondback Energy, Inc.	376	75,625
EOG Resources, Inc.	1,224	161,727
EQT Corp.	863	34,598
Exxon Mobil Corp.	8,333	985,544
Halliburton Co.	1,868	69,994
Hess Corp.	578	91,029
Kinder Morgan, Inc.	4,058	74,180
Marathon Oil Corp.	1,228	32,972
Marathon Petroleum Corp.	772	140,288
Occidental Petroleum Corp.	1,381	91,339
ONEOK, Inc.	1,222	96,685
Phillips 66	902	129,175
Pioneer Natural Resources Co.	490	131,967
Schlumberger N.V.	2,995	142,203
Targa Resources Corp.	468	53,380
Valero Energy Corp.	714	114,147
Williams Cos., Inc. (The)	2,553	97,933

		3,624,635

Financials-10.35%
Aflac, Inc.	1,105	92,433
Allstate Corp. (The)	551	93,703
American Express Co.	1,200	280,836
American International Group, Inc.	1,473	110,932
Ameriprise Financial, Inc.	210	86,476
Aon PLC, Class A	420	118,444
Arch Capital Group Ltd.(b)	779	72,868
Arthur J. Gallagher & Co.	455	106,784
Assurant, Inc.	109	19,010
Bank of America Corp.	14,448	534,720
Bank of New York Mellon Corp. (The)	1,593	89,989
Berkshire Hathaway, Inc., Class B(b)	3,818	1,514,715
BlackRock, Inc.	293	221,109
Blackstone, Inc., Class A	1,510	176,081
Brown & Brown, Inc.	496	40,444
Capital One Financial Corp.	798	114,457
Cboe Global Markets, Inc.	222	40,215
Charles Schwab Corp. (The)	3,123	230,946
Chubb Ltd.	850	211,344
Cincinnati Financial Corp.	329	38,062
Citigroup, Inc.	3,994	244,952
Citizens Financial Group, Inc.	978	33,360
CME Group, Inc., Class A	755	158,278
Comerica, Inc.	277	13,897
Corpay, Inc.(b)	152	45,925
Discover Financial Services	525	66,533
Everest Group Ltd.	91	33,343
FactSet Research Systems, Inc.	80	33,351
Fidelity National Information Services, Inc.	1,243	84,425

	Shares	Value
Financials-(continued)
Fifth Third Bancorp	1,429	$52,101
Fiserv, Inc.(b)	1,259	192,212
Franklin Resources, Inc.	630	14,389
Global Payments, Inc.	546	67,032
Globe Life, Inc.	180	13,711
Goldman Sachs Group, Inc. (The)	684	291,870
Hartford Financial Services Group, Inc. (The)	626	60,653
Huntington Bancshares, Inc.	3,039	40,935
Intercontinental Exchange, Inc.	1,202	154,770
Invesco Ltd.(d)	943	13,362
Jack Henry & Associates, Inc.	153	24,892
JPMorgan Chase & Co.	6,067	1,163,287
KeyCorp	1,965	28,473
Loews Corp.	382	28,707
M&T Bank Corp.	349	50,392
MarketAxess Holdings, Inc.	80	16,007
Marsh & McLennan Cos., Inc.	1,032	205,812
Mastercard, Inc., Class A	1,731	781,027
MetLife, Inc.	1,288	91,551
Moody’s Corp.	330	122,209
Morgan Stanley	2,629	238,818
MSCI, Inc.	166	77,321
Nasdaq, Inc.	797	47,700
Northern Trust Corp.	430	35,428
PayPal Holdings, Inc.(b)	2,249	152,752
PNC Financial Services Group, Inc. (The)	835	127,972
Principal Financial Group, Inc.	460	36,404
Progressive Corp. (The)	1,228	255,731
Prudential Financial, Inc.	758	83,744
Raymond James Financial, Inc.	395	48,190
Regions Financial Corp.	1,939	37,365
S&P Global, Inc.	674	280,269
State Street Corp.	634	45,959
Synchrony Financial	854	37,559
T. Rowe Price Group, Inc.	470	51,498
Travelers Cos., Inc. (The)	479	101,625
Truist Financial Corp.	2,799	105,102
U.S. Bancorp	3,267	132,738
Visa, Inc., Class A	3,319	891,517
W.R. Berkley Corp.	425	32,712
Wells Fargo & Co.	7,552	447,985
Willis Towers Watson PLC	215	53,995

		11,643,408

Health Care-9.68%
Abbott Laboratories	3,643	386,049
AbbVie, Inc.	3,705	602,581
Agilent Technologies, Inc.	615	84,280
Align Technology, Inc.(b)	149	42,075
Amgen, Inc.	1,123	307,635
Baxter International, Inc.	1,066	43,034
Becton, Dickinson and Co.	606	142,168
Biogen, Inc.(b)	304	65,305
Bio-Rad Laboratories, Inc., Class A(b)	44	11,869
Bio-Techne Corp.	330	20,859
Boston Scientific Corp.(b)	3,074	220,928
Bristol-Myers Squibb Co.	4,270	187,624
Cardinal Health, Inc.	510	52,550
Catalent, Inc.(b)	379	21,167
Cencora, Inc.	347	82,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Centene Corp.(b)	1,122	$81,973
Charles River Laboratories International, Inc.(b)	108	24,732
Cigna Group (The)	614	219,223
Cooper Cos., Inc. (The)	417	37,138
CVS Health Corp.	2,641	178,822
Danaher Corp.	1,380	340,336
DaVita, Inc.(b)	113	15,708
DexCom, Inc.(b)	809	103,059
Edwards Lifesciences Corp.(b)	1,273	107,785
Elevance Health, Inc.	493	260,590
Eli Lilly and Co.	1,673	1,306,780
GE HealthCare Technologies, Inc.	889	67,777
Gilead Sciences, Inc.	2,615	170,498
HCA Healthcare, Inc.	416	128,885
Henry Schein, Inc.(b)	273	18,913
Hologic, Inc.(b)	493	37,355
Humana, Inc.	256	77,335
IDEXX Laboratories, Inc.(b)	174	85,740
Illumina, Inc.(b)	333	40,976
Incyte Corp.(b)	390	20,299
Insulet Corp.(b)	147	25,275
Intuitive Surgical, Inc.(b)	739	273,888
IQVIA Holdings, Inc.(b)	383	88,768
Johnson & Johnson	5,052	730,469
Laboratory Corp. of America Holdings	178	35,844
McKesson Corp.	276	148,270
Medtronic PLC	2,790	223,870
Merck & Co., Inc.	5,318	687,192
Mettler-Toledo International, Inc.(b)	45	55,336
Moderna, Inc.(b)	696	76,776
Molina Healthcare, Inc.(b)	122	41,736
Pfizer, Inc.	11,849	303,571
Quest Diagnostics, Inc.	233	32,196
Regeneron Pharmaceuticals, Inc.(b)	222	197,727
ResMed, Inc.	309	66,123
Revvity, Inc.	259	26,540
Solventum Corp.(b)	290	18,853
STERIS PLC	207	42,344
Stryker Corp.	710	238,915
Teleflex, Inc.	99	20,666
Thermo Fisher Scientific, Inc.	811	461,232
UnitedHealth Group, Inc.	1,941	938,862
Universal Health Services, Inc., Class B	128	21,815
Vertex Pharmaceuticals, Inc.(b)	541	212,510
Viatris, Inc.	2,517	29,122
Waters Corp.(b)	124	38,321
West Pharmaceutical Services, Inc.	155	55,409
Zimmer Biomet Holdings, Inc.	439	52,803
Zoetis, Inc.	963	153,348

		10,892,779

Industrials-6.96%
3M Co.	1,160	111,952
A.O. Smith Corp.	258	21,373
Allegion PLC	184	22,367
American Airlines Group, Inc.(b)(c)	1,373	18,549
AMETEK, Inc.	484	84,535
Automatic Data Processing, Inc.	862	208,509
Axon Enterprise, Inc.(b)	148	46,422

	Shares	Value
Industrials-(continued)
Boeing Co. (The)(b)	1,204	$202,079
Broadridge Financial Solutions, Inc.	247	47,772
Builders FirstSource, Inc.(b)	259	47,350
C.H. Robinson Worldwide, Inc.	245	17,395
Carrier Global Corp.	1,753	107,792
Caterpillar, Inc.	1,068	357,321
Cintas Corp.	181	119,159
Copart, Inc.(b)	1,834	99,605
CSX Corp.	4,147	137,763
Cummins, Inc.	286	80,792
Dayforce, Inc.(b)	328	20,129
Deere & Co.	546	213,710
Delta Air Lines, Inc.	1,344	67,294
Dover Corp.	294	52,714
Eaton Corp. PLC	838	266,702
Emerson Electric Co.	1,200	129,336
Equifax, Inc.	259	57,029
Expeditors International of Washington, Inc.	305	33,950
Fastenal Co.	1,201	81,596
FedEx Corp.	482	126,178
Fortive Corp.	736	55,399
GE Vernova, Inc.(b)	571	87,768
Generac Holdings, Inc.(b)	129	17,539
General Dynamics Corp.	476	136,655
General Electric Co.	2,284	369,597
Honeywell International, Inc.	1,383	266,546
Howmet Aerospace, Inc.	821	54,802
Hubbell, Inc.	113	41,869
Huntington Ingalls Industries, Inc.	83	22,985
IDEX Corp.	159	35,053
Illinois Tool Works, Inc.	571	139,387
Ingersoll Rand, Inc.	849	79,229
J.B. Hunt Transport Services, Inc.	171	27,799
Jacobs Solutions, Inc.	264	37,892
Johnson Controls International PLC	1,430	93,050
L3Harris Technologies, Inc.	398	85,192
Leidos Holdings, Inc.	289	40,524
Lockheed Martin Corp.	451	209,683
MasCo Corp.	461	31,555
Nordson Corp.	114	29,434
Norfolk Southern Corp.	474	109,172
Northrop Grumman Corp.	296	143,569
Old Dominion Freight Line, Inc.	376	68,323
Otis Worldwide Corp.	851	77,611
PACCAR, Inc.	1,098	116,509
Parker-Hannifin Corp.	269	146,581
Paychex, Inc.	672	79,840
Paycom Software, Inc.	101	18,986
Pentair PLC	347	27,444
Quanta Services, Inc.	305	78,861
Republic Services, Inc.	429	82,239
Robert Half, Inc.	219	15,142
Rockwell Automation, Inc.	240	65,030
Rollins, Inc.	589	26,246
RTX Corp.	2,784	282,632
Snap-on, Inc.	111	29,744
Southwest Airlines Co.(c)	1,252	32,477
Stanley Black & Decker, Inc.	322	29,431
Textron, Inc.	411	34,766
Trane Technologies PLC	478	151,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
TransDigm Group, Inc.	117	$146,019
Uber Technologies, Inc.(b)	4,318	286,154
Union Pacific Corp.	1,280	303,565
United Airlines Holdings, Inc.(b)	688	35,404
United Parcel Service, Inc., Class B	1,518	223,875
United Rentals, Inc.	141	94,187
Veralto Corp.	460	43,093
Verisk Analytics, Inc.	304	66,260
W.W. Grainger, Inc.	93	85,686
Wabtec Corp.	376	60,566
Waste Management, Inc.	769	159,967
Xylem, Inc.	506	66,134

		7,828,532

Information Technology-22.98%
Accenture PLC, Class A	1,316	395,998
Adobe, Inc.(b)	949	439,226
Advanced Micro Devices, Inc.(b)	3,391	537,067
Akamai Technologies, Inc.(b)	317	31,995
Amphenol Corp., Class A	1,259	152,049
Analog Devices, Inc.	1,041	208,835
ANSYS, Inc.(b)	182	59,128
Apple, Inc.	11,460	5,188,252
Applied Materials, Inc.	1,746	346,843
Arista Networks, Inc.(b)	529	135,720
Autodesk, Inc.(b)	449	95,570
Broadcom, Inc.	923	1,200,149
Cadence Design Systems, Inc.(b)	571	157,385
CDW Corp.	281	67,963
Cisco Systems, Inc.	8,527	400,598
Cognizant Technology Solutions Corp., Class A	1,045	68,636
Corning, Inc.	1,611	53,775
Enphase Energy, Inc.(b)	285	30,997
EPAM Systems, Inc.(b)	121	28,466
F5, Inc.(b)	123	20,333
Fair Isaac Corp.(b)	52	58,933
First Solar, Inc.(b)	224	39,491
Fortinet, Inc.(b)	1,337	84,472
Gartner, Inc.(b)	164	67,665
Gen Digital, Inc.	1,176	23,685
Hewlett Packard Enterprise Co.	2,728	46,376
HP, Inc.	1,830	51,405
Intel Corp.	8,872	270,330
International Business Machines Corp.	1,920	319,104
Intuit, Inc.	587	367,239
Jabil, Inc.	268	31,452
Juniper Networks, Inc.	676	23,538
Keysight Technologies, Inc.(b)	367	54,294
KLA Corp.	284	195,758
Lam Research Corp.	275	245,963
Microchip Technology, Inc.	1,134	104,305
Micron Technology, Inc.	2,317	261,728
Microsoft Corp.	15,593	6,070,823
Monolithic Power Systems, Inc.	101	67,602
Motorola Solutions, Inc.	348	118,024
NetApp, Inc.	432	44,155
NVIDIA Corp.	5,183	4,478,216
NXP Semiconductors N.V. (China)	541	138,599
ON Semiconductor Corp.(b)	897	62,933

	Shares	Value
Information Technology-(continued)
Oracle Corp.	3,346	$380,607
Palo Alto Networks, Inc.(b)	662	192,569
PTC, Inc.(b)	251	44,537
Qorvo, Inc.(b)	203	23,719
QUALCOMM, Inc.	2,342	388,421
Roper Technologies, Inc.	224	114,567
Salesforce, Inc.	2,031	546,217
Seagate Technology Holdings PLC	409	35,137
ServiceNow, Inc.(b)	430	298,132
Skyworks Solutions, Inc.	336	35,814
Super Micro Computer, Inc.(b)(c)	106	91,033
Synopsys, Inc.(b)	320	169,789
TE Connectivity Ltd.	648	91,679
Teledyne Technologies, Inc.(b)	99	37,767
Teradyne, Inc.	321	37,339
Texas Instruments, Inc.	1,908	336,609
Trimble, Inc.(b)	522	31,357
Tyler Technologies, Inc.(b)	88	40,616
VeriSign, Inc.(b)	185	31,354
Western Digital Corp.(b)	680	48,164
Zebra Technologies Corp., Class A(b)	108	33,972

		25,854,474

Materials-1.86%
Air Products and Chemicals, Inc.	466	110,134
Albemarle Corp.	246	29,596
Amcor PLC	3,033	27,115
Avery Dennison Corp.	169	36,720
Ball Corp.	662	46,055
Celanese Corp.	210	32,258
CF Industries Holdings, Inc.	401	31,667
Corteva, Inc.	1,473	79,734
Dow, Inc.	1,474	83,871
DuPont de Nemours, Inc.	903	65,468
Eastman Chemical Co.	246	23,232
Ecolab, Inc.	533	120,538
FMC Corp.	262	15,461
Freeport-McMoRan, Inc.	3,009	150,270
International Flavors & Fragrances, Inc.	536	45,372
International Paper Co.	726	25,366
Linde PLC	1,018	448,897
LyondellBasell Industries N.V., Class A	537	53,684
Martin Marietta Materials, Inc.	130	76,319
Mosaic Co. (The)	686	21,534
Newmont Corp.	2,418	98,268
Nucor Corp.	516	86,962
Packaging Corp. of America	187	32,347
PPG Industries, Inc.	495	63,855
Sherwin-Williams Co. (The)	494	148,007
Steel Dynamics, Inc.	319	41,508
Vulcan Materials Co.	279	71,879
WestRock Co.	539	25,850

		2,091,967

Real Estate-1.71%
Alexandria Real Estate Equities, Inc.	330	38,237
American Tower Corp.	978	167,786
AvalonBay Communities, Inc.	298	56,492
Boston Properties, Inc.	303	18,753
Camden Property Trust	224	22,328
CBRE Group, Inc., Class A(b)	624	54,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
CoStar Group, Inc.(b)	857	$78,441
Crown Castle, Inc.	910	85,340
Digital Realty Trust, Inc.	636	88,264
Equinix, Inc.	197	140,089
Equity Residential	724	46,626
Essex Property Trust, Inc.	135	33,244
Extra Space Storage, Inc.	443	59,486
Federal Realty Investment Trust	154	16,042
Healthpeak Properties, Inc.	1,486	27,654
Host Hotels & Resorts, Inc.	1,480	27,928
Invitation Homes, Inc.	1,207	41,279
Iron Mountain, Inc.	613	47,520
Kimco Realty Corp.	1,398	26,045
Mid-America Apartment Communities, Inc.	245	31,850
Prologis, Inc.	1,939	197,875
Public Storage	332	86,137
Realty Income Corp.	1,745	93,427
Regency Centers Corp.	345	20,431
SBA Communications Corp., Class A	226	42,063
Simon Property Group, Inc.	684	96,123
UDR, Inc.	635	24,181
Ventas, Inc.	844	37,372
VICI Properties, Inc.	2,171	61,982
Welltower, Inc.	1,161	110,620
Weyerhaeuser Co.	1,531	46,190

		1,924,024

Utilities-1.84%
AES Corp. (The)	1,405	25,149
Alliant Energy Corp.	535	26,643
Ameren Corp.	552	40,776
American Electric Power Co., Inc.	1,104	94,977
American Water Works Co., Inc.	409	50,029
Atmos Energy Corp.	317	37,374
CenterPoint Energy, Inc.(c)	1,325	38,610
CMS Energy Corp.	618	37,457
Consolidated Edison, Inc.	724	68,346
Constellation Energy Corp.	670	124,580
Dominion Energy, Inc.	1,756	89,521
DTE Energy Co.	433	47,769
Duke Energy Corp.	1,618	158,985
Edison International	805	57,203
Entergy Corp.	444	47,361
Evergy, Inc.	482	25,281

	Shares	Value
Utilities-(continued)
Eversource Energy	733	$44,434
Exelon Corp.	2,089	78,505
FirstEnergy Corp.	1,084	41,561
NextEra Energy, Inc.	4,305	288,306
NiSource, Inc.	868	24,182
NRG Energy, Inc.	474	34,446
PG&E Corp.	4,477	76,601
Pinnacle West Capital Corp.	238	17,529
PPL Corp.	1,547	42,481
Public Service Enterprise Group, Inc.	1,046	72,258
Sempra	1,321	94,623
Southern Co. (The)	2,289	168,241
WEC Energy Group, Inc.	662	54,708
Xcel Energy, Inc.	1,158	62,219

		2,070,155

Total Common Stocks & Other Equity Interests (Cost $88,192,784)		88,629,995

Money Market Funds-15.39%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.21%(d)(e) (Cost $17,320,986)	17,320,986	17,320,986

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-94.17% (Cost $105,513,770)		105,950,981

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.41%
Invesco Private Government Fund, 5.29%(d)(e)(f)	123,082	123,082
Invesco Private Prime Fund, 5.46%(d)(e)(f)	336,544	336,645

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $459,727)		459,727

TOTAL INVESTMENTS IN SECURITIES-94.58% (Cost $105,973,497)		106,410,708
OTHER ASSETS LESS LIABILITIES-5.42%		6,093,645

NET ASSETS-100.00%		$112,504,353

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Invesco Ltd.	$18,832	$36,675	$(44,573)	$(1,428)	$3,856	$13,362	$510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2024

(Unaudited)

				Change in
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Premier U.S. Government Money Portfolio, Institutional Class	$10,129,502	$266,930,459	$(259,738,975)	$-	$-	$17,320,986	$391,525

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,195,929	10,968,322	(12,041,169)	-	-	123,082	21,800	*

Invesco Private Prime Fund	3,075,244	22,332,781	(25,072,695)	1	1,314	336,645	60,482	*

Total	$14,419,507	$300,268,237	$(296,897,412)	$(1,427)	$5,170	$17,794,075	$474,317

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

CBOE Volatility Index	317	May-2024	$4,965,298	$(258,183)	$(258,183)

CBOE Volatility Index	393	June-2024	6,269,136	(178,870)	(178,870)

E-Mini S&P 500 Index	50	June-2024	12,667,500	(66,454)	(66,454)

Total Futures Contracts				$(503,507)	$(503,507)

(a)	Futures contracts collateralized by $6,933,245 cash held with Merrill Lynch International, the futures commission merchant.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

Information Technology	22.98

Financials	10.35

Health Care	9.68

Consumer Discretionary	8.13

Communication Services	7.20

Industrials	6.96

Consumer Staples	4.85

Energy	3.22

Sector Types Each Less Than 3%	5.41

Money Market Funds Plus Other Assets Less Liabilities	21.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Short Duration Bond ETF (ISDB)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-81.21%
Advertising-0.24%
Lamar Media Corp., 4.88%, 01/15/2029	$25,000	$23,710

Aerospace & Defense-2.61%
Boeing Co. (The)
4.88%, 05/01/2025	100,000	98,780
6.26%, 05/01/2027(b)	11,000	11,039
6.30%, 05/01/2029(b)	20,000	20,092
L3Harris Technologies, Inc., 5.40%, 01/15/2027	24,000	23,961
RTX Corp.
5.00%, 02/27/2026	11,000	10,915
5.75%, 11/08/2026	32,000	32,239
TransDigm, Inc.
6.75%, 08/15/2028(b)	12,000	12,066
6.38%, 03/01/2029(b)	49,000	48,687

		257,779

Agricultural & Farm Machinery-0.89%
AGCO Corp., 5.45%, 03/21/2027	2,000	1,994
CNH Industrial Capital LLC, 5.45%, 10/14/2025	36,000	35,926
John Deere Capital Corp., 5.30%, 09/08/2025	50,000	49,994

		87,914

Apparel, Accessories & Luxury Goods-0.10%
Tapestry, Inc., 7.05%, 11/27/2025	10,000	10,156

Application Software-0.56%
Intuit, Inc.
5.25%, 09/15/2026	17,000	17,039
5.13%, 09/15/2028	38,000	37,906

		54,945

Asset Management & Custody Banks-0.44%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)	4,000	3,918
State Street Corp.
4.99%, 03/18/2027	21,000	20,815
5.68%, 11/21/2029(c)	18,000	18,198

		42,931

Automobile Manufacturers-4.90%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	47,838
American Honda Finance Corp., 5.80%, 10/03/2025	47,000	47,157
Ford Motor Credit Co. LLC, 8.30% (SOFR + 2.95%), 03/06/2026(d)	200,000	206,673
Hyundai Capital America
5.80%, 06/26/2025(b)	32,000	31,973
5.50%, 03/30/2026(b)	9,000	8,947
5.65%, 06/26/2026(b)	21,000	20,915
5.30%, 03/19/2027(b)	19,000	18,787
Mercedes-Benz Finance North America LLC (Germany), 6.28% (SOFR + 0.93%), 03/30/2025(b)(d)	100,000	100,568

		482,858

Automotive Parts & Equipment-0.26%
Phinia, Inc., 6.75%, 04/15/2029(b)	25,000	25,120

	Principal Amount	Value
Automotive Retail-1.18%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	$30,000	$29,929
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(e)	50,000	46,955
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	25,000	22,761
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	17,000	17,109

		116,754

Biotechnology-1.06%
AbbVie, Inc.
4.80%, 03/15/2027	46,000	45,457
4.80%, 03/15/2029	14,000	13,750
Amgen, Inc., 5.25%, 03/02/2025	45,000	44,832

		104,039

Broadline Retail-0.25%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	25,000	24,130

Building Products-0.13%
Carrier Global Corp., 5.80%, 11/30/2025	13,000	13,029

Cable & Satellite-1.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	97,078
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	24,000	24,065

		121,143

Cargo Ground Transportation-1.08%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	31,000	30,512
5.75%, 05/24/2026(b)	22,000	22,013
5.35%, 01/12/2027(b)	3,000	2,971
4.40%, 07/01/2027(b)	25,000	24,038
6.05%, 08/01/2028(b)	10,000	10,112
Ryder System, Inc., 5.30%, 03/15/2027	17,000	16,884

		106,530

Construction Machinery & Heavy Transportation Equipment-0.46%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	29,000	28,930
Cummins, Inc., 4.90%, 02/20/2029	17,000	16,805

		45,735

Consumer Finance-2.87%
American Express Co., 5.65%, 04/23/2027(c)	24,000	24,015
Capital One Financial Corp.
3.30%, 10/30/2024	62,000	61,259
6.70% (SOFR + 1.35%), 05/09/2025(d)	46,000	46,006
7.15%, 10/29/2027(c)	10,000	10,293
6.31%, 06/08/2029(c)	15,000	15,136
Discover Bank, 2.45%, 09/12/2024	100,000	98,769
General Motors Financial Co., Inc., 5.40%, 04/06/2026	28,000	27,834

		283,312

Distributors-0.18%
Genuine Parts Co., 6.50%, 11/01/2028	17,000	17,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-18.88%
Bank of America Corp.
5.82%, 09/15/2029(c)	$19,000	$19,118
Series U, 8.74% (3 mo. Term SOFR + 3.40%)(d)(f)	42,000	42,152
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,124
5.53%, 08/18/2026	68,000	68,183
Bank of Montreal (Canada), 5.92%, 09/25/2025	55,000	55,278
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	203,777
Citigroup, Inc., 5.61%, 09/29/2026(c)	82,000	81,844
Fifth Third Bancorp
2.38%, 01/28/2025	18,000	17,554
6.34%, 07/27/2029(c)	4,000	4,047
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	57,000	56,646
JPMorgan Chase & Co.
6.07%, 10/22/2027(c)	27,000	27,323
5.04%, 01/23/2028(c)	17,000	16,763
5.57%, 04/22/2028(c)	18,000	17,990
6.09%, 10/23/2029(c)	17,000	17,353
Series CC, 8.15% (3 mo. Term SOFR + 2.84%)(d)(e)(f)	82,000	82,547
KeyCorp, 3.88%, 05/23/2025(c)	23,000	22,862
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	23,000	22,942
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	97,400
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	252,229
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	204,658
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/2025(c)	36,000	35,971
5.81%, 06/12/2026(c)	20,000	20,009
6.62%, 10/20/2027(c)	17,000	17,376
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	17,000	16,793
U.S. Bancorp, 6.79%, 10/26/2027(c)	58,000	59,494
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	200,522
Wells Fargo & Co.
5.71%, 04/22/2028(c)	11,000	11,010
5.57%, 07/25/2029(c)	15,000	14,957
6.30%, 10/23/2029(c)	15,000	15,372
7.63%(c)(e)(f)	15,000	15,722
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,038
5.45%, 08/07/2026	28,000	27,992

		1,861,046

Diversified Financial Services-3.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	150,000	151,108
6.10%, 01/15/2027	150,000	151,200
LPL Holdings, Inc., 6.75%, 11/17/2028	10,000	10,282

		312,590

	Principal Amount	Value
Diversified Metals & Mining-0.56%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	$34,000	$33,922
Glencore Funding LLC (Australia), 5.37%, 04/04/2029(b)	22,000	21,615

		55,537

Diversified Support Services-0.29%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	28,000	28,300

Electric Utilities-4.60%
Duke Energy Corp.
5.00%, 12/08/2025	58,000	57,508
4.85%, 01/05/2027(e)	23,000	22,652
4.85%, 01/05/2029	4,000	3,888
Eversource Energy, 5.00%, 01/01/2027	15,000	14,757
Exelon Corp., 5.15%, 03/15/2029	8,000	7,866
Georgia Power Co., 6.10% (SOFR + 0.75%), 05/08/2025(d)	38,000	38,153
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	25,000	24,596
5.60%, 11/13/2026	18,000	18,059
6.15% (SOFR + 0.80%), 02/05/2027(d)(e)	62,000	62,291
4.85%, 02/07/2029	13,000	12,715
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	46,000	46,099
5.75%, 09/01/2025	52,000	52,047
4.95%, 01/29/2026	42,000	41,636
PacifiCorp, 5.10%, 02/15/2029	10,000	9,882
Wisconsin Public Service Corp., 5.35%, 11/10/2025	41,000	40,905

		453,054

Electrical Components & Equipment-0.70%
Regal Rexnord Corp., 6.05%, 02/15/2026(b)	69,000	69,037

Environmental & Facilities Services-0.94%
GFL Environmental, Inc., 5.13%, 12/15/2026(b)	25,000	24,372
Veralto Corp.
5.50%, 09/18/2026(b)	54,000	53,692
5.35%, 09/18/2028(b)	15,000	14,888

		92,952

Financial Exchanges & Data-0.14%
Nasdaq, Inc., 5.65%, 06/28/2025	14,000	13,986

Health Care Equipment-0.07%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	7,000	6,923

Health Care Services-0.86%
Cigna Group (The), 5.69%, 03/15/2026	85,000	84,932

Health Care Supplies-0.85%
Solventum Corp.
5.45%, 02/25/2027(b)	14,000	13,884
5.40%, 03/01/2029(b)	71,000	69,672

		83,556

Hotels, Resorts & Cruise Lines-1.14%
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/2028(b)	25,000	24,730
5.88%, 04/01/2029(b)(e)	24,000	23,701
Hyatt Hotels Corp., 5.38%, 04/23/2025	36,000	35,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Marriott International, Inc., 4.88%, 05/15/2029	$4,000	$3,885
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	25,000	24,352

		112,508

Independent Power Producers & Energy Traders-0.49%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	25,000	23,582
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	25,000	24,345

		47,927

Industrial Machinery & Supplies & Components-0.34%
ESAB Corp., 6.25%, 04/15/2029(b)	25,000	24,937
Nordson Corp., 5.60%, 09/15/2028	9,000	9,005

		33,942

Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,162

Integrated Oil & Gas-0.94%
BP Capital Markets PLC, 4.38%(c)(f)	7,000	6,861
Occidental Petroleum Corp., 5.50%, 12/01/2025	36,000	35,893
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	50,307

		93,061

Integrated Telecommunication Services-0.82%
AT&T, Inc., 5.54%, 02/20/2026	81,000	80,798

Interactive Media & Services-0.24%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	25,000	23,694

Investment Banking & Brokerage-0.77%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	55,000	55,531
Morgan Stanley
5.65%, 04/13/2028(c)	12,000	12,014
5.45%, 07/20/2029(c)	8,000	7,953

		75,498

Life & Health Insurance-2.61%
Athene Global Funding, 5.52%, 03/25/2027(b)	17,000	16,866
Corebridge Global Funding
6.65% (SOFR + 1.30%), 09/25/2026(b)(d)	23,000	23,140
5.90%, 09/19/2028(b)	11,000	11,067
Pacific Life Global Funding II
6.41% (SOFR + 1.05%), 07/28/2026(b)(d)	21,000	21,151
5.50%, 08/28/2026(b)	36,000	36,004
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	149,516

		257,744

Managed Health Care-0.72%
Elevance Health, Inc., 5.35%, 10/15/2025(e)	41,000	40,870
Humana, Inc., 5.70%, 03/13/2026	30,000	29,951

		70,821

Metal, Glass & Plastic Containers-0.26%
Ball Corp., 6.88%, 03/15/2028	25,000	25,418

	Principal Amount	Value
Movies & Entertainment-1.22%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	$120,000	$120,034

Multi-Family Residential REITs-0.59%
Camden Property Trust, 5.85%, 11/03/2026	58,000	58,472

Multi-Utilities-0.23%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	23,000	22,765

Office REITs-1.06%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	25,000	25,609
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	75,000	79,184

		104,793

Oil & Gas Exploration & Production-1.92%
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	54,000	56,400
Diamondback Energy, Inc.
5.20%, 04/18/2027(e)	10,000	9,929
5.15%, 01/30/2030	36,000	35,321
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	25,000	24,041
Pioneer Natural Resources Co., 5.10%, 03/29/2026	12,000	11,916
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,374

		188,981

Oil & Gas Storage & Transportation-3.58%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,018
Energy Transfer L.P., 6.05%, 12/01/2026	78,000	78,976
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	47,000	47,103
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	50,000	49,618
MPLX L.P., 4.88%, 12/01/2024	62,000	61,609
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(e)	50,000	47,854
ONEOK, Inc.
5.85%, 01/15/2026	38,000	38,159
5.55%, 11/01/2026	6,000	5,995
Transcanada Trust (Canada), 5.63%, 05/20/2075(c)	19,000	18,507

		352,839

Packaged Foods & Meats-0.35%
Campbell Soup Co., 5.30%, 03/20/2026	12,000	11,953
General Mills, Inc., 5.24%, 11/18/2025	23,000	22,873

		34,826

Paper & Plastic Packaging Products & Materials-0.74%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	48,473
Sealed Air Corp., 6.13%, 02/01/2028(b)	25,000	24,721

		73,194

Passenger Airlines-0.29%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	28,908	28,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Personal Care Products-0.32%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)(e)	$9,000	$8,398
Kenvue, Inc.
5.50%, 03/22/2025	16,000	16,004
5.35%, 03/22/2026	7,000	7,009

		31,411

Pharmaceuticals-1.61%
AstraZeneca Finance LLC (United Kingdom)
4.80%, 02/26/2027(e)	27,000	26,689
4.85%, 02/26/2029	40,000	39,399
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	20,000	19,869
Eli Lilly and Co., 4.50%, 02/09/2027	37,000	36,466
Zoetis, Inc., 5.40%, 11/14/2025	36,000	35,919

		158,342

Regional Banks-1.30%
Synovus Financial Corp., 5.20%, 08/11/2025	27,000	26,486
Truist Financial Corp.
5.75% (SOFR + 0.40%), 06/09/2025(d)(e)	83,000	82,848
6.05%, 06/08/2027(c)	15,000	15,082
7.16%, 10/30/2029(c)	4,000	4,190

		128,606

Retail REITs-0.18%
Realty Income Corp., 5.05%, 01/13/2026	18,000	17,904

Self-Storage REITs-0.67%
Public Storage Operating Co.
6.05% (SOFR + 0.70%), 04/16/2027(d)	54,000	54,209
5.13%, 01/15/2029(e)	12,000	11,930

		66,139

Soft Drinks & Non-alcoholic Beverages-0.53%
PepsiCo, Inc.
5.25%, 11/10/2025	38,000	38,032
5.13%, 11/10/2026	14,000	13,999

		52,031

Sovereign Debt-1.77%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	128,000	129,741
5.88%, 01/30/2029(b)	46,000	45,126

		174,867

Specialized Finance-0.27%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	27,000	26,509

Systems Software-1.44%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	25,000	21,988
Oracle Corp., 5.80%, 11/10/2025	120,000	120,322

		142,310

Technology Hardware, Storage & Peripherals-2.31%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	124,000	124,046
6.10%, 04/01/2026	81,000	80,757
Seagate HDD Cayman, 4.09%, 06/01/2029	25,000	22,771

		227,574

	Principal Amount	Value
Telecom Tower REITs-0.48%
SBA Communications Corp., 3.88%, 02/15/2027	$50,000	$47,038

Tobacco-0.03%
Philip Morris International, Inc., 5.25%, 09/07/2028	3,000	2,987

Trading Companies & Distributors-0.23%
Air Lease Corp., 3.38%, 07/01/2025	23,000	22,359

Transaction & Payment Processing Services-1.38%
Block, Inc., 2.75%, 06/01/2026	50,000	47,021
Fiserv, Inc., 5.15%, 03/15/2027	90,000	89,139

		136,160

Wireless Telecommunication Services-0.82%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	50,000	49,710
T-Mobile USA, Inc.
3.50%, 04/15/2025	23,000	22,524
4.95%, 03/15/2028	9,000	8,840

		81,074

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,992,056)		8,006,974

Asset-Backed Securities-8.40%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	98,021
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	99,003
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	99,193
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.69% (3 mo. Term SOFR + 1.36%), 04/15/2031(b)(d)	100,000	100,093
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,025
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	83,089	82,683
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(h)	94,234	95,215
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	29,682
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	28,000	27,026
UBS Commercial Mortgage Trust, Series 2017- C6, Class AS, 3.93%, 12/15/2050(g)	50,000	45,071
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	80,580	71,257
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	56,000	56,061

Total Asset-Backed Securities (Cost $825,064)		828,330

U.S. Treasury Securities-1.63%
U.S. Treasury Bills-0.26%
5.27%, 09/05/2024(i)(j)	26,000	25,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
U.S. Treasury Notes-1.37%
4.88%, 04/30/2026	$29,800	$29,712
4.50%, 04/15/2027	32,800	32,469
4.63%, 04/30/2029	72,900	72,627

		134,808

Total U.S. Treasury Securities (Cost $160,544)		160,330

	Shares
Preferred Stocks-0.80%
Diversified Financial Services-0.29%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(c)	1,100	29,062

Investment Banking & Brokerage-0.51%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 8.44% (3 mo. Term SOFR + 3.14%)(d)	50,000	50,030

Total Preferred Stocks (Cost $76,100)		79,092

	Principal Amount
Agency Credit Risk Transfer Notes-0.69%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(k)	$24,806	25,423
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(l)	41,222	41,966

Total Agency Credit Risk Transfer Notes (Cost $66,028)		67,389

Investment Abbreviations:

CLO   -Collateralized Loan Obligation

Pfd.     -Preferred

REIT    -Real Estate Investment Trust

SOFR   -Secured Overnight Financing Rate

STACR® -Structured Agency Credit Risk

	Shares	Value
Money Market Funds-6.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(m)(n) (Cost $630,843)	630,843	$630,843

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $9,750,635)		9,772,958

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.29%
Invesco Private Government Fund, 5.29%(m)(n)(o)	118,572	118,572
Invesco Private Prime Fund, 5.46%(m)(n)(o)	304,851	304,942

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $423,524)		423,514

TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $10,174,159)		10,196,472
OTHER ASSETS LESS LIABILITIES-(3.42)%		(337,167)

NET ASSETS-100.00%		$9,859,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $2,742,256, which represented 27.81% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(e)	All or a portion of this security was out on loan at April 30, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	$25,522 was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 P.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(m)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$186,143	$2,697,986	$(2,253,286)	$-	$-	$630,843	$10,505

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	98,240	1,355,361	(1,335,029)	-	-	118,572	2,707	*

Invesco Private Prime Fund	252,715	2,498,984	(2,446,839)	2	80	304,942	7,303	*

Total	$537,098	$6,552,331	$(6,035,154)	$2	$80	$1,054,357	$20,515

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	16	June-2024	$3,242,500	$(31,868)	$(31,868)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	9	June-2024	(942,680)	14,630	14,630

Total Futures Contracts				$(17,238)	$(17,238)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Short Duration Bond ETF (ISDB)–(continued)

April 30, 2024

(Unaudited)

 Portfolio Composition

 Security Type Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	81.21

Asset-Backed Securities	8.40

U.S. Treasury Securities	1.63

Preferred Stocks	0.80

Agency Credit Risk Transfer Notes	0.69

Money Market Funds Plus Other Assets Less Liabilities	7.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Total Return Bond ETF (GTO)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-47.94%
Aerospace & Defense-1.96%
BAE Systems PLC (United Kingdom)
5.00%, 03/26/2027(b)	$ 1,974,000	$1,946,036
5.13%, 03/26/2029(b)	1,276,000	1,253,003
5.30%, 03/26/2034(b)	1,371,000	1,331,756
5.50%, 03/26/2054(b)	1,031,000	985,160
Boeing Co. (The)
6.26%, 05/01/2027(b)	513,000	514,827
6.30%, 05/01/2029(b)	877,000	881,035
6.39%, 05/01/2031(b)	818,000	822,349
6.53%, 05/01/2034(b)	5,601,000	5,647,380
6.86%, 05/01/2054(b)	1,712,000	1,719,890
7.01%, 05/01/2064(b)	494,000	495,440
L3Harris Technologies, Inc., 5.40%, 07/31/2033	113,000	110,116
Lockheed Martin Corp.
5.10%, 11/15/2027	82,000	81,986
4.50%, 02/15/2029	806,000	784,226
4.80%, 08/15/2034	2,549,000	2,438,317
5.90%, 11/15/2063	60,000	62,246
RTX Corp.
5.75%, 01/15/2029	664,000	674,727
5.15%, 02/27/2033	289,000	280,572
6.40%, 03/15/2054	374,000	401,487
TransDigm, Inc.
6.75%, 08/15/2028(b)	876,000	880,817
6.38%, 03/01/2029(b)	1,753,000	1,741,804
6.63%, 03/01/2032(b)	1,468,000	1,467,339

		24,520,513

Agricultural & Farm Machinery-0.36%
AGCO Corp.
5.45%, 03/21/2027	516,000	514,311
5.80%, 03/21/2034	1,219,000	1,193,168
John Deere Capital Corp.
4.70%, 06/10/2030(c)	406,000	395,613
5.10%, 04/11/2034	2,488,000	2,443,999

		4,547,091

Air Freight & Logistics-0.27%
GXO Logistics, Inc.
6.25%, 05/06/2029	2,095,000	2,098,263
6.50%, 05/06/2034	1,257,000	1,254,763

		3,353,026

Apparel, Accessories & Luxury Goods-0.07%
Tapestry, Inc.
7.05%, 11/27/2025	460,000	467,158
7.00%, 11/27/2026	366,000	373,073

		840,231

Application Software-0.08%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)(c)	618,000	602,541
Intuit, Inc., 5.20%, 09/15/2033	446,000	440,384

		1,042,925

	Principal Amount	Value
Asset Management & Custody Banks-0.42%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	$ 689,000	$696,866
5.15%, 05/15/2033(c)	320,000	313,652
Ares Capital Corp., 5.88%, 03/01/2029(c)	673,000	660,056
Bank of New York Mellon Corp. (The)
4.98%, 03/14/2030(d)	393,000	384,934
5.83%, 10/25/2033(d)	84,000	85,414
5.19%, 03/14/2035(d)	337,000	324,251
Series I, 3.75%(d)(e)	84,000	75,693
Series J, 4.97%, 04/26/2034(d)	186,000	177,627
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	771,000	691,255
Northern Trust Corp., 6.13%, 11/02/2032	95,000	97,769
State Street Corp.
5.68%, 11/21/2029(c)(d)	1,104,000	1,116,141
6.12%, 11/21/2034(d)	680,000	689,876

		5,313,534

Automobile Manufacturers-1.83%
American Honda Finance Corp.
6.06% (SOFR + 0.71%), 01/09/2026(c)(f)	4,074,000	4,091,638
4.90%, 01/10/2034(c)	1,365,000	1,300,911
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(b)	747,000	737,077
5.38%, 01/18/2034(b)	556,000	542,156
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	993,000	1,008,340
7.35%, 11/04/2027(c)	889,000	919,754
6.80%, 05/12/2028	896,000	914,634
6.80%, 11/07/2028	1,007,000	1,029,853
7.20%, 06/10/2030(c)	879,000	911,062
7.12%, 11/07/2033(c)	1,039,000	1,081,594
Hyundai Capital America
5.88%, 04/07/2025(b)	4,000	4,000
5.65%, 06/26/2026(b)	368,000	366,512
5.60%, 03/30/2028(b)	267,000	265,557
5.35%, 03/19/2029(b)(c)	424,000	416,845
5.80%, 04/01/2030(b)	57,000	56,994
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)(c)	2,068,000	2,040,355
5.10%, 08/03/2028(b)(c)	776,000	768,585
4.85%, 01/11/2029(b)(c)	1,001,000	980,881
5.00%, 01/11/2034(b)	337,000	322,143
Toyota Motor Credit Corp.
5.25%, 09/11/2028	255,000	255,240
5.10%, 03/21/2031	1,891,000	1,863,811
Volkswagen Group of America Finance LLC (Germany)
5.25%, 03/22/2029(b)	1,429,000	1,400,984
5.60%, 03/22/2034(b)(c)	1,681,000	1,641,643

		22,920,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Automotive Parts & Equipment-0.63%
ERAC USA Finance LLC
5.00%, 02/15/2029(b)	$ 649,000	$637,708
4.90%, 05/01/2033(b)	317,000	301,043
5.20%, 10/30/2034(b)	906,000	875,427
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	1,088,000	1,096,418
7.13%, 04/14/2030(b)	1,809,000	1,851,504
6.75%, 04/23/2030(b)	1,181,000	1,184,525
6.88%, 04/23/2032(b)(c)	1,890,000	1,911,170

		7,857,795

Automotive Retail-0.23%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	443,000	437,892
AutoZone, Inc., 5.20%, 08/01/2033	323,000	313,975
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	2,000,000	2,079,550

		2,831,417

Biotechnology-0.83%
AbbVie, Inc.
4.80%, 03/15/2029	2,489,000	2,444,599
4.95%, 03/15/2031	1,244,000	1,220,695
5.05%, 03/15/2034	1,957,000	1,909,492
5.35%, 03/15/2044	590,000	570,919
5.40%, 03/15/2054	1,435,000	1,390,334
5.50%, 03/15/2064	1,156,000	1,115,440
Amgen, Inc.
5.25%, 03/02/2025	181,000	180,325
5.15%, 03/02/2028	232,000	229,998
5.25%, 03/02/2030	106,000	105,092
5.65%, 03/02/2053	376,000	361,090
Gilead Sciences, Inc.
5.25%, 10/15/2033(c)	468,000	461,602
5.55%, 10/15/2053(c)	466,000	452,618

		10,442,204

Building Products-0.06%
Carrier Global Corp., 5.90%, 03/15/2034	182,000	186,042
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	134,482
5.86%, 09/15/2053(b)	100,000	86,916
Lennox International, Inc., 5.50%, 09/15/2028	369,000	367,738

		775,178

Cable & Satellite-0.30%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	1,228,000	1,126,538
7.38%, 03/01/2031(b)(c)	942,000	894,486
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	4,000	3,779
6.65%, 02/01/2034(c)	789,000	778,354
Comcast Corp., 5.50%, 11/15/2032	152,000	152,820

	Principal Amount	Value
Cable & Satellite-(continued)
Cox Communications, Inc.
5.70%, 06/15/2033(b)	$ 103,000	$100,841
5.80%, 12/15/2053(b)	793,000	739,473

		3,796,291

Cargo Ground Transportation-0.15%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	92,000	92,054
5.35%, 01/12/2027(b)(c)	267,000	264,414
5.70%, 02/01/2028(b)	100,000	99,774
5.55%, 05/01/2028(b)	212,000	210,694
6.05%, 08/01/2028(b)	320,000	323,586
6.20%, 06/15/2030(b)	94,000	95,877
Ryder System, Inc., 6.60%, 12/01/2033(c)	730,000	766,688

		1,853,087

Casinos & Gaming-0.02%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	217,924

Commercial & Residential Mortgage Finance-0.25%
Aviation Capital Group LLC
6.25%, 04/15/2028(b)	170,000	171,684
6.75%, 10/25/2028(b)(c)	572,000	588,267
6.38%, 07/15/2030(b)	356,000	360,803
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d) .	1,034,000	1,050,924
Radian Group, Inc., 6.20%, 05/15/2029	1,025,000	1,018,845

		3,190,523

Communications Equipment-0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054	300,000	288,885

Construction Machinery & Heavy Transportation Equipment-0.70%
Cummins, Inc.
4.90%, 02/20/2029(c)	1,028,000	1,016,217
5.15%, 02/20/2034(c)	1,131,000	1,110,942
5.45%, 02/20/2054	876,000	843,904
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	616,000	584,706
SMBC Aviation Capital Finance DAC (Ireland)
5.30%, 04/03/2029(b)	1,551,000	1,513,446
5.70%, 07/25/2033(b)	991,000	965,412
5.55%, 04/03/2034(b)	2,916,000	2,793,106

		8,827,733

Consumer Electronics-0.34%
LG Electronics, Inc. (South Korea)
5.63%, 04/24/2027(b)(c)	1,169,000	1,163,283
5.63%, 04/24/2029(b)	1,108,000	1,103,598
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,179,000	1,952,911

		4,219,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Consumer Finance-1.04%
American Express Co.
5.65%, 04/23/2027(d)	$ 3,016,000	$3,017,884
5.53%, 04/25/2030(d)	2,716,000	2,712,036
5.92%, 04/25/2035(d)	2,475,000	2,464,436
Capital One Financial Corp.
7.15%, 10/29/2027(d)	348,000	358,185
6.31%, 06/08/2029(d)	263,000	265,392
7.62%, 10/30/2031(d)	406,000	437,040
6.38%, 06/08/2034(d)	236,000	237,644
FirstCash, Inc., 6.88%, 03/01/2032(b)	3,479,000	3,439,375
General Motors Financial Co., Inc., 5.40%, 04/06/2026	53,000	52,686

		12,984,678

Consumer Staples Merchandise Retail-0.01%
Dollar General Corp., 5.50%, 11/01/2052	84,000	76,243
Target Corp., 4.80%, 01/15/2053(c)	125,000	111,710

		187,953

Distillers & Vintners-0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	64,000	60,399

Distributors-0.16%
Genuine Parts Co.
6.50%, 11/01/2028(c)	937,000	974,079
6.88%, 11/01/2033	989,000	1,062,091

		2,036,170

Diversified Banks-9.55%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	270,425
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	1,017,000	1,066,183
6.75%(b)(d)(e)	836,000	837,272
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
7.88%, 11/15/2034(c)(d)	1,000,000	1,071,861
9.38%(c)(d)(e)	822,000	865,332
Banco Santander S.A. (Spain)
6.53%, 11/07/2027(d)	1,000,000	1,016,452
5.55%, 03/14/2028(d)	1,400,000	1,383,155
5.54%, 03/14/2030(d)	1,800,000	1,764,911
9.63%(d)(e)	1,600,000	1,680,986
9.63%(d)(e)	2,600,000	2,782,234
Bank of America Corp. 6.40% (SOFR + 1.05%), 02/04/2028(f)	139,000	140,053
4.95%, 07/22/2028(d)	79,000	77,520
5.20%, 04/25/2029(d)	639,000	629,305
5.82%, 09/15/2029(c)(d)	704,000	708,379
5.02%, 07/22/2033(d)	106,000	101,256
5.29%, 04/25/2034(d)	734,000	707,341
5.47%, 01/23/2035(d)	666,000	647,940
Bank of Montreal (Canada)
5.30%, 06/05/2026	192,000	191,230
7.70%, 05/26/2084(c)(d)	2,352,000	2,353,742

	Principal Amount	Value
Diversified Banks-(continued)
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(d)	$ 1,053,000	$1,086,738
8.00%, 01/27/2084(d)	1,132,000	1,140,840
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)(d)	876,000	907,394
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(d)	863,000	874,856
BPCE S.A. (France)
5.20%, 01/18/2027(b)	709,000	702,898
5.72%, 01/18/2030(b)(d)	875,000	865,519
6.51%, 01/18/2035(b)(d)	834,000	827,274
Citibank N.A., 5.57%, 04/30/2034	2,170,000	2,163,138
Citigroup, Inc.
5.17%, 02/13/2030(d)	737,000	720,987
3.98%, 03/20/2030(d)	10,000	9,268
6.17%, 05/25/2034(d)	472,000	468,637
5.83%, 02/13/2035(d)	1,999,000	1,924,763
Series AA, 7.63%(c)(d)(e)	2,880,000	2,979,343
Series BB, 7.20%(d)(e)	2,447,000	2,473,689
Series P, 5.95%(c)(d)(e)	304,000	302,868
Series Z, 7.38%(c)(d)(e)	2,823,000	2,901,742
Comerica, Inc., 5.98%, 01/30/2030(c)(d)	386,000	374,949
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(d)	652,000	615,056
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	915,000	908,252
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,706,389
Credit Agricole S.A. (France)
5.34%, 01/10/2030(b)(c)(d)	1,235,000	1,212,941
6.25%, 01/10/2035(b)(d)	1,052,000	1,040,868
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	734,000	728,469
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(b)(d)	446,000	443,630
4.55%, 08/23/2027(b)(c)	974,000	948,316
Fifth Third Bancorp
2.38%, 01/28/2025	94,000	91,672
1.71%, 11/01/2027(d)	107,000	96,727
6.34%, 07/27/2029(d)	73,000	73,854
4.77%, 07/28/2030(d)	216,000	203,813
5.63%, 01/29/2032(d)	593,000	576,496
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	3,259,000	3,238,742
HSBC Holdings PLC (United Kingdom)
5.21%, 08/11/2028(d)	856,000	842,577
8.11%, 11/03/2033(d)	885,000	987,022
7.40%, 11/13/2034(d)	706,000	751,081
6.33%, 03/09/2044(d)	864,000	883,974
ING Groep N.V. (Netherlands)
5.34%, 03/19/2030(d)	1,191,000	1,167,246
5.55%, 03/19/2035(d)	2,065,000	1,989,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.57%, 04/22/2028(d)	$ 2,193,000	$2,191,731
4.85%, 07/25/2028(d)	84,000	82,305
5.30%, 07/24/2029(d)	402,000	397,837
6.09%, 10/23/2029(d)	549,000	560,399
5.01%, 01/23/2030(d)	414,000	404,138
5.58%, 04/22/2030(d)	1,746,000	1,745,085
3.70%, 05/06/2030(d)	4,000	3,671
5.72%, 09/14/2033(d)	194,000	193,340
6.25%, 10/23/2034(d)	847,000	877,524
5.34%, 01/23/2035(d)	326,000	316,148
Series NN, 6.88%(d)(e)	1,379,000	1,416,526
KeyBank N.A.
3.30%, 06/01/2025(c)	590,000	570,308
4.15%, 08/08/2025(c)	330,000	320,410
5.85%, 11/15/2027(c)	571,000	560,823
KeyCorp
3.88%, 05/23/2025(d)	189,000	187,870
2.55%, 10/01/2029	93,000	77,199
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(c)(d)	560,000	546,548
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025(c)	1,005,000	980,784
4.70%, 01/27/2028	1,048,000	992,486
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(c)(d)	879,000	865,535
5.26%, 04/17/2030(d)	2,352,000	2,317,251
5.41%, 04/19/2034(c)(d)	542,000	534,515
5.43%, 04/17/2035(c)(d)	2,503,000	2,443,550
8.20%(c)(d)(e)	2,697,000	2,851,997
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	770,000	772,711
5.75%, 07/06/2034(d)	905,000	901,970
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	798,000	787,945
5.88%, 10/30/2026	1,146,000	1,156,217
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	272,000	272,721
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,096,000	1,087,877
5.00%, 05/30/2028(b)	560,000	553,557
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	579,000	591,802
5.58%, 06/12/2029(c)(d)	441,000	439,130
6.04%, 10/28/2033(d)	104,000	104,859
5.07%, 01/24/2034(c)(d)	134,000	126,245
6.88%, 10/20/2034(d)	479,000	508,657
Series V, 6.20%(d)(e)	194,000	190,664
Series W, 6.25%(c)(d)(e)	327,000	308,231
Royal Bank of Canada (Canada) 6.06% (SOFR + 0.71%), 01/21/2027(f)	125,000	125,673
4.95%, 02/01/2029	270,000	265,095
5.00%, 02/01/2033	169,000	163,036
7.50%, 05/02/2084(c)(d)	3,265,000	3,276,871

	Principal Amount	Value
Diversified Banks-(continued)
Societe Generale S.A. (France)
6.07%, 01/19/2035(b)(c)(d)	$ 840,000	$821,092
7.13%, 01/19/2055(b)(d)	814,000	777,769
8.50%(b)(d)(e)	3,316,000	3,163,366
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(c)(d)	723,000	726,993
6.75%, 02/08/2028(b)(c)(d)	448,000	457,363
7.02%, 02/08/2030(b)(d)	725,000	754,648
2.68%, 06/29/2032(b)(d)	810,000	654,216
7.75%(b)(c)(d)(e)	1,877,000	1,869,618
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	2,802,000	2,701,540
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(b)	555,000	555,623
5.65%, 09/14/2026(b)	758,000	759,512
5.55%, 09/14/2028(b)	887,000	888,964
5.20%, 03/07/2029(b)	1,384,000	1,367,853
5.35%, 03/07/2034(b)	1,128,000	1,111,721
Synovus Bank, 5.63%, 02/15/2028	1,230,000	1,174,949
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	901,000	928,753
U.S. Bancorp
5.78%, 06/12/2029(d)	337,000	337,737
5.38%, 01/23/2030(c)(d)	804,000	793,038
4.97%, 07/22/2033(d)	73,000	67,168
4.84%, 02/01/2034(d)	283,000	261,290
5.84%, 06/12/2034(d)	335,000	331,266
UBS AG (Switzerland), 5.65%, 09/11/2028	874,000	878,277
Wells Fargo & Co.
5.71%, 04/22/2028(c)(d)	1,355,000	1,356,182
4.81%, 07/25/2028(d)	52,000	50,680
5.57%, 07/25/2029(d)	277,000	276,198
6.30%, 10/23/2029(d)	378,000	387,371
5.20%, 01/23/2030(c)(d)	461,000	452,162
4.90%, 07/25/2033(d)	49,000	46,024
5.39%, 04/24/2034(d)	148,000	142,683
5.56%, 07/25/2034(d)	730,000	711,885
6.49%, 10/23/2034(d)	989,000	1,030,138
5.50%, 01/23/2035(c)(d)	672,000	653,016
7.63%(c)(d)(e)	316,000	331,210
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033(c)	1,275,000	1,348,587

		119,767,398

Diversified Capital Markets-0.48%
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(g)	332,000	38,180
5.25%(b)(d)(e)(g)	271,000	31,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Capital Markets-(continued)
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	$ 491,000	$489,889
5.43%, 02/08/2030(b)(c)(d)	527,000	518,398
6.30%, 09/22/2034(b)(d)	851,000	864,249
5.70%, 02/08/2035(b)(c)(d)	641,000	621,834
7.75%(b)(c)(d)(e)	1,400,000	1,414,582
9.25%(b)(c)(d)(e)	921,000	1,013,088
9.25%(b)(d)(e)	984,000	1,052,613

		6,043,998

Diversified Chemicals-0.23%
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026(c)	682,000	642,853
8.75%, 05/03/2029(b)(c)	1,262,000	1,270,014
5.50%, 03/18/2031	1,153,000	959,366

		2,872,233

Diversified Financial Services-1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029(c)	429,000	418,585
AMC East Communities LLC, 6.01%, 01/15/2053(b)	182,558	165,234
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	243,000	240,907
Apollo Global Management, Inc., 6.38%, 11/15/2033	591,000	617,420
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	3,303,000	3,184,066
Corebridge Financial, Inc.
6.05%, 09/15/2033(b)	410,000	410,304
5.75%, 01/15/2034	751,000	738,183
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	1,914,000	1,854,708
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 03/26/2029(b)	543,000	541,975
6.50%, 03/26/2031(b)	640,000	641,073
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	214,546	174,064
Nuveen LLC
5.55%, 01/15/2030(b)	810,000	804,130
5.85%, 04/15/2034(b)(c)	1,273,000	1,256,109
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,698,690
Pacific Beacon LLC
5.38%, 07/15/2026(b)	37,308	37,143
5.51%, 07/15/2036(b)	500,000	466,135
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	5,606,000	3,371,841
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(b)	2,300,000	1,855,635

		18,476,202

	Principal Amount	Value
Diversified Metals & Mining-0.49%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028	$ 547,000	$542,999
5.25%, 09/08/2030	393,000	390,013
5.25%, 09/08/2033	706,000	692,307
5.50%, 09/08/2053	250,000	241,879
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b) .	674,000	625,686
Glencore Funding LLC (Australia) 6.41% (SOFR + 1.06%), 04/04/2027(b)(f)	1,057,000	1,058,018
5.37%, 04/04/2029(b)	1,171,000	1,150,479
5.63%, 04/04/2034(b)	777,000	752,014
5.89%, 04/04/2054(b)	720,000	682,219

		6,135,614

Diversified REITs-0.09%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	90,885	78,565
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	166,797
VICI Properties L.P.
5.75%, 04/01/2034(c)	513,000	494,013
6.13%, 04/01/2054	370,000	345,910

		1,085,285

Diversified Support Services-0.39%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	756,000	767,605
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	253,000	255,708
7.75%, 03/15/2031(b)	555,000	576,297
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	3,223,000	3,260,736

		4,860,346

Drug Retail-0.07%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	961,000	912,358

Electric Utilities-3.39%
Alabama Power Co., 5.85%, 11/15/2033	326,000	332,729
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	556,000	580,315
American Electric Power Co., Inc.
5.75%, 11/01/2027	83,000	83,822
5.20%, 01/15/2029	688,000	677,180
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	215,000	214,366
Series AJ, 4.85%, 10/01/2052	104,000	91,596
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034	279,000	278,282
5.90%, 11/15/2053	390,000	392,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Constellation Energy Generation LLC
6.13%, 01/15/2034	$ 275,000	$281,592
6.50%, 10/01/2053	143,000	148,582
5.75%, 03/15/2054	989,000	931,396
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	182,000	192,915
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	126,000	117,389
Duke Energy Corp.
4.85%, 01/05/2029(c)	1,100,000	1,069,189
5.00%, 08/15/2052	106,000	90,588
Duke Energy Indiana LLC, 5.40%, 04/01/2053	171,000	158,634
Edison International, 7.88%, 06/15/2054(d)	1,726,000	1,758,304
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)(c)	336,000	337,456
9.13%(b)(d)(e)	685,000	745,522
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	872,000	886,905
Evergy Metro, Inc., 4.95%, 04/15/2033	108,000	102,872
Eversource Energy
5.00%, 01/01/2027	852,000	838,198
5.50%, 01/01/2034(c)	495,000	476,734
Exelon Corp.
5.15%, 03/15/2029	594,000	584,055
5.45%, 03/15/2034	976,000	949,041
5.60%, 03/15/2053	1,279,000	1,211,837
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	55,000	54,359
Florida Power & Light Co., 4.80%, 05/15/2033	106,000	101,006
Georgia Power Co., 4.95%, 05/17/2033	126,000	120,030
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	3,454,000	3,320,881
MidAmerican Energy Co.
5.35%, 01/15/2034	122,000	121,827
5.85%, 09/15/2054	219,000	220,489
5.30%, 02/01/2055	1,098,000	1,022,064
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	2,557,000	2,500,915
5.00%, 02/07/2031(c)	856,000	831,614
5.80%, 01/15/2033	64,000	64,927
7.13%, 09/15/2053(c)(d)	2,961,000	3,017,934
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	167,000	167,360
4.90%, 03/15/2029	1,414,000	1,377,622
5.25%, 03/15/2034	1,406,000	1,349,936
5.55%, 03/15/2054	1,423,000	1,330,402
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	619,000	591,954
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	96,000	92,394
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	700,000	703,562

	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp
5.10%, 02/15/2029	$ 641,000	$633,435
5.30%, 02/15/2031	867,000	847,557
5.45%, 02/15/2034(c)	794,000	762,877
5.80%, 01/15/2055	706,000	651,938
Public Service Co. of Colorado, 5.25%, 04/01/2053	131,000	117,494
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	182,000	179,478
Public Service Electric and Gas Co., 5.13%, 03/15/2053	94,000	87,005
San Diego Gas & Electric Co.
5.35%, 04/01/2053	307,000	284,223
5.55%, 04/15/2054	1,918,000	1,833,512
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	139,000	136,396
Southern Co. (The), 5.70%, 10/15/2032	70,000	70,178
Southwestern Electric Power Co., 5.30%, 04/01/2033	116,000	110,608
Union Electric Co., 5.20%, 04/01/2034	1,689,000	1,638,212
Virginia Electric and Power Co.
5.00%, 04/01/2033	131,000	125,029
5.35%, 01/15/2054(c)	412,000	382,607
Vistra Operations Co. LLC
7.75%, 10/15/2031(b)	1,089,000	1,117,719
6.88%, 04/15/2032(b)(c)	1,759,000	1,752,865
6.95%, 10/15/2033(b)	345,000	359,791
6.00%, 04/15/2034(b)	852,000	828,852

		42,440,887

Electrical Components & Equipment-0.12%
Regal Rexnord Corp.
6.30%, 02/15/2030(b)	94,000	94,443
6.40%, 04/15/2033(b)(c)	316,000	318,713
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)(c)	1,042,000	1,045,396

		1,458,552

Electronic Manufacturing Services-0.13%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,608,000	1,595,602

Environmental & Facilities Services-0.36%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	1,237,000	1,248,546
Republic Services, Inc.
4.88%, 04/01/2029	748,000	733,782
5.00%, 12/15/2033	516,000	497,278
5.00%, 04/01/2034	83,000	80,018
Veralto Corp.
5.50%, 09/18/2026(b)	1,026,000	1,020,148
5.35%, 09/18/2028(b)	509,000	505,200
5.45%, 09/18/2033(b)	386,000	378,773

		4,463,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Financial Exchanges & Data-0.05%
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	$ 68,000	$61,069
5.20%, 06/15/2062	155,000	141,102
Nasdaq, Inc.
5.35%, 06/28/2028	88,000	87,570
5.55%, 02/15/2034	162,000	158,527
5.95%, 08/15/2053	70,000	69,139
6.10%, 06/28/2063	156,000	156,342

		673,749

Food Retail-0.08%
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 02/12/2034(b)	776,000	749,070
5.62%, 02/12/2054(b)	285,000	272,722

		1,021,792

Gas Utilities-0.05%
Atmos Energy Corp.
5.90%, 11/15/2033(c)	201,000	206,438
6.20%, 11/15/2053	156,000	165,748
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	213,000	208,397
Southwest Gas Corp., 5.45%, 03/23/2028	87,000	86,677

		667,260

Health Care Distributors-0.09%
Cardinal Health, Inc., 5.45%, 02/15/2034	603,000	591,282
Cencora, Inc., 5.13%, 02/15/2034	535,000	517,137

		1,108,419

Health Care Equipment-0.21%
Smith & Nephew PLC (United Kingdom)
5.15%, 03/20/2027	605,000	598,344
5.40%, 03/20/2034	2,076,000	2,001,813

		2,600,157

Health Care Facilities-0.03%
UPMC
5.04%, 05/15/2033	253,000	244,164
5.38%, 05/15/2043	121,000	116,129

		360,293

Health Care Services-0.61%
CommonSpirit Health
5.32%, 12/01/2034	1,452,000	1,400,936
5.55%, 12/01/2054	937,000	894,804
CVS Health Corp.
5.00%, 01/30/2029	246,000	241,685
5.25%, 01/30/2031	63,000	61,821
5.30%, 06/01/2033(c)	294,000	284,359
6.00%, 06/01/2063	111,000	106,373
HCA, Inc., 5.90%, 06/01/2053	292,000	275,318
Icon Investments Six DAC
5.81%, 05/08/2027	1,032,000	1,032,764
5.85%, 05/08/2029	1,336,000	1,336,000
6.00%, 05/08/2034	1,251,000	1,249,699

	Principal Amount	Value
Health Care Services-(continued)
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	$ 623,000	$386,583
Quest Diagnostics, Inc., 6.40%, 11/30/2033(c)	370,000	387,679

		7,658,021

Health Care Supplies-0.97%
Solventum Corp.
5.45%, 02/25/2027(b)	1,343,000	1,331,854
5.40%, 03/01/2029(b)	2,555,000	2,507,223
5.60%, 03/23/2034(b)(c)	2,965,000	2,860,709
5.90%, 04/30/2054(b)	2,554,000	2,386,164
6.00%, 05/15/2064(b)	3,302,000	3,059,158

		12,145,108

Highways & Railtracks-0.03%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	352,479	313,354

Home Improvement Retail-0.08%
Home Depot, Inc. (The), 4.90%, 04/15/2029	836,000	827,688
Lowe’s Cos., Inc.
5.00%, 04/15/2033(c)	128,000	123,691
5.75%, 07/01/2053	68,000	66,145
5.80%, 09/15/2062	30,000	28,794
5.85%, 04/01/2063	3,000	2,907

		1,049,225

Hotels, Resorts & Cruise Lines-0.30%
Carnival Corp., 7.00%, 08/15/2029(b) .	448,000	460,194
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)(c)	1,143,000	1,128,747
6.13%, 04/01/2032(b)(c)	875,000	863,186
Marriott International, Inc.
4.88%, 05/15/2029(c)	316,000	306,926
5.30%, 05/15/2034	526,000	504,675
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	531,000	523,814

		3,787,542

Independent Power Producers & Energy Traders-0.22%
Vistra Corp.
7.00%(b)(d)(e)	796,000	787,159
Series C, 8.88%(b)(d)(e)	1,854,000	1,915,378

		2,702,537

Industrial Conglomerates-0.56%
Honeywell International, Inc.
4.88%, 09/01/2029	1,308,000	1,290,086
4.95%, 09/01/2031	1,573,000	1,551,310
5.00%, 03/01/2035	1,308,000	1,270,326
5.25%, 03/01/2054	1,077,000	1,021,736
5.35%, 03/01/2064	1,966,000	1,865,946

		6,999,404

Industrial Machinery & Supplies & Components-0.09%
Ingersoll Rand, Inc.
5.40%, 08/14/2028	76,000	75,826
5.70%, 08/14/2033	413,000	410,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Industrial Machinery & Supplies & Components-(continued)
Nordson Corp.
5.60%, 09/15/2028	$ 117,000	$117,059
5.80%, 09/15/2033	198,000	200,132
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	274,000	270,566

		1,073,992

Industrial REITs-0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	220,000	225,938

Insurance Brokers-0.12%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	294,000	316,878
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	387,000	376,071
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033(c)	369,000	368,094
5.45%, 03/15/2053	88,000	83,457
5.70%, 09/15/2053	327,000	322,897

		1,467,397

Integrated Oil & Gas-0.46%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	74,000	70,777
Ecopetrol S.A. (Colombia)
8.88%, 01/13/2033(c)	1,780,000	1,822,944
8.38%, 01/19/2036	1,700,000	1,653,712
Occidental Petroleum Corp.
6.45%, 09/15/2036	633,000	653,694
4.63%, 06/15/2045	207,000	159,458
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029	703,600	679,882
6.70%, 02/16/2032	706,000	577,745
10.00%, 02/07/2033(c)	206,000	201,960

		5,820,172

Integrated Telecommunication Services-0.22%
AT&T, Inc.
6.76% (3 mo. Term SOFR + 1.44%), 06/12/2024(f)	4,000	4,004
5.40%, 02/15/2034	349,000	341,116
3.55%, 09/15/2055	4,000	2,611
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	1,870,000	1,764,418
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	605,000	610,313
Verizon Communications, Inc., 3.88%, 02/08/2029	4,000	3,749

		2,726,211

Interactive Media & Services-0.02%
Meta Platforms, Inc., 5.75%, 05/15/2063	299,000	298,195

Investment Banking & Brokerage-1.69%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	581,000	569,170

	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Charles Schwab Corp. (The)
5.64%, 05/19/2029(d)	$ 259,000	$259,476
5.85%, 05/19/2034(d)	259,000	258,013
Series K, 5.00%(d)(e)	112,000	104,944
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	558,000	549,784
Goldman Sachs Group, Inc. (The) 6.14% (SOFR + 0.79%), 12/09/2026(f)	67,000	67,055
5.73%, 04/25/2030(d)	1,618,000	1,621,113
5.85%, 04/25/2035(c)(d)	1,891,000	1,892,745
Series V, 4.13%(c)(d)(e)	685,000	634,117
Series W, 7.50%(d)(e)	4,418,000	4,583,118
Series X, 7.50%(d)(e)	4,441,000	4,500,432
Morgan Stanley
5.12%, 02/01/2029(d)	86,000	84,666
5.16%, 04/20/2029(d)	647,000	636,608
5.45%, 07/20/2029(d)	146,000	145,142
6.41%, 11/01/2029(d)	481,000	496,108
5.17%, 01/16/2030(c)(d)	450,000	441,364
5.25%, 04/21/2034(d)	722,000	693,084
5.42%, 07/21/2034(d)	320,000	310,633
5.47%, 01/18/2035(d)	472,000	459,377
5.83%, 04/19/2035(d)	1,609,000	1,608,953
5.95%, 01/19/2038(d)	74,000	71,954
5.94%, 02/07/2039(d)	1,251,000	1,204,233

		21,192,089

Leisure Products-0.12%
Brunswick Corp.
5.85%, 03/18/2029	665,000	658,206
5.10%, 04/01/2052	169,000	129,386
Polaris, Inc., 6.95%, 03/15/2029(c)	669,000	697,589

		1,485,181

Life & Health Insurance-1.48%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	1,045,000	998,898
Athene Holding Ltd., 6.25%, 04/01/2054	893,000	868,696
Corebridge Global Funding
5.90%, 09/19/2028(b)	340,000	342,084
5.20%, 01/12/2029(b)	2,466,000	2,421,754
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,841,054
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,287,172
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	173,000	177,884
GA Global Funding Trust, 5.50%, 01/08/2029(b)	658,000	647,681
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	3,179,000	2,733,781
MetLife, Inc.
9.25%, 04/08/2038(b)	350,000	403,049
5.25%, 01/15/2054(c)	226,000	210,460
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(d)	2,054,000	1,998,483
Pacific Life Global Funding II, 6.16% (SOFR + 0.80%), 03/30/2025(b)(f)	489,000	491,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Life & Health Insurance-(continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	$ 8,000	$4,997
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	1,189,000	1,141,654

		18,568,888

Managed Health Care-0.07%
Humana, Inc., 5.75%, 12/01/2028	240,000	240,983
UnitedHealth Group, Inc.
5.25%, 02/15/2028	111,000	111,338
5.30%, 02/15/2030	187,000	187,119
5.35%, 02/15/2033	162,000	161,579
5.05%, 04/15/2053	122,000	111,070
5.20%, 04/15/2063	106,000	96,632

		908,721

Marine Transportation-0.02%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	268,000	267,409

Metal, Glass & Plastic Containers-0.04%
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	452,000	460,714

Movies & Entertainment-0.02%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	123,000	98,516
5.14%, 03/15/2052	91,000	69,743
5.39%, 03/15/2062	134,000	102,669

		270,928

Multi-Family Residential REITs-0.10%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	563,000	549,507
Essex Portfolio L.P., 5.50%, 04/01/2034	678,000	656,356

		1,205,863

Multi-line Insurance-0.05%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	662,000	641,680

Multi-Utilities-0.72%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(c)	745,000	737,396
Ameren Illinois Co., 4.95%, 06/01/2033(c)	150,000	143,621
Black Hills Corp., 6.15%, 05/15/2034(c)	672,000	671,571
Dominion Energy, Inc., 5.38%, 11/15/2032	187,000	182,004
DTE Energy Co., 5.85%, 06/01/2034	599,000	596,288
Engie (France)
5.25%, 04/10/2029(b)	1,606,000	1,584,610
5.63%, 04/10/2034(b)(c)	878,000	864,618
5.88%, 04/10/2054(b)	1,115,000	1,062,984
NiSource, Inc.
5.25%, 03/30/2028	60,000	59,361
5.35%, 04/01/2034	1,011,000	968,045
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	609,000	615,058

	Principal Amount	Value
Multi-Utilities-(continued)
Sempra, 6.88%, 10/01/2054(d)	$ 1,454,000	$1,439,336
WEC Energy Group, Inc., 5.15%, 10/01/2027	95,000	94,024

		9,018,916

Office REITs-0.73%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	319,000	300,164
5.63%, 05/15/2054	1,406,000	1,293,104
Brandywine Operating Partnership L.P.
8.05%, 03/15/2028	451,000	458,788
8.88%, 04/12/2029	3,614,000	3,702,009
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	3,224,000	3,403,852

		9,157,917

Oil & Gas Drilling-0.02%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	207,000	215,606

Oil & Gas Equipment & Services-0.02%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)(c)	295,000	282,668

Oil & Gas Exploration & Production-1.16%
Apache Corp., 7.75%, 12/15/2029	131,000	140,946
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	1,597,000	1,611,863
Civitas Resources, Inc.
8.38%, 07/01/2028(b)	959,000	1,001,612
8.75%, 07/01/2031(b)	993,000	1,054,558
ConocoPhillips Co.
5.55%, 03/15/2054	335,000	323,901
5.70%, 09/15/2063	284,000	279,040
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,134,000	1,125,992
5.15%, 01/30/2030	1,731,000	1,698,348
5.40%, 04/18/2034	1,462,000	1,421,254
5.75%, 04/18/2054	1,429,000	1,365,153
5.90%, 04/18/2064	637,000	606,409
Murphy Oil Corp., 6.38%, 07/15/2028(c)	592,000	591,962
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	1,058,000	976,335
Southwestern Energy Co., 5.38%, 03/15/2030	584,000	554,977
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	740,000	760,337
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,072,881

		14,585,568

Oil & Gas Refining & Marketing-0.29%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)(c)	929,000	941,686
CVR Energy, Inc., 8.50%, 01/15/2029(b)	2,523,000	2,531,673
Phillips 66 Co., 5.30%, 06/30/2033	221,000	214,578

		3,687,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Oil & Gas Storage & Transportation-1.67%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$ 1,706,000	$1,702,189
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(c)	217,000	216,565
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	127,000	127,468
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	203,000	200,746
7.38%, 01/15/2083(d)	128,000	125,827
7.63%, 01/15/2083(d)	155,000	154,706
8.50%, 01/15/2084(d)	347,000	366,969
Series NC5, 8.25%, 01/15/2084(d)	547,000	561,223
Energy Transfer L.P.
6.05%, 12/01/2026	318,000	321,977
5.50%, 06/01/2027	57,000	56,730
6.10%, 12/01/2028	194,000	197,880
6.40%, 12/01/2030	143,000	147,382
6.55%, 12/01/2033	265,000	276,280
5.55%, 05/15/2034	1,030,000	1,003,040
5.80%, 06/15/2038	2,000	1,917
6.00%, 06/15/2048	2,000	1,899
5.95%, 05/15/2054	779,000	734,702
8.00%, 05/15/2054(c)(d)	1,072,000	1,104,849
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
6.13%, 02/23/2038(b)	383,000	378,062
6.51%, 02/23/2042(b)	970,000	975,134
Kinder Morgan, Inc.
7.80%, 08/01/2031	44,000	48,875
4.80%, 02/01/2033	76,000	70,489
5.20%, 06/01/2033	198,000	188,744
5.45%, 08/01/2052	155,000	139,871
MPLX L.P., 4.95%, 03/14/2052	80,000	66,910
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)(c)	1,776,000	1,733,686
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	1,680,000	1,708,345
ONEOK, Inc.
5.65%, 11/01/2028	127,000	127,442
5.80%, 11/01/2030	209,000	209,868
6.05%, 09/01/2033	440,000	445,056
6.63%, 09/01/2053	481,000	502,017
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	289,000	290,515
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	2,490,000	2,494,873
Targa Resources Corp., 6.25%, 07/01/2052	65,000	63,861
Venture Global LNG, Inc.
9.50%, 02/01/2029(b)	1,414,000	1,520,739
9.88%, 02/01/2032(b)	1,450,000	1,548,211
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	279,000	278,709

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Williams Cos., Inc. (The)
5.30%, 08/15/2028	$ 696,000	$689,797
5.65%, 03/15/2033(c)	208,000	206,409

		20,989,962

Other Specialty Retail-0.01%
Tractor Supply Co., 5.25%, 05/15/2033	92,000	89,965

Packaged Foods & Meats-0.31%
Campbell Soup Co.
5.30%, 03/20/2026	392,000	390,455
5.20%, 03/21/2029	622,000	613,387
5.40%, 03/21/2034(c)	815,000	795,378
General Mills, Inc., 5.50%, 10/17/2028	412,000	413,028
J.M. Smucker Co. (The), 6.20%, 11/15/2033	209,000	215,992
McCormick & Co., Inc., 4.95%, 04/15/2033	87,000	83,202
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)(c)	1,370,000	1,406,082

		3,917,524

Paper & Plastic Packaging Products & Materials-0.26%
Berry Global, Inc., 4.88%, 07/15/2026(b)	45,000	44,080
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20%, 01/15/2030(b)(c)	1,315,000	1,284,424
5.44%, 04/03/2034(b)	959,000	929,696
5.78%, 04/03/2054(b)	1,088,000	1,043,629

		3,301,829

Passenger Airlines-0.13%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	158,165	132,489
Series 2021-1, Class B, 3.95%, 07/11/2030	1,038,000	939,769
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	433,909	369,376
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	75,754	74,725
4.75%, 10/20/2028(b)	79,356	76,844
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	28,650	28,604

		1,621,807

Personal Care Products-0.08%
Kenvue, Inc.
5.05%, 03/22/2028	126,000	125,568
5.00%, 03/22/2030	491,000	485,283
4.90%, 03/22/2033	340,000	329,301
5.20%, 03/22/2063	119,000	110,258

		1,050,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-1.22%
AstraZeneca Finance LLC (United Kingdom)
4.85%, 02/26/2029(c)	$ 1,580,000	$ 1,556,278
4.90%, 02/26/2031(c)	3,597,000	3,526,341
Bristol-Myers Squibb Co.
4.90%, 02/22/2029(c)	563,000	554,723
5.75%, 02/01/2031	394,000	402,886
5.90%, 11/15/2033	318,000	327,909
6.25%, 11/15/2053	317,000	336,078
6.40%, 11/15/2063	509,000	542,689
Eli Lilly and Co.
4.50%, 02/09/2027	2,806,000	2,765,486
4.70%, 02/09/2034	1,543,000	1,477,927
5.00%, 02/09/2054	1,241,000	1,154,925
5.10%, 02/09/2064	1,556,000	1,445,760
Merck & Co., Inc.
4.30%, 05/17/2030	596,000	570,688
4.90%, 05/17/2044	483,000	443,811
5.00%, 05/17/2053	123,000	113,001
5.15%, 05/17/2063	84,000	77,778

		15,296,280

Property & Casualty Insurance-0.09%
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	970,000	959,580
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	117,000	114,592

		1,074,172

Rail Transportation-0.10%
CSX Corp., 6.15%, 05/01/2037	149,000	157,009
Norfolk Southern Corp.
5.05%, 08/01/2030(c)	279,000	274,309
5.55%, 03/15/2034	303,000	304,151
5.95%, 03/15/2064	384,000	385,121
Union Pacific Corp., 5.15%, 01/20/2063	187,000	169,776

		1,290,366

Regional Banks-0.22%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	111,000	101,126
M&T Bank Corp., 5.05%, 01/27/2034(d)	130,000	117,093
Truist Financial Corp.
6.05%, 06/08/2027(d)	244,000	245,342
4.87%, 01/26/2029(d)	133,000	129,022
7.16%, 10/30/2029(c)(d)	913,000	956,269
5.44%, 01/24/2030(c)(d)	762,000	746,666
4.92%, 07/28/2033(d)	183,000	164,864
6.12%, 10/28/2033(d)	102,000	101,912
5.87%, 06/08/2034(d)	261,000	256,204

		2,818,498

Reinsurance-0.64%
Global Atlantic (Fin) Co.
4.70%, 10/15/2051(b)(d)	929,000	821,286
6.75%, 03/15/2054(b)	2,090,000	2,029,361

	Principal Amount	Value
Reinsurance-(continued)
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	$ 2,915,000	$2,843,152
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	2,400,000	2,330,405

		8,024,204

Renewable Electricity-0.04%
DTE Electric Co., 5.20%, 03/01/2034	494,000	480,386

Restaurants-0.19%
McDonald’s Corp.
4.80%, 08/14/2028	1,156,000	1,137,544
4.95%, 08/14/2033	820,000	793,231
5.45%, 08/14/2053	448,000	427,253

		2,358,028

Retail REITs-0.06%
Kite Realty Group L.P., 5.50%, 03/01/2034	194,000	185,132
NNN REIT, Inc., 5.60%, 10/15/2033	150,000	147,236
Realty Income Corp.
2.20%, 06/15/2028	4,000	3,515
5.63%, 10/13/2032	77,000	76,658
Regency Centers L.P., 5.25%, 01/15/2034(c)	391,000	374,003

		786,544

Self-Storage REITs-0.42%
Extra Space Storage L.P.
5.70%, 04/01/2028	85,000	85,000
5.40%, 02/01/2034	744,000	712,761
Prologis L.P.
4.88%, 06/15/2028	191,000	188,059
5.13%, 01/15/2034	183,000	176,637
5.00%, 03/15/2034	1,664,000	1,593,380
5.25%, 06/15/2053	426,000	391,651
5.25%, 03/15/2054	477,000	435,948
Public Storage Operating Co.
5.13%, 01/15/2029	63,000	62,632
5.10%, 08/01/2033	350,000	339,276
5.35%, 08/01/2053	1,382,000	1,297,935

		5,283,279

Semiconductors-0.11%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)(c)	955,000	926,560
Micron Technology, Inc.
4.98%, 02/06/2026	2,000	1,979
5.30%, 01/15/2031	462,000	453,479

		1,382,018

Single-Family Residential REITs-0.00%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	4,000	3,173

Sovereign Debt-3.42%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	1,275,000	1,236,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Sovereign Debt-(continued)
Brazilian Government International Bond (Brazil)
6.13%, 03/15/2034	$ 5,835,000	$5,589,619
7.13%, 05/13/2054	3,543,000	3,391,345
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	650,000	640,897
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,459,000	1,521,609
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,119,000	546,391
Ivory Coast Government International Bond (Ivory Coast), 7.63%, 01/30/2033(b)(c)	1,526,000	1,464,174
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	617,689
6.00%, 05/07/2036	2,470,000	2,383,636
6.34%, 05/04/2053	2,226,000	2,076,259
6.40%, 05/07/2054(c)	2,842,000	2,678,143
Panama Government International Bond (Panama), 7.50%, 03/01/2031(c)	1,545,000	1,566,323
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,003,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,328,960
Republic of Poland Government International Bond (Poland), 5.50%, 03/18/2054	1,380,000	1,300,815
Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(b)	286,000	293,187
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	932,000	944,680
5.88%, 01/30/2029(b)	1,494,000	1,465,614
7.13%, 01/17/2033(b)	536,000	554,594
6.38%, 01/30/2034(b)	3,406,000	3,336,994
Saudi Government International Bond (Saudi Arabia)
4.75%, 01/16/2030(b)	2,100,000	2,034,900
5.00%, 01/16/2034(b)	2,042,000	1,968,647
5.75%, 01/16/2054(b)	2,612,000	2,448,750
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(b)	885,000	876,814
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	1,607,000	1,591,131

		42,860,720

Specialized Finance-0.08%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)(c)	421,000	414,512
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	543,000	553,018

		967,530

	Principal Amount	Value
Steel-0.06%
POSCO (South Korea), 5.63%, 01/17/2026(b)	$ 774,000	$772,377

Systems Software-0.04%
Oracle Corp.
6.25%, 11/09/2032	116,000	120,367
4.90%, 02/06/2033	208,000	196,985
6.90%, 11/09/2052	137,000	148,835

		466,187

Technology Hardware, Storage & Peripherals-0.01%
Leidos, Inc., 5.75%, 03/15/2033	134,000	133,209

Telecom Tower REITs-0.09%
SBA Communications Corp., 3.88%, 02/15/2027(c)	1,190,000	1,119,501

Tobacco-0.80%
B.A.T Capital Corp. (United Kingdom)
5.83%, 02/20/2031	1,455,000	1,455,052
6.00%, 02/20/2034(c)	584,000	580,745
7.08%, 08/02/2043	185,000	191,803
7.08%, 08/02/2053	119,000	124,646
Philip Morris International, Inc.
4.75%, 02/12/2027(c)	1,503,000	1,481,130
4.88%, 02/15/2028	517,000	508,359
5.25%, 09/07/2028	436,000	434,089
4.88%, 02/13/2029(c)	1,836,000	1,793,005
5.13%, 02/13/2031	604,000	587,149
5.75%, 11/17/2032	35,000	35,250
5.38%, 02/15/2033	644,000	631,503
5.63%, 09/07/2033(c)	440,000	437,706
5.25%, 02/13/2034	1,890,000	1,824,087

		10,084,524

Trading Companies & Distributors-0.25%
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 05/04/2028(b)	543,000	547,249
5.75%, 03/01/2029(b)(c)	1,422,000	1,399,578
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	1,157,000	1,164,616

		3,111,443

Transaction & Payment Processing Services-0.24%
Fiserv, Inc.
5.38%, 08/21/2028	594,000	590,362
5.63%, 08/21/2033	379,000	376,316
5.45%, 03/15/2034(c)	1,730,000	1,691,582
Mastercard, Inc., 4.85%, 03/09/2033	312,000	305,527

		2,963,787

Wireless Telecommunication Services-0.16%
T-Mobile USA, Inc.
5.75%, 01/15/2034	442,000	445,355
5.65%, 01/15/2053	250,000	239,910
6.00%, 06/15/2054	142,000	143,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	$ 499,000	$418,353
5.13%, 06/04/2081(d)	1,011,000	742,264

		1,988,890

Total U.S. Dollar Denominated Bonds & Notes (Cost $611,727,891)		601,105,602

U.S. Government Sponsored Agency Mortgage-Backed Securities-26.18%
Collateralized Mortgage Obligations-0.37%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(j)	897,989	773,593
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2015-K042, Class X1, IO, 1.14%, 12/25/2024(k)	4,003,687	13,051
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	235,778
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	930,044
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	943,613
Series 2018-K154, Class A3, 3.46%, 11/25/2032(j)	1,000,000	885,309
Freddie Mac STRIPS, 0.00%, 09/15/2030(h)	350,000	254,292
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	254,731	215,412
Series 2017-4, Class HT, 3.25%, 06/25/2057	382,946	331,885

		4,582,977

Federal Home Loan Mortgage Corp. (FHLMC)-1.74%
0.00%, 12/14/2029(h)	150,000	114,456
3.55%, 10/01/2033	458,390	402,173
3.00%, 10/01/2034	212,353	194,129
4.00%, 11/01/2048 to 07/01/2049	247,542	225,040
3.50%, 08/01/2049	1,617,157	1,417,326
6.00%, 06/01/2053 to 08/01/2053	13,280,512	13,235,186
5.50%, 07/01/2053	6,423,069	6,267,754

		21,856,064

Federal National Mortgage Association (FNMA)-1.20%
2.82%, 10/01/2029	478,091	429,071
2.90%, 11/01/2029	487,564	436,591
3.08%, 10/01/2032	750,000	650,716
3.31%, 01/01/2033	979,257	863,582
2.50%, 10/01/2034 to 12/01/2034	2,040,220	1,828,154
3.50%, 05/01/2047 to 06/01/2047	1,546,038	1,366,419
4.00%, 11/01/2047	70,723	64,844
3.00%, 09/01/2049 to 10/01/2049	2,837,575	2,392,910
5.50%, 09/01/2053	7,172,002	6,990,770

		15,023,057

Government National Mortgage Association (GNMA)-2.60%
4.00%, 07/20/2049	40,913	37,509

	Principal Amount	Value
Government National Mortgage Association (GNMA)-(continued)
TBA, 2.00%, 05/01/2054(l)	$ 4,826,634	$3,798,944
TBA, 2.50%, 05/01/2054(l)	3,922,321	3,216,002
TBA, 4.50%, 05/01/2054(l)	15,045,006	14,012,861
TBA, 5.50%, 05/01/2054(l)	11,702,317	11,473,883

		32,539,199

Uniform Mortgage-Backed Securities-20.27%
TBA, 1.50%, 05/01/2039(l)	8,760,000	7,367,304
TBA, 2.00%, 05/01/2039(l)	4,687,000	4,038,514
TBA, 2.50%, 05/01/2054(l)	27,877,711	22,059,363
TBA, 3.00%, 05/01/2054(l)	13,373,242	11,043,926
TBA, 3.50%, 05/01/2054(l)	31,006,501	26,727,449
TBA, 4.00%, 05/01/2054(l)	37,432,361	33,482,540
TBA, 4.50%, 05/01/2054(l)	24,304,732	22,398,524
TBA, 5.00%, 05/01/2054(l)	46,541,206	44,105,421
TBA, 5.50%, 05/01/2054(l)	30,000,000	29,121,216
TBA, 6.00%, 05/01/2054(l)	54,327,141	53,830,562

		254,174,819

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $337,029,101)		328,176,116

U.S. Treasury Securities-19.15%
U.S. Treasury Bills-0.35%(m)
5.27%–5.28%, 09/05/2024(n)	4,412,000	4,330,909

U.S. Treasury Bonds-6.45%
4.50%, 02/15/2044	8,407,800	7,984,782
4.75%, 11/15/2053	73,238,500	72,883,751

		80,868,533

U.S. Treasury Notes-12.35%
4.88%, 04/30/2026	8,526,000	8,500,855
4.50%, 04/15/2027	465,500	460,808
4.63%, 04/30/2029	59,712,800	59,488,877
4.63%, 04/30/2031	6,229,500	6,200,786
4.00%, 02/15/2034	84,657,900	80,173,677

		154,825,003

Total U.S. Treasury Securities (Cost $246,835,740)		240,024,445

Asset-Backed Securities-17.97%
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 6.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(f)	6,019,000	6,036,154
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,021,401
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	60,266	56,902
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	202,937	185,796
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	224,809	208,490
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	1,049,968	871,644
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(o)	2,478,724	2,183,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(o)	$ 826,555	$826,565
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(o)	3,678,596	3,648,885
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	3,638,415	3,638,524
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	706,394
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,715,918
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(f)	3,000,000	3,000,792
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	3,000,000	3,001,446
Series 2022-1A, Class A1, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(f)	1,692,000	1,694,022
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,648,754	1,332,424
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,648,754	1,275,969
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,511,338	1,293,113
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	1,815,878	1,467,484
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,215,781	1,714,791
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.71% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	100,604	98,298
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.67%, 04/10/2051(j)	2,500,000	1,997,921
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,607,878
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	272,766	254,060
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	895,748	828,638
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,959,298
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,667,533

	Principal Amount	Value
BX Trust
Series 2021-LGCY, Class B, 6.29% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	$10,000,000	$9,807,113
Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	2,085,000	2,072,295
Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	1,285,000	1,273,477
Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	683,092
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015- 4A, Class A1RR, 6.54% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	2,272,000	2,274,840
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(f)	2,458,000	2,463,204
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,667,251
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	79,141	68,608
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(f)	1,210,131	1,211,327
Series 2016-1A, Class ARR, 6.66% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(f)	957,000	959,031
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	181,307
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	1,689,593	1,307,575
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,383,720	1,187,521
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(o)	1,458,734	1,304,892
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	426,389	358,332
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	240,905	206,908
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	1,878,332	1,735,332
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	1,160,000	979,825
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(o)	1,885,808	1,871,388
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,203,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	$ 2,050,000	$2,027,134
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,728,999
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	532,495	531,574
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	165,249	155,649
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	20,763	20,113
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	245,774	204,254
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	1,300,372	1,089,149
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(f)	2,575,000	2,578,327
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	888,000	887,684
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	440,798
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	515,953
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	635,408	634,919
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	2,708,686	2,311,615
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	975,207	835,019
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	2,515,295	2,517,832
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j)	233,864	220,555
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(f)	980,675	981,410
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	5,000,000	5,007,720
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	7,470,493	7,479,846

	Principal Amount	Value
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	$ 1,560,000	$1,344,507
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,271,518
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	3,768,579	3,223,519
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	485,175
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	258,282
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	171,480
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	750,000	752,149
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(i)	235,840	212,185
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(i)	2,746,000	2,792,682
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,184,291	1,750,744
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	2,404,124	2,386,355
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.85%, 05/13/2053(j)	2,908,000	1,917,765
KKR CLO 27 Ltd. (Cayman Islands), Series 27A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(f)	1,927,000	1,929,100
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(f)	7,199,754	4,652,972
KKR Financial CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.42% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)	2,549,000	2,549,000
Life Mortgage Trust
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	1,213,968	1,196,716
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	491,485	484,395
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 6.62% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(f)	2,321,000	2,323,045
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(f)	1,353,504	1,348,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	$ 990,708	$846,103
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	1,028,280	876,843
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	3,837,984	3,249,466
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	608,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(j)	1,032,000	962,138
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,365,219
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	1,023,000	1,025,000
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	137,033	125,554
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	427,038	388,116
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	1,386,588	1,237,889
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	1,636,573	1,399,255
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(j)	2,154,868	1,940,879
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(o)	1,337,745	1,228,465
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(o)	1,415,000	1,203,348
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,079,567	925,630
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/17/2030(b)(f)	4,126,000	4,127,939
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	2,642,735	2,645,452
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	1,725,870	1,729,578
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	379,958
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	1,775,614	1,449,846

	Principal Amount	Value
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	$ 250,000	$250,199
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,086,361	6,549,501
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(f)	436,746	436,959
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	6,314	6,195
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	34,963	33,365
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	2,486,124	2,231,485
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,568,307	1,477,010
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,792,467	1,528,126
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,831,434	1,442,909
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	802,165	698,191
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	12,347	11,530
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	439,765	405,244
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,275,110	1,915,924
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,738,442	1,477,739
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	430,298	400,070
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	140,625	137,700
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,223,689	1,083,112
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	2,865,000	2,765,367
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	957,688	832,901
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	1,893	1,888
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	812,317	706,373
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	1,090,556	936,078
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	1,712,372	1,471,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	$ 648,856	$585,717
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(o)	1,364,613	1,214,959
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	163,790	151,544
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.56%, 01/15/2059(k)	1,279,427	24,118
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	448,738	413,015
WF Card Issuance Trust, Series 2024- A1, Class A, 4.94%, 02/15/2029	9,926,000	9,846,602
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.53%, 10/15/2057(j)	307,000	271,434
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,181,750	3,631,630
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	2,331,000	2,333,548

Total Asset-Backed Securities (Cost $241,579,805)		225,316,032

Agency Credit Risk Transfer Notes-0.47%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(p)	1,795,984	1,821,899
Series 2022-R04, Class 1M1, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(p)	864,594	875,972
Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(p)	595,341	610,145
Freddie Mac
Series 2022-DNA3, Class M1A, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(q)	1,206,177	1,219,433
Series 2022-HQA3, Class M1, STACR®, 7.63% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(q)	797,545	813,943
Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(q)	507,026	516,183

Total Agency Credit Risk Transfer Notes (Cost $5,766,667)		5,857,575

	Shares
Preferred Stocks-0.37%
Diversified Banks-0.14%
Citigroup, Inc.
Series U, Pfd., 5.00%(d)	1,099,000	1,091,344
Series W, Pfd., 4.00%(c)(d)	634,000	606,916

		1,698,260

Diversified Financial Services-0.23%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d)	111,250	2,939,225

	Shares	Value
Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(d)	10,000	$9,583

Total Preferred Stocks (Cost $4,526,429)		4,647,068

	Principal Amount
U.S. Government Sponsored Agency Securities-0.18%
Fannie Mae STRIPS
0.00%, 05/15/2029(h)	$ 450,000	352,390
0.00%, 01/15/2030(h)	1,300,000	984,497
0.00%, 05/15/2030(h)	850,000	634,837
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	100,989
4.25%, 09/15/2065	250,000	203,724

Total U.S. Government Sponsored Agency Securities (Cost $2,190,840)		2,276,437

Municipal Obligations-0.16%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	735,000	656,321
Series 2022, RB, 4.35%, 06/01/2041	590,000	516,624
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	169,231	176,701
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	275,810
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	419,653

Total Municipal Obligations(s) (Cost $2,451,637)		2,045,109

Non-U.S. Dollar Denominated Bonds & Notes-0.04%
Investment Banking & Brokerage-0.04%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)(t) (Cost $464,963)	GBP 375,000	501,450

	Shares
Exchange-Traded Funds-0.02%
Invesco High Yield Select ETF(c)(u) (Cost $249,153)	10,000	251,345

Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)(v) (Cost $0)	14	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

	Shares	Value
Options Purchased-0.03%
(Cost $492,076)†		371,420

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-112.51% (Cost $1,453,314,302)		1,410,572,599

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.26%
Invesco Private Government Fund, 5.29%(u)(w)(x)	28,345,580	$28,345,580

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(u)(w)(x)	75,241,325	$75,263,897

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,621,392)		103,609,477

TOTAL INVESTMENTS IN SECURITIES-120.77% (Cost $1,556,935,694)		1,514,182,076
OTHER ASSETS LESS LIABILITIES-(20.77)%		(260,410,406)

NET ASSETS-100.00%		$1,253,771,670

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $449,440,977, which represented 35.85% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2024 was $69,345, which represented less than 1% of the Fund’s Net Assets.

(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2J.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	$4,330,909 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(o)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income

Invesco High Yield Select ETF	$241,800	$-	$-	$9,545	$-	$251,345	$9,243

Invesco Short Duration Bond ETF	293,280	-	(297,487)	5,502	(1,295)	-	6,464

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,387,300	134,373,100	(130,414,820)	-	-	28,345,580	800,530	*

Invesco Private Prime Fund	64,901,672	278,415,865	(268,065,087)	(15,101)	26,548	75,263,897	2,180,174	*

Total	$89,824,052	$412,788,965	$(398,777,394)	$(54)	$25,253	$103,860,822	$2,996,411

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	Non-income producing security.
(w)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
†	The table below details options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2024

(Unaudited)

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	09/20/2024	28	$5,200	$14,560,000	$371,420

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	635	June-2024	$68,222,812	$(1,663,476)	$(1,663,476)

U.S. Treasury 2 Year Notes	301	June-2024	60,999,531	(599,513)	(599,513)

U.S. Treasury Long Bond	299	June-2024	34,029,938	(961,726)	(961,726)

Subtotal–Long Futures Contracts				(3,224,715)	(3,224,715)

Short Futures Contracts
Interest Rate Risk

U.S. Treasury 5 Year Notes	546	June-2024	(57,189,235)	1,182,340	1,182,340

U.S. Treasury 10 Year Ultra Notes	1,473	June-2024	(162,352,219)	5,971,836	5,971,836

U.S. Treasury Ultra Bonds	5	June-2024	(597,812)	55,147	55,147

Subtotal–Short Futures Contracts				7,209,323	7,209,323

Total Futures Contracts				$3,984,608	$3,984,608

 Portfolio Composition

 Asset Group (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	47.94

U.S. Government Sponsored Agency Mortgage-Backed Securities	26.18

U.S. Treasury Securities	19.15

Asset-Backed Securities	17.97

Agency Credit Risk Transfer Notes	0.47

Preferred Stocks	0.37

U.S. Government Sponsored Agency Securities	0.18

Municipal Obligations	0.16

Non-U.S. Dollar Denominated Bonds & Notes	0.04

Exchange-Traded Funds	0.02

Common Stocks & Other Equity Interests	0.00

Options Purchased	0.03

Money Market Funds Plus Other Assets Less Liabilities	(12.51)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Ultra Short Duration ETF (GSY)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-57.56%

Agricultural & Farm Machinery-0.70%
John Deere Capital Corp.
5.86% (SOFR + 0.50%), 07/03/2025(b)	$8,737,000	$8,766,263
5.79% (SOFR + 0.44%), 03/06/2026(b)	5,000,000	5,015,154

		13,781,417

Asset Management & Custody Banks-1.73%
Ares Capital Corp.
4.20%, 06/10/2024	10,300,000	10,280,236
3.25%, 07/15/2025	10,000,000	9,645,655
7.00%, 01/15/2027	4,285,000	4,362,598
FS KKR Capital Corp., 4.13%, 02/01/2025(c)	10,000,000	9,831,167

		34,119,656

Automobile Manufacturers-4.36%
American Honda Finance Corp., 6.13% (SOFR + 0.78%), 04/23/2025(b)	10,000,000	10,042,217
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	9,500,000	9,401,930
Mercedes-Benz Finance North America LLC (Germany)
5.50%, 11/27/2024(d)	11,250,000	11,235,664
6.28% (SOFR + 0.93%), 03/30/2025(b)(d)	20,000,000	20,113,667
Toyota Motor Credit Corp., 6.00% (SOFR + 0.65%), 01/05/2026(b)	10,000,000	10,036,432
Volkswagen Group of America Finance LLC (Germany)
5.80%, 09/12/2025(d)	10,000,000	9,998,737
6.18% (SOFR + 0.83%), 03/20/2026(b)(c)(d)	15,000,000	15,029,682

		85,858,329

Broadline Retail-0.48%
eBay, Inc., 1.90%, 03/11/2025	9,650,000	9,352,514

Building Products-0.58%`
Carrier Global Corp., 5.80%, 11/30/2025	11,440,000	11,465,104

Construction Machinery & Heavy Transportation Equipment-0.62%
Caterpillar Financial Services Corp., 5.80% (SOFR + 0.45%), 11/14/2024(b)	12,250,000	12,267,787

Consumer Finance-1.83%
American Express Co., 2.25%, 03/04/2025	12,500,000	12,158,232
Capital One Financial Corp., 4.17%, 05/09/2025(e)	9,600,000	9,595,943
General Motors Financial Co., Inc., 2.90%, 02/26/2025	14,600,000	14,261,659

		36,015,834

Diversified Banks-16.26%
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,032,386
Bank of Montreal (Canada), 6.30% (SOFR + 0.95%), 09/25/2025(b)	5,000,000	5,033,019
Bank of Nova Scotia (The) (Canada), 6.44% (SOFR + 1.09%), 06/12/2025(b)	15,000,000	15,128,324

	Principal Amount	Value
Diversified Banks-(continued)
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(e)	$12,000,000	$12,147,049
BPCE S.A. (France)
5.15%, 07/21/2024(d)	5,040,000	5,024,673
6.31% (SOFR + 0.96%), 09/25/2025(b)(d)	9,500,000	9,589,722
Canadian Imperial Bank of Commerce (Canada), 6.57% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,119,868
Citibank N.A.
6.16% (SOFR + 0.81%), 09/29/2025(b)	9,524,000	9,574,475
5.49%, 12/04/2026	9,783,000	9,794,117
Citigroup, Inc., 0.98%, 05/01/2025(e)	12,000,000	12,000,000
Goldman Sachs Bank USA, 6.12% (SOFR + 0.77%), 03/18/2027(b)	10,000,000	10,011,268
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(e)	8,986,000	8,614,602
Huntington National Bank (The), 6.54% (SOFR + 1.19%), 05/16/2025(b)	5,220,000	5,219,120
JPMorgan Chase & Co.
2.01%, 03/13/2026(e)	10,000,000	9,675,632
4.08%, 04/26/2026(e)	13,000,000	12,778,734
6.55% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,621,665
6.27% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,039,828
KeyBank N.A., 5.67% (SOFR + 0.32%), 06/14/2024(b)	8,109,000	8,104,578
Lloyds Banking Group PLC (United Kingdom)
4.45%, 05/08/2025	11,290,000	11,133,942
6.91% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,608,231
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	11,588,000	11,308,780
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	6,461,000	6,278,837
0.95%, 07/19/2025(c)(e)	9,000,000	8,900,288
Morgan Stanley Bank N.A., 6.43% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,082,012
Royal Bank of Canada (Canada), 6.30% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,410,243
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.20%, 03/07/2027(d)	4,372,000	4,328,100
Swedbank AB (Sweden)
6.73% (SOFR + 1.38%), 06/15/2026(b)(d)	15,000,000	15,230,797
6.14%, 09/12/2026(d)	4,065,000	4,107,748
Toronto-Dominion Bank (The) (Canada)
6.43% (SOFR + 1.08%), 07/17/2026(b)(c)	12,500,000	12,624,334
7.00%, 10/20/2026(e)	9,800,000	9,801,042
Wells Fargo & Co.
6.67% (SOFR + 1.32%), 04/25/2026(b)	12,000,000	12,115,558
6.42% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,060,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo Bank N.A.
6.16% (SOFR + 0.80%), 08/01/2025(b)	$10,000,000	$10,041,293
6.06% (SOFR + 0.71%), 01/15/2026(b)	5,333,000	5,353,040

		319,894,030

Diversified Capital Markets-0.46%
Macquarie Group Ltd. (Australia), 6.06% (SOFR + 0.71%), 10/14/2025(b)(d)	9,000,000	8,995,480

Diversified Financial Services-0.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.65%, 10/29/2024	10,174,000	9,962,102

Diversified Metals & Mining-1.04%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,781,080
Glencore Funding LLC (Australia), 6.41% (SOFR + 1.06%), 04/04/2027(b)(d)	5,682,000	5,687,469

		20,468,549

Electric Utilities-1.76%
Georgia Power Co., 6.10% (SOFR + 0.75%), 05/08/2025(b)	10,000,000	10,040,296
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	7,600,000	7,616,378
5.75%, 09/01/2025	5,490,000	5,494,937
6.12% (SOFR + 0.76%), 01/29/2026(b)	11,456,000	11,486,867

		34,638,478

Electronic Components-0.39%
Amphenol Corp., 2.05%, 03/01/2025	7,900,000	7,667,710

Food Retail-0.20%
Whole Foods Market, Inc., 5.20%, 12/03/2025	3,985,000	3,968,208

Health Care Services-0.42%
Quest Diagnostics, Inc., 3.50%, 03/30/2025	8,400,000	8,231,607

Hotels, Resorts & Cruise Lines-0.60%
Marriott International, Inc., 3.75%, 03/15/2025	12,000,000	11,791,563

Internet Services & Infrastructure-0.43%
VeriSign, Inc., 5.25%, 04/01/2025	8,400,000	8,366,820

Investment Banking & Brokerage-1.88%
Charles Schwab Corp. (The), 5.87% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,246,810
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/2024	4,165,000	4,166,353
6.41% (SOFR + 1.07%), 08/10/2026(b)	10,000,000	10,046,583
Jefferies Financial Group, Inc., 6.05%, 03/12/2025	7,500,000	7,507,954
Morgan Stanley, 6.37% (SOFR + 1.02%), 04/13/2028(b)	10,000,000	10,062,602

		37,030,302

Leisure Products-0.70%
Hasbro, Inc., 3.00%, 11/19/2024	14,000,000	13,781,909

	Principal Amount	Value
Life & Health Insurance-8.82%
Athene Global Funding
6.05% (SOFR + 0.70%), 05/24/2024(b)(d)	$9,750,000	$9,753,210
1.72%, 01/07/2025(d)	9,652,000	9,378,341
5.52%, 03/25/2027(d)	12,711,000	12,610,505
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(d)	8,150,000	8,077,108
Corebridge Global Funding
5.75%, 07/02/2026(d)	6,336,000	6,304,847
6.65% (SOFR + 1.30%), 09/25/2026(b)(d)	10,000,000	10,060,832
GA Global Funding Trust, 5.85% (SOFR + 0.50%), 09/13/2024(b)(d)	6,000,000	6,001,963
Jackson National Life Global Funding
6.51% (SOFR + 1.15%), 06/28/2024(b)(d)	10,000,000	10,014,482
5.50%, 01/09/2026(d)	16,667,000	16,530,221
MassMutual Global Funding II
6.13% (SOFR + 0.77%), 01/29/2027(b)(d)	10,700,000	10,745,824
6.09% (SOFR + 0.74%), 04/09/2027(b)(d)	10,000,000	10,024,780
Met Tower Global Funding, 5.40%, 06/20/2026(d)	12,000,000	11,979,280
Pacific Life Global Funding II
5.95% (SOFR + 0.60%), 03/27/2026(b)(d)	9,750,000	9,752,843
5.97% (SOFR + 0.62%), 06/04/2026(b)(d)	6,420,000	6,423,998
6.41% (SOFR + 1.05%), 07/28/2026(b)(d)	12,500,000	12,589,703
Principal Life Global Funding II
1.38%, 01/10/2025(c)(d)	10,400,000	10,104,090
5.00%, 01/16/2027(d)	3,000,000	2,969,659
Protective Life Global Funding, 5.37%, 01/06/2026(d)	10,339,000	10,305,681

		173,627,367

Managed Health Care-0.40%
Humana, Inc., 5.70%, 03/13/2026	7,921,000	7,907,941

Movies & Entertainment-0.07%
Netflix, Inc., 5.88%, 02/15/2025(c)	1,350,000	1,354,977

Multi-line Insurance-0.36%
New York Life Global Funding, 6.01% (SOFR + 0.65%), 05/02/2025(b)(d)	7,000,000	7,021,533

Multi-Utilities-0.06%
CenterPoint Energy, Inc., 6.00% (SOFR + 0.65%), 05/13/2024(b)	1,158,000	1,158,137

Office REITs-0.46%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	9,200,000	8,988,988

Oil & Gas Exploration & Production-0.83%
Canadian Natural Resources Ltd. (Canada), 3.90%, 02/01/2025	5,204,000	5,133,448
Pioneer Natural Resources Co., 1.13%, 01/15/2026	12,000,000	11,145,917

		16,279,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Oil & Gas Refining & Marketing-0.36%
Phillips 66 Co., 2.45%, 12/15/2024	$7,282,000	$7,133,012

Oil & Gas Storage & Transportation-1.37%
Enbridge, Inc. (Canada), 5.25%, 04/05/2027	4,666,000	4,630,931
Energy Transfer L.P.
4.05%, 03/15/2025	15,976,000	15,734,981
2.90%, 05/15/2025	6,814,000	6,625,968

		26,991,880

Packaged Foods & Meats-0.12%
Campbell Soup Co., 5.30%, 03/20/2026	2,352,000	2,342,733

Paper & Plastic Packaging Products & Materials-0.48%
WRKCo, Inc., 3.00%, 09/15/2024	9,523,000	9,420,278

Paper Products-0.64%
Georgia-Pacific LLC, 3.60%, 03/01/2025(d)	12,750,000	12,539,593

Pharmaceuticals-0.24%
Bristol-Myers Squibb Co., 5.84% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,668,666

Regional Banks-0.52%
Huntington Bancshares, Inc., 2.63%, 08/06/2024(c)	5,105,000	5,061,906
Santander Holdings USA, Inc., 3.50%, 06/07/2024	5,186,000	5,184,057

		10,245,963

Research & Consulting Services-0.70%
Verisk Analytics, Inc., 4.00%, 06/15/2025	14,000,000	13,718,480

Restaurants-0.60%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	11,855,119

Retail REITs-0.19%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,667,317

Self-Storage REITs-0.51%
Public Storage Operating Co., 6.05% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,038,755

Soft Drinks & Non-alcoholic Beverages-1.06%
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	10,000,000	9,676,799
6.24% (SOFR + 0.88%), 03/15/2027(b)	5,000,000	5,036,398
PepsiCo, Inc., 5.75% (SOFR + 0.40%), 11/12/2024(b)	6,167,000	6,175,256

		20,888,453

Specialized Finance-1.12%
Blackstone Private Credit Fund
2.35%, 11/22/2024	10,000,000	9,790,867
2.70%, 01/15/2025	12,645,000	12,335,859

		22,126,726

Specialty Chemicals-0.22%
Sherwin-Williams Co. (The), 3.45%, 08/01/2025	4,500,000	4,374,004

Systems Software-1.05%
Oracle Corp., 2.95%, 11/15/2024	11,000,000	10,838,067
VMware LLC, 1.00%, 08/15/2024	10,000,000	9,858,687

		20,696,754

	Principal Amount	Value
Technology Distributors-0.46%
Arrow Electronics, Inc., 4.00%, 04/01/2025	$9,120,000	$8,968,467

Technology Hardware, Storage & Peripherals-0.34%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	6,765,000	6,767,528

Telecom Tower REITs-1.13%
American Tower Corp.
2.95%, 01/15/2025	9,500,000	9,308,666
4.00%, 06/01/2025	13,261,000	13,025,539

		22,334,205

Transaction & Payment Processing Services-0.50%
Global Payments, Inc., 1.50%, 11/15/2024	10,000,000	9,775,458

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,130,227,543)		1,132,549,098

Asset-Backed Securities-17.98%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 7.19% (3 mo. Term SOFR + 1.86%), 04/20/2032(b)(d)	2,000,000	2,001,072
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(d)	13,102,814	13,149,538
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	1,006,510	950,325
Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	1,688,774	1,566,179
Atrium XIII (Cayman Islands), Series 2024- 13A, Class AR, 6.48% (3 mo. Term SOFR + 1.15%), 11/21/2030(b)(d)	2,821,787	2,823,903
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.83% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(d)	7,126,025	7,135,760
Avis Budget Rental Car Funding (AESOP) LLC, Series 2019-2A, Class A, 3.35%, 09/22/2025(d)	7,500,000	7,461,824
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.23% (30 Day Average SOFR + 0.90%), 08/15/2028(b)	9,260,000	9,326,437
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.71% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	603,620	589,785
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(d)(f)	3,565,636	3,035,534
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(f)	2,033,530	1,894,076
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 6.60% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(d)	5,087,558	5,093,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 6.58% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(d)	$9,733,292	$9,766,722
Series 2023-2A, Class A2, 6.43% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(d)	10,430,958	10,456,837
Series 2024-1A, Class A2, 6.09% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(d)	2,750,000	2,752,820
Citizens Auto Receivables Trust
Series 2023-2, Class A2B, 6.06% (30 Day Average SOFR + 0.73%), 10/15/2026(b)(d)	4,446,597	4,455,828
Series 2024-2, Class A3, 5.33%, 08/15/2028(d)	7,625,000	7,595,286
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(d)(f)	1,757,023	1,560,190
Series 2021-4, Class A1, 1.40%, 10/25/2066(d)(f)	11,180,338	9,054,584
Cross 2023-H1 Mortgage Trust, Series 2023-H1, Class A1, 6.62%, 03/25/2068(d)(g)	5,465,045	5,266,739
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 6.15% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	434,557	434,128
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(d)(f)	4,588,784	3,918,165
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(d)	2,750,000	2,739,671
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	2,730,000	2,699,549
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 6.39% (3 mo. Term SOFR + 1.08%), 11/15/2028(b)(d)	7,155,389	7,163,052
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	1,190,406	1,121,249
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	286,773	257,761
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(d)	7,490,000	7,568,006
Series 2024-1, Class A2, 5.23%, 03/20/2030(d)	2,990,000	2,969,620
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 7.44% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(d)	6,513,994	6,522,130
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2B, 6.15% (30 Day Average SOFR + 0.82%), 10/20/2025(b)	1,262,296	1,264,651
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.48% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	15,000,000	15,150,857

	Principal Amount	Value
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(d)	$4,151,882	$4,154,996
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 7.05% (3 mo. Term SOFR + 1.71%), 03/14/2031(b)(d)	9,117,337	9,108,457
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.90% (3 mo. Term SOFR + 1.56%), 02/05/2031(b)(d)	3,929,368	3,931,824
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.31% (3 mo. Term SOFR + 1.98%), 10/20/2031(b)(d)	4,549,186	4,549,486
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.28% (3 mo. Term SOFR + 1.94%), 05/05/2032(b)(d)	10,000,000	9,999,300
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	1,489,058	1,358,203
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 6.02% (1 mo. Term SOFR + 0.70%), 01/25/2036(b)	552,598	540,226
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2B, 6.08% (30 Day Average SOFR + 0.75%), 09/15/2025(b)(d)	2,142,359	2,145,084
KKR CLO 21 Ltd. (Cayman Islands), Series A, 6.59% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(d)	1,678,328	1,679,567
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(d)(g)	7,563,331	7,653,778
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.65% (1 mo. Term SOFR + 0.33%), 04/25/2037(b)	195,316	194,297
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	1,635,720	1,470,395
Series 2021-FA, Class A, 1.11%, 02/18/2070(d)	3,300,089	2,778,961
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 6.62% (3 mo. Term SOFR + 1.29%), 01/28/2030(b)(d)	5,775,932	5,780,795
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 6.52% (3 mo. Term SOFR + 1.19%), 10/18/2029(b)(d)	8,073,571	8,087,296
New Residential Mortgage Loan Trust Series 2017-5A, Class A1, 6.93% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(d)	252,447	252,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	$1,644,392	$1,506,651
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(d)(f)	1,023,113	929,862
OBX 2024-NQM6 Trust, Series 2024- NQM6, Class A1, 6.45%, 02/25/2064(d)(f)	5,500,000	5,514,837
OBX Trust
Series 2018-EXP1, Class 2A1, 6.28% (1 mo. Term SOFR + 0.96%), 04/25/2048(b)(d)	25,002	25,060
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(d)(f)	8,597,293	6,736,877
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.71% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(d)	2,839,244	2,842,679
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.59% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(d)	3,440,313	3,445,921
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(g)	6,949,781	7,022,118
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(d)	6,413,307	6,416,430
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	392,591	385,149
Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(f)	739,766	705,953
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(d)	12,000,000	12,131,755
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	204,053	190,549
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	2,200,753	2,027,996
Series 2021-2, Class A1, 0.94%, 05/25/2065(d)(f)	2,435,260	2,195,014
Series 2021-4, Class A1, 1.16%, 08/25/2056(d)(f)	7,948,955	6,550,622
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.49% (3 mo. Term SOFR + 1.16%), 12/28/2029(b)(d)	6,293,970	6,303,033
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,544,570
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	9,880,916
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(d)(f)	5,714,286	4,873,269
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	1,108,751	1,054,783
Series 2020-5, Class A1, 1.22%, 05/25/2065(d)(g)	2,412,171	2,261,997
Series 2021-4, Class A1, 0.94%, 07/25/2066(d)(f)	9,263,565	7,200,832

	Principal Amount	Value
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(g)	$7,101,611	$7,098,065
Series 2023-7, Class A1, 7.07%, 10/25/2068(d)(g)	9,249,940	9,356,697
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(d)(g)	8,491,950	8,474,725
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	2,035,678	1,883,473
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 0.00% (30 Day Average SOFR + 0.83%), 02/18/2039(b)(d)	4,750,000	4,753,310
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 6.09% (30 Day Average SOFR + 0.76%), 11/17/2025(b)	2,011,941	2,015,307

Total Asset-Backed Securities (Cost $364,845,957)		353,760,273

U.S. Treasury Securities-1.00%

U.S. Treasury Notes-1.00%
4.25%, 01/31/2026 (Cost $19,978,906)	20,000,000	19,720,312

Variable Rate Senior Loan Interests-0.06%(h)(i)

Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (India), Term Loan B, 7.08% (3 mo. SOFR + 1.75%), 08/09/2025 (Cost $1,291,368)	1,294,315	1,263,304

	Shares
Exchange-Traded Funds-0.05%
Invesco AAA CLO Floating Rate Note ETF(c)(j) (Cost $996,840)	39,000	999,570

	Principal Amount
Commercial Paper-21.62%(k)
AutoNation, Inc., 5.91%, 05/14/2024(d)	$19,600,000	19,554,405
Aviation Capital Group LLC
5.82%, 05/06/2024(d)	7,500,000	7,493,121
5.76%, 05/10/2024(d)	5,708,000	5,699,267
Barclays Capital, Inc., 6.14%, 07/24/2024	15,000,000	14,809,216
Bayer Corp.
6.31%, 07/16/2024(d)	15,000,000	14,817,563
6.30%, 07/24/2024(d)	10,000,000	9,865,613
6.15%, 08/12/2024(d)	10,000,000	9,835,532
Brookfield Infrastructure Holdings Canada, Inc.
5.96%–5.97%, 05/22/2024	28,500,000	28,403,250
6.20%, 07/16/2024	9,089,000	8,979,622
Canadian Natural Resources Ltd., 5.89%, 05/24/2024(d)	15,000,000	14,944,717
Conagra Brands, Inc., 5.76%, 05/10/2024(d)	15,000,000	14,976,326
Crown Castle, Inc., 5.83%, 05/21/2024(d)	10,000,000	9,966,202
FMC Corp.
5.95%, 05/01/2024(d)	12,640,000	12,637,880
6.13%, 05/15/2024(d)	10,000,000	9,974,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
General Motors Financial Co., Inc., 5.68%, 02/03/2025(d)	$10,000,000	$9,567,535
Glencore Funding LLC
5.71%, 07/08/2024(d)	10,000,000	9,891,862
5.75%, 09/27/2024(d)	10,000,000	9,766,875
Global Payments, Inc., 5.95%–5.96%, 05/01/2024	24,400,000	24,395,955
Harley-Davidson Financial Services, Inc.
6.00%, 05/28/2024(d)	10,000,000	9,955,645
6.01%, 06/04/2024(d)	4,200,000	4,176,623
6.04%, 06/14/2024(d)	8,000,000	7,942,550
6.10%, 06/18/2024(d)	18,000,000	17,859,182
HSBC USA, Inc., 6.40%, 08/01/2024(d)	15,000,000	14,786,681
Jabil, Inc.
5.90%, 05/01/2024(d)	26,600,000	26,595,518
5.97%, 05/06/2024(d)	10,000,000	9,989,877
NextEra Energy Capital Holdings, Inc., 5.62%, 06/18/2024(d)	2,500,000	2,481,020
Stanley Black & Decker, Inc.
5.89%, 05/03/2024(d)	3,567,000	3,565,306
5.82%, 05/13/2024(d)	6,800,000	6,785,923
5.93%, 05/14/2024(d)	10,000,000	9,977,688
UBS AG
6.13%, 07/24/2024(d)	14,750,000	14,561,183
6.13%, 08/21/2024(d)	10,000,000	9,829,883
Walgreens Boots Alliance, Inc.
6.37%, 05/07/2024(d)	6,000,000	5,992,773
6.37%, 05/14/2024(d)	7,300,000	7,282,341
WGL Holdings, Inc.
5.97%, 05/02/2024(d)	9,000,000	8,997,295
5.96%, 05/03/2024(d)	9,000,000	8,995,940
5.97%, 05/08/2024(d)	3,070,000	3,066,298
5.97%, 05/10/2024(d)	7,000,000	6,989,446
5.97%, 05/15/2024(d)	5,000,000	4,988,683
5.97%, 05/16/2024(d)	5,000,000	4,987,927

Total Commercial Paper (Cost $425,330,991)		425,387,465

Certificates of Deposit-1.73%

Diversified Banks-1.73%
Natixis S.A.
6.00%07/26/2024	12,000,000	12,010,193
5.92% (SOFR + 0.60%), 08/04/2025(b)	10,000,000	10,019,404
Standard Chartered Bank, 6.00%, 08/30/2024	12,000,000	12,012,931

		34,042,528

Total Certificates of Deposit (Cost $34,000,000)		34,042,528

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
SOFR	-Secured Overnight Financing Rate

	Repurchase Amount	Value
Repurchase Agreements-1.16%(l)
CF Secured LLC, joint term agreement dated 04/29/2024, aggregate maturing value of $25,042,153 (collateralized by agency and non-agency mortgage-backed securities, agency and non-agency asset-backed securities and a U.S. government sponsored agency obligation valued at $26,405,060; 0.00% - 6.50%; 06/25/2027 - 03/25/2083), 6.07%, 05/01/2024(m)(n)	$10,016,861	$10,000,000
Santander US Capital Markets LLC, joint agreement dated 04/30/2024, aggregate maturing value of $18,002,875 (collateralized by non-agency asset-backed securities and non-agency asset-backed securities valued at $19,742,571; 1.75% - 8.50%; 04/15/2025 - 03/25/2060), 5.75%, 05/01/2024(n)	12,902,060	12,900,000

Total Repurchase Agreements (Cost $22,900,000)		22,900,000

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.16% (Cost $1,999,571,605)		1,990,622,550

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.49%
Invesco Private Government Fund, 5.29%(j)(o)(p)	3,028,150	3,028,150
Invesco Private Prime Fund, 5.46%(j)(o)(p)	6,475,383	6,477,326

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,506,257)		9,505,476

TOTAL INVESTMENTS IN SECURITIES-101.65% (Cost $2,009,077,862)		2,000,128,026
OTHER ASSETS LESS LIABILITIES-(1.65)%		(32,380,157)

NET ASSETS-100.00%		$1,967,747,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $972,299,610, which represented 49.41% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2024	Dividend Income

Invesco AAA CLO Floating Rate Note ETF	$994,305	$-	$-	$5,265	$-	$999,570	$38,687

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,266,577	24,932,907	(29,171,334)	-	-	3,028,150	72,629	*

Invesco Private Prime Fund	18,691,275	51,792,115	(64,009,604)	634	2,906	6,477,326	197,056	*

Total	$26,952,157	$76,725,022	$(93,180,938)	$5,899	$2,906	$10,505,046	$308,372

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Principal amount equals value at period end. See Note 2K.
(m)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(n)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2024

(Unaudited)

 Portfolio Composition

 Security Type Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	57.56

Commercial Paper	21.62

Asset-Backed Securities	17.98

Certificates of Deposit	1.73

Repurchase Agreements	1.16

U.S. Treasury Securities	1.00

Variable Rate Senior Loan Interests	0.07

Exchange-Traded Funds	0.05

Money Market Funds Plus Other Assets Less Liabilities	(1.17)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-38.11%
Aerospace & Defense-0.28%
General Electric Co., 5.91% (3 mo. Term SOFR + 0.64%), 05/05/2026(b)	$2,481,000	$2,487,510

Automobile Manufacturers-4.81%
American Honda Finance Corp.
6.05% (SOFR + 0.70%), 11/22/2024(b)	6,500,000	6,518,101
6.14% (SOFR + 0.79%), 10/03/2025(b)	4,000,000	4,019,410
BMW US Capital LLC (Germany), 6.20% (SOFR + 0.84%), 04/01/2025(b)(c)	897,000	901,499
Ford Motor Credit Co. LLC, 8.30% (SOFR + 2.95%), 03/06/2026(b)	3,988,000	4,121,049
Hyundai Capital America
6.50% (SOFR + 1.15%), 08/04/2025(b)(c)	3,100,000	3,116,189
6.67% (SOFR + 1.32%), 11/03/2025(b)(c)	2,699,000	2,718,291
6.85% (SOFR + 1.50%), 01/08/2027(b)(c)(d)	4,500,000	4,566,619
6.39% (SOFR + 1.04%), 03/19/2027(b)(c)	4,000,000	4,010,633
Mercedes-Benz Finance North America LLC (Germany), 6.28% (SOFR + 0.93%), 03/30/2025(b)(c)	2,000,000	2,011,367
Toyota Motor Credit Corp.
5.61% (SOFR + 0.26%), 06/18/2024(b)(d)	3,000,000	3,000,498
5.91% (SOFR + 0.56%), 01/10/2025(b)	2,500,000	2,504,445
Volkswagen Group of America Finance LLC (Germany)
6.30% (SOFR + 0.95%), 06/07/2024(b)(c)	1,667,000	1,668,160
6.18% (SOFR + 0.83%), 03/20/2026(b)(c)(d)	4,000,000	4,007,915

		43,164,176

Commercial & Residential Mortgage Finance-0.45%
Nationwide Building Society (United Kingdom), 6.64% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	4,005,631

Construction Machinery & Heavy Transportation Equipment-0.33%
Daimler Trucks Finance North America LLC (Germany), 6.10% (SOFR + 0.75%), 12/13/2024(b)(c)(d)	3,000,000	3,007,294

Consumer Finance-2.08%
American Express Co.
6.71% (SOFR + 1.35%), 10/30/2026(b)(d)	4,000,000	4,048,502
6.33% (SOFR + 0.97%), 07/28/2027(b)	2,500,000	2,514,628
Capital One Financial Corp., 6.70% (SOFR + 1.35%), 05/09/2025(b)	3,499,000	3,499,441

	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
6.65% (SOFR + 1.30%), 04/07/2025(b)	$2,500,000	$2,522,295
6.39% (SOFR + 1.04%), 02/26/2027(b)(d)	2,000,000	2,000,392
6.70% (SOFR + 1.35%), 05/08/2027(b)(d)	4,000,000	4,034,785

		18,620,043

Diversified Banks-18.01%
ABN AMRO Bank N.V. (Netherlands), 7.13% (SOFR + 1.78%), 09/18/2027(b)(c)	4,000,000	4,051,836
Bank of America Corp.
6.30% (3 mo. Term SOFR + 1.03%), 02/05/2026(b)	1,042,000	1,046,875
6.35% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	2,696,000	2,694,773
6.32% (SOFR + 0.97%), 07/22/2027(b)	6,539,000	6,583,396
6.40% (SOFR + 1.05%), 02/04/2028(b)(d)	1,685,000	1,697,770
Bank of Montreal (Canada)
6.68% (SOFR + 1.33%), 06/05/2026(b)(d)	2,429,000	2,469,809
6.51% (SOFR + 1.16%), 12/11/2026(b)(d)	3,000,000	3,040,424
Bank of Nova Scotia (The) (Canada)
5.90% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,500,194
5.25%, 06/12/2028(d)	2,500,000	2,481,464
Banque Federative du Credit Mutuel S.A. (France), 6.75% (SOFR + 1.40%), 07/13/2026(b)(c)	4,200,000	4,269,138
Barclays PLC (United Kingdom)
7.23% (SOFR + 1.88%), 09/13/2027(b)(d)	2,500,000	2,542,775
6.84% (SOFR + 1.49%), 03/12/2028(b)(d)	3,500,000	3,531,695
BPCE S.A. (France), 7.33% (SOFR + 1.98%), 10/19/2027(b)(c)	6,000,000	6,113,684
Citigroup, Inc.
6.02% (SOFR + 0.67%), 05/01/2025(b)	2,500,000	2,500,549
6.72% (SOFR + 1.37%), 05/24/2025(b)	3,000,000	3,002,409
6.81% (3 mo. Term SOFR + 1.51%), 07/01/2026(b)	1,882,000	1,903,502
Commonwealth Bank of Australia (Australia), 5.87% (SOFR + 0.52%), 06/15/2026(b)(c)	3,000,000	3,001,721
HSBC Holdings PLC (United Kingdom)
6.78% (SOFR + 1.43%), 03/10/2026(b)	4,500,000	4,530,852
6.96% (3 mo. Term SOFR + 1.64%), 09/12/2026(b)	5,000,000	5,052,130
6.92% (SOFR + 1.57%), 08/14/2027(b)	2,500,000	2,544,770
Huntington National Bank (The), 6.54% (SOFR + 1.19%), 05/16/2025(b)	3,300,000	3,299,444
ING Groep N.V. (Netherlands)
7.00% (SOFR + 1.64%), 03/28/2026(b)	3,500,000	3,528,345
6.37% (SOFR + 1.01%), 04/01/2027(b)	4,214,000	4,232,522
6.91% (SOFR + 1.56%), 09/11/2027(b)	3,500,000	3,552,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.89% (SOFR + 0.54%), 06/01/2025(b)	$3,000,000	$3,001,244
5.95% (SOFR + 0.60%), 12/10/2025(b)	3,000,000	3,003,826
6.67% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,421,797
6.55% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,686,702
6.53% (SOFR + 1.18%), 02/24/2028(b)	3,500,000	3,536,278
6.27% (SOFR + 0.92%), 04/22/2028(b)	5,000,000	5,019,914
KeyBank N.A.
5.67% (SOFR + 0.32%), 06/14/2024(b)	2,500,000	2,498,637
5.67% (SOFR + 0.32%), 06/14/2024(b)	1,351,000	1,350,323
Lloyds Banking Group PLC (United Kingdom)
6.91% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,202,744
6.93% (SOFR + 1.58%), 01/05/2028(b)	4,500,000	4,552,055
Macquarie Bank Ltd. (Australia), 6.55% (SOFR + 1.20%), 12/07/2026(b)(c)	4,000,000	4,045,054
Morgan Stanley Bank N.A., 6.52% (SOFR + 1.17%), 10/30/2026(b)	4,000,000	4,058,988
Royal Bank of Canada (Canada)
6.43% (SOFR + 1.08%), 07/20/2026(b)(d)	3,000,000	3,031,295
6.30% (SOFR + 0.95%), 01/19/2027(b)	2,917,000	2,944,039
Societe Generale S.A. (France)
6.40% (SOFR + 1.05%), 01/21/2026(b)(c)	4,500,000	4,505,837
7.01% (SOFR + 1.66%), 01/19/2028(b)(c)	5,000,000	5,047,157
Standard Chartered PLC (United Kingdom)
7.10% (SOFR + 1.74%), 03/30/2026(b)(c)	3,108,000	3,132,069
7.28% (SOFR + 1.93%), 07/06/2027(b)(c)	4,000,000	4,070,651
7.38% (SOFR + 2.03%), 02/08/2028(b)(c)(d)	4,000,000	4,096,354
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.78% (SOFR + 1.43%), 01/13/2026(b)(d)	2,000,000	2,028,493
Svenska Handelsbanken AB (Sweden), 6.60% (SOFR + 1.25%), 06/15/2026(b)(c)	1,275,000	1,294,002
Toronto-Dominion Bank (The) (Canada), 6.43% (SOFR + 1.08%), 07/17/2026(b)	1,839,000	1,857,292
USB Realty Corp., 6.74% (3 mo. Term SOFR + 1.41%)(b)(c)(e)	1,100,000	860,102
Wells Fargo & Co.
6.67% (SOFR + 1.32%), 04/25/2026(b)	2,000,000	2,019,260
6.42% (SOFR + 1.07%), 04/22/2028(b)(d)	5,000,000	5,030,363
Wells Fargo Bank N.A., 6.42% (SOFR + 1.07%), 12/11/2026(b)	3,000,000	3,041,681

		161,508,405

Diversified Capital Markets-0.45%
Deutsche Bank AG (Germany), 6.57% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,017,962

Diversified Metals & Mining-0.45%
Glencore Funding LLC (Australia), 6.41% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	4,023,000	4,026,872

	Principal Amount	Value
Electric Utilities-1.26%
National Rural Utilities Cooperative Finance Corp., 6.15% (SOFR + 0.80%), 02/05/2027(b)(d)	$5,000,000	$5,023,448
NextEra Energy Capital Holdings, Inc., 6.12% (SOFR + 0.76%), 01/29/2026(b)(d)	6,273,000	6,289,902

		11,313,350

Integrated Telecommunication Services-0.55%
AT&T, Inc., 6.76% (3 mo. Term SOFR + 1.44%), 06/12/2024(b)	3,832,000	3,836,362
Verizon Communications, Inc., 6.14% (SOFR + 0.79%), 03/20/2026(b)(d)	1,116,000	1,124,480

		4,960,842

Investment Banking & Brokerage-2.98%
Charles Schwab Corp. (The)
5.87% (SOFR + 0.52%), 05/13/2026(b)	6,608,000	6,602,727
6.40% (SOFR + 1.05%), 03/03/2027(b)	4,000,000	4,035,429
Goldman Sachs Group, Inc. (The)
6.16% (SOFR + 0.81%), 03/09/2027(b)	2,460,000	2,463,454
6.17% (SOFR + 0.82%), 09/10/2027(b)(d)	3,500,000	3,497,316
7.34% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,259,415
7.20% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,586,101
Morgan Stanley, 6.37% (SOFR + 1.02%), 04/13/2028(b)	5,250,000	5,282,866

		26,727,308

Life & Health Insurance-4.82%
Athene Global Funding
6.07% (SOFR + 0.72%), 01/07/2025(b)(c)	3,500,000	3,504,207
6.56% (SOFR + 1.21%), 03/25/2027(b)(c)	5,000,000	5,011,210
Corebridge Global Funding, 6.65% (SOFR + 1.30%), 09/25/2026(b)(c)	4,120,000	4,145,063
GA Global Funding Trust
5.85% (SOFR + 0.50%), 09/13/2024(b)(c)	4,000,000	4,001,308
6.71% (SOFR + 1.36%), 04/11/2025(b)(c)	5,820,000	5,850,614
MassMutual Global Funding II, 6.09% (SOFR + 0.74%), 04/09/2027(b)(c)	2,500,000	2,506,195
Pacific Life Global Funding II
5.97% (SOFR + 0.62%), 06/04/2026(b)(c)	4,222,000	4,224,629
6.41% (SOFR + 1.05%), 07/28/2026(b)(c)	2,040,000	2,054,640
6.20% (SOFR + 0.85%), 02/05/2027(b)(c)	6,500,000	6,519,125
Protective Life Global Funding
6.34% (SOFR + 0.98%), 03/28/2025(b)(c)	2,425,000	2,438,965
6.05% (SOFR + 0.70%), 04/10/2026(b)(c)	3,000,000	3,009,262

		43,265,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Multi-line Insurance-0.44%
New York Life Global Funding, 5.83% (SOFR + 0.48%), 06/09/2026(b)(c)	$4,000,000	$3,994,458

Pharmaceuticals-0.12%
Bristol-Myers Squibb Co., 5.84% (SOFR + 0.49%), 02/20/2026(b)	1,047,000	1,050,977

Regional Banks-0.52%
Truist Financial Corp., 5.75% (SOFR + 0.40%), 06/09/2025(b)(d)	4,702,000	4,693,389

Soft Drinks & Non-alcoholic Beverages-0.56%
Keurig Dr Pepper, Inc., 6.24% (SOFR + 0.88%), 03/15/2027(b)(d)	5,000,000	5,036,398

Total U.S. Dollar Denominated Bonds & Notes (Cost $339,382,652)		341,879,833

U.S. Treasury Securities-24.47%
U.S. Treasury Floating Rate Notes-24.47%
5.50% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 10/31/2025(b)	53,200,000	53,265,383
5.57% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%), 01/31/2026(b)	111,000,000	111,253,054
5.47% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%), 04/30/2026(b)	55,000,000	54,988,127

Total U.S. Treasury Securities (Cost $219,277,510)		219,506,564

Asset-Backed Securities-17.06%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 5.74%, 02/25/2035(f)	29,758	29,383
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(c)	3,500,000	3,481,365
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(c)	3,541,667	3,524,887
Series 2020-2A, Class C, 4.25%, 02/20/2027(c)	1,300,000	1,254,945
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class A, 6.47% (1 mo. Term SOFR + 1.15%), 01/15/2039(b)(c)	1,000,000	990,944
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 6.75% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	853,125
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.76%, 10/25/2033(f)	98,497	92,633
Series 2003-8, Class 4A1, 5.89%, 01/25/2034(f)	107,745	105,215

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 6.37% (1 mo. Term SOFR + 1.04%), 10/15/2037(b)(c)	$1,169,333	$1,166,900
Series 2021-ACNT, Class B, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	3,772,716	3,741,159
Series 2021-VINO, Class B, 6.29% (1 mo. Term SOFR + 0.97%), 05/15/2038(b)(c)	1,694,234	1,677,953
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(c)	700,000	693,479
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(c)	3,252,772	3,218,933
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(c)	3,000,000	2,954,374
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(c)	1,250,000	1,231,324
BX Trust
Series 2021-LGCY, Class B, 6.29% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(c)	3,630,000	3,559,982
Series 2022-IND, Class C, 7.61% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(c)	2,597,259	2,595,388
Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	1,000,000	991,033
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(c)	3,000,000	3,023,113
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037(b)(c)	2,457,476	2,453,135
COMM Mortgage Trust, Series 2019-521F, Class C, 6.77% (1 mo. Term SOFR + 1.45%), 06/15/2034(b)(c)	4,000,000	3,178,866
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 6.08% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	192,617	189,552
Series 2018-AGS, Class A2, 5.93% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	266,089	261,739
Series 2018-CGS, Class A2, 6.23% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(c)	796,085	783,429
CPS Auto Receivables Trust, Series 2023-D, Class C, 7.17%, 01/15/2030(c)	4,000,000	4,071,581
DBCG Mortgage Trust, Series 2017-BBG, Class C, 8.50% (Prime Rate + 0.00%), 06/15/2034(b)(c)	3,750,000	3,750,046
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 6.24% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	297,195	294,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.58% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(c)	$2,500,000	$2,538,506
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.48% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	4,000,000	4,040,228
Great Wolf Trust
Series 2019-WOLF, Class A, 6.67% (1 mo. Term SOFR + 1.35%), 12/15/2036(b)(c)	1,323,813	1,322,871
Series 2019-WOLF, Class B, 6.97% (1 mo. Term SOFR + 1.65%), 12/15/2036(b)(c)	2,597,718	2,595,986
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.52% (1 mo. Term SOFR + 1.20%), 07/15/2031(b)(c)	3,000,000	2,489,850
Series 2021-ROSS, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 05/15/2026(b)(c)	2,500,000	2,331,721
Hertz Vehicle Financing LLC
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	4,850,000	4,752,441
Series 2021-1A, Class C, 2.05%, 12/26/2025(c)	4,000,000	3,920,846
Home Equity Asset Trust, Series 2004-5, Class M2, 6.38% (1 mo. Term SOFR + 1.06%), 11/25/2034(b)	396,776	391,393
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(c)	1,500,000	1,514,705
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 01/17/2038(b)(c)	2,999,862	3,004,500
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.83% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	2,088,756
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 6.33% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	60,454	58,254
Series 2019-INV2, Class A1, 6.33% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	180,540	173,473
Series 2019-INV3, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	79,648	76,461
Series 2019-LTV3, Class A1, 6.28% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(c)	26,199	26,015
Series 2020-8, Class A11, 6.22% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	199,812	189,011
Series 2020-LTV1, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	9,622	9,540
Series 2021-1, Class A11, 5.97% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	602,934	558,391

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(c)	$3,440,396	$3,397,541
Med Trust, Series 2021-MDLN, Class B, 6.89% (1 mo. Term SOFR + 1.56%), 11/15/2038(b)(c)	2,985,671	2,974,703
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	2,894,107	2,693,061
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(c)	2,500,000	2,510,722
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.07% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	41,975	39,240
Series 2005-A2, Class A5, 5.44%, 02/25/2035(f)	40,858	38,373
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(c)	2,097,192	2,087,192
MHP, Series 2021-STOR, Class C, 6.49% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(c)	4,353,000	4,307,763
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	2,500,000	2,475,358
Navient Student Loan Trust, Series 2021- 2A, Class A1B, 5.99% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(c)	1,228,458	1,214,964
Nelnet Student Loan Trust
Series 2020-5A, Class A, 6.31% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(c)	4,168,239	4,166,268
Series 2021-A, Class A2, 6.46% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	2,680,000	2,658,491
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.23% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(c)	4,000,000	4,021,250
OBX 2024-NQM5 Trust, Series 2024- NQM5, Class A1, 5.99%, 12/01/2064(c)(g)	989,713	982,021
OBX Trust
Series 2018-EXP1, Class 2A1, 6.28% (1 mo. Term SOFR + 0.96%), 04/25/2048(b)(c)	26,165	26,226
Series 2018-EXP2, Class 2A2, 6.38% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(c)	213,646	209,598
Series 2019-EXP1, Class 2A1B, 6.11% (1 mo. Term SOFR + 1.06%), 01/25/2059(b)(c)	847,567	838,769
Series 2019-EXP1, Class 2A2, 6.10% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(c)	84,757	84,314
Series 2019-EXP2, Class 2A2, 6.34% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	190,436	185,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Series 2019-INV2, Class A11, 6.39% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(c)	$2,944,106	$2,848,927
Series 2020-EXP1, Class 2A2, 6.38% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	280,105	256,799
Series 2020-EXP3, Class 2A2, 6.63% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	341,302	338,783
Series 2020-INV1, Class A11, 6.00% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	188,748	178,755
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 6.83% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(c)	4,000,000	4,069,379
RLGH Trust, Series 2021-TROT, Class B, 6.60% (1 mo. Term SOFR + 1.28%), 04/15/2036(b)(c)	3,000,000	2,961,188
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 6.44% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	1,602,953	1,607,739
Series 2020-A, Class A2B, 6.27% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	984,710	979,384
Series 2021-A, Class A2A2, 6.17% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	2,906,052	2,881,243
Series 2022-B, Class A1B, 6.78% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(c)	2,146,738	2,154,570
Series 2022-C, Class A1B, 7.18% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	2,113,150	2,136,292
Series 2023-C, Class A1B, 6.88% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(c)	1,776,109	1,793,020
SMRT, Series 2022-MINI, Class B, 6.67% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,597,768
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(c)	3,500,000	3,515,834
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 5.03%, 06/25/2034(f)	43,425	39,190
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.98% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(c)	2,500,000	2,478,654
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	3,000,000	3,034,576

Total Asset-Backed Securities (Cost $156,443,395)		153,036,253

Agency Credit Risk Transfer Notes-15.00%
Fannie Mae Connecticut Avenue Securities Series 2019-R01, Class 2M2, 7.89% (30 Day Average SOFR + 2.56%), 07/25/2031(b)(c)(h)	129,426	129,603

	Principal Amount	Value
Series 2021-R03, Class 1M1, 6.18% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(h)	$2,040,258	$2,036,914
Series 2022-R01, Class 1M1, 6.33% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(h)	2,147,941	2,148,448
Series 2022-R01, Class 1M2, 7.23% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(c)(h)	4,994,000	5,048,482
Series 2022-R02, Class 2M1, 6.53% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(c)(h)	1,639,790	1,640,169
Series 2022-R02, Class 2M2, 8.33% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(h)	4,000,000	4,107,652
Series 2022-R03, Class 1M1, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(h)	1,303,684	1,322,495
Series 2022-R04, Class 1M1, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(c)(h)	1,790,944	1,814,513
Series 2022-R04, Class 1M2, 8.43% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(h)	3,400,000	3,544,595
Series 2022-R05, Class 2M1, 7.23% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(h)	1,986,784	1,934,676
Series 2022-R05, Class 2M2, 8.33% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(h)	1,750,000	1,806,734
Series 2022-R06, Class 1M1, 8.08% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(h)	1,062,161	1,093,414
Series 2022-R07, Class 1M1, 8.28% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(h)	2,724,004	2,811,942
Series 2022-R08, Class 1M1, 7.88% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(c)(h)	2,384,487	2,451,524
Series 2023-R01, Class 1M1, 7.73% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(c)(h)	4,590,267	4,713,586
Series 2023-R01, Class 1M2, 9.08% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(h)	1,225,000	1,310,941
Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(h)	1,004,637	1,029,620
Series 2023-R02, Class 1M2, 8.68% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(h)	700,000	739,374
Series 2023-R03, Class 2M1, 7.83% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(c)(h)	3,926,678	3,909,271
Series 2023-R04, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(h)	3,838,325	3,933,755
Series 2023-R04, Class 1M2, 8.88% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(c)(h)	4,000,000	4,267,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Series 2023-R05, Class 1M1, 7.23% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(h)	$1,325,332	$1,342,521
Series 2023-R05, Class 1M2, 8.43% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(h)	1,100,000	1,157,459
Series 2023-R06, Class 1M1, 7.03% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(h)	1,752,045	1,762,679
Series 2023-R06, Class 1M2, 8.03% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(h)	5,680,000	5,889,751
Series 2023-R07, Class 2M2, 8.58% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(c)(h)	2,500,000	2,622,772
Series 2023-R08, Class 1M1, 6.83% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(c)(h)	1,664,357	1,671,897
Series 2023-R08, Class 1M2, 7.83% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(c)(h)	780,000	802,425
Freddie Mac
Series 2021-DNA2, Class M2, STACR®, 7.63% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(i)	4,018,920	4,114,434
Series 2021-DNA3, Class M1, STACR®, 6.08% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(i)	246,335	246,196
Series 2021-DNA3, Class M2, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(i)	3,125,000	3,194,477
Series 2021-DNA5, Class M2, STACR®, 6.98% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(i)	2,375,553	2,388,156
Series 2021-DNA6, Class M2, STACR®, 6.83% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(i)	5,571,181	5,591,007
Series 2021-HQA3, Class M1, STACR®, 6.18% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(i)	2,002,870	1,992,804
Series 2022-DNA2, Class M1A, STACR®, 6.63% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(i)	1,473,567	1,476,283
Series 2022-DNA2, Class M1B, STACR®, 7.73% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(c)(i)	4,250,000	4,348,303
Series 2022-DNA3, Class M1A, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(c)(i)	2,418,340	2,444,919
Series 2022-DNA3, Class M1B, STACR®, 8.23% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(i)	4,730,000	4,908,294
Series 2022-DNA4, Class M1, STACR®, 8.68% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(i)	2,500,000	2,621,706
Series 2022-DNA4, Class M1A, STACR®, 7.53% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(i)	1,872,746	1,901,538

	Principal Amount	Value
Series 2022-DNA5, Class M1A, STACR®, 8.28% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(i)	$1,450,034	$1,493,859
Series 2022-DNA6, Class M1, STACR®, 9.03% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(c)(i)	2,750,000	2,925,925
Series 2022-HQA1, Class M1A, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(i)	2,076,096	2,093,498
Series 2022-HQA2, Class M1A, STACR®, 7.98% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(c)(i)	1,313,370	1,346,008
Series 2022-HQA3, Class M1, STACR®, 7.63% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(c)(i)	1,423,910	1,453,187
Series 2023-DNA1, Class M1, STACR®, 8.43% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(i)	2,775,000	2,912,397
Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(i)	2,249,052	2,289,669
Series 2023-DNA2, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(c)(i)	2,314,027	2,360,789
Series 2023-HQA1, Class M1, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(i)	3,764,582	3,808,282
Series 2023-HQA2, Class M1, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(c)(i)	1,475,456	1,487,577
Series 2023-HQA2, Class M1, STACR®, 8.68% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(i)	2,500,000	2,647,117
Series 2023-HQA3, Class M2, STACR®, 7.18% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(i)	1,112,804	1,122,251
Series 2023-HQA3, Class M2, STACR®, 8.68% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(c)(i)	6,000,000	6,330,701

Total Agency Credit Risk Transfer Notes (Cost $131,809,343)		134,544,259

U.S. Government Sponsored Agency Mortgage-Backed Securities-3.41%

Collateralized Mortgage Obligations-1.79%
Fannie Mae REMICs
5.74% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	570,425	569,318
5.75%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	655,241	637,544
5.94% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	205,742	202,009
5.73% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	526,949	517,612
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 7.13% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(c)	3,348,058	3,172,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.
6.04% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	$4,999,847	$5,026,925
Series KF35, Class A, 5.83% (30 Day Average SOFR + 0.50%), 10/25/2025(b)	969,353	967,413
Series KF81, Class AS, 5.72% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	716,098	712,846
Series Q008, Class A, 5.83% (30 Day Average SOFR + 0.50%), 10/25/2045(b)	312,810	312,368
Freddie Mac REMICs
5.78% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	496,370	496,509
5.88% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	424,614	412,406
5.94% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	140,429	138,716
5.71% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	524,615	521,171
5.80% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,443,824	2,374,475

		16,062,172

Federal Home Loan Mortgage Corp. (FHLMC)-1.20%
ARM, 6.06% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(b)	187,544	188,215
ARM, 5.92% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.74%), 11/01/2038(b)	221,678	228,245
ARM, 6.01% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2043(b)	205,210	210,420
ARM, 6.18% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	3,509,742	3,586,946
ARM, 3.71% (1 yr. U.S. Treasury Yield Curve Rate + 2.17%), 11/01/2048(b)	2,936,912	2,930,237
ARM, 5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	3,519,421	3,594,527

		10,738,590

Federal National Mortgage Association (FNMA)-0.42%
ARM, 6.02% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	43,607	43,497
ARM, 6.36% (1 yr. U.S. Treasury Yield Curve Rate + 2.38%), 07/01/2035(b)	508,332	525,330
ARM, 7.39% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	28,652	28,957

	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
ARM, 5.97% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 10/01/2036(b)	$122,610	$122,792
ARM, 6.53% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	135,951	135,841
ARM, 5.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.47%), 11/01/2037(b)	69,592	69,578
ARM, 3.07% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	2,868,080	2,874,283

		3,800,278

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $30,786,763)		30,601,040

Certificate of Deposit-0.45%

Diversified Banks-0.45%
Wells Fargo Bank N.A., 5.92% (SOFR + 0.60%), 08/14/2024(b) (Cost $4,000,000)	4,000,000	4,005,616

	Shares
Money Market Funds-1.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(j)(k) (Cost $9,926,102)	9,926,102	9,926,102

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $891,625,765)		893,499,667

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.01%
Invesco Private Government Fund, 5.29%(j)(k)(l)	7,745,341	7,745,341
Invesco Private Prime Fund, 5.46%(j)(k)(l)	19,248,033	19,253,807

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,000,746)		26,999,148

TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $918,626,511)		920,498,815
OTHER ASSETS LESS LIABILITIES-(2.62)%		(23,506,181)

NET ASSETS-100.00%		$896,992,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

Investment Abbreviations:

ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $415,805,696, which represented 46.36% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2024.
(e)	Perpetual bond with no specified maturity date.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(i)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(j)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,549,222	$272,653,102	$(266,276,222)	$-	$-	$9,926,102	$205,646

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,111,416	45,192,119	(42,558,194)	-	-	7,745,341	140,685	*

Invesco Private Prime Fund	13,146,985	104,747,446	(98,638,676)	(1,136)	(812)	19,253,807	378,803	*

Total	$21,807,623	$422,592,667	$(407,473,092)	$(1,136)	$(812)	$36,925,250	$725,134

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2024

(Unaudited)

 Portfolio Composition

 Security Type Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	38.11

U.S. Treasury Securities	24.47

Asset-Backed Securities	17.06

Agency Credit Risk Transfer Notes	15.00

U.S. Government Sponsored Agency Mortgage-Backed Securities	3.41

Certificate of Deposit	0.45

Money Market Funds Plus Other Assets Less Liabilities	1.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Statements of Assets and Liabilities

April 30, 2024

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)
Assets:
Unaffiliated investments in securities, at value(a)	$86,320,369	$62,929,365	$51,051,424
Affiliated investments in securities, at value	2,933,753	50,393	7,267,500
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-
Cash	-	-	-
Foreign currencies, at value	-	-	26
Deposits with brokers:
Cash collateral-futures contracts	-	-	-
Cash collateral-centrally cleared swap agreements	-	-	100,100
Receivable for:
Dividends and interest	319,095	36,148	850,109
Securities lending	-	5	1,216
Investments sold	-	-	61,676
Fund shares sold	1,280,576	-	-
Expenses absorbed	15,753	-	-
Other assets	-	-	-

Total assets	90,869,546	63,015,911	59,332,051

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	-	-	-
Unrealized depreciation on futures contracts	-	-	-
Due to custodian	-	8,003	-
Payable for:
Variation margin on futures contracts	-	-	6,252
Investments purchased	1,253,606	-	88,000
Collateral upon return of securities loaned	-	50,400	7,073,676
Accrued unitary management fees	16,290	18,854	15,547

Total liabilities	1,269,896	77,257	7,183,475

Net Assets	$89,599,650	$62,938,654	$52,148,576

Net assets consist of:
Shares of beneficial interest	$88,853,527	$90,371,420	$57,349,316
Distributable earnings (loss)	746,123	(27,432,766)	(5,200,740)

Net Assets	$89,599,650	$62,938,654	$52,148,576

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,500,001	780,000	2,380,001
Net asset value	$25.60	$80.69	$21.91

Market price	$25.63	$80.66	$21.85

Unaffiliated investments in securities, at cost	$85,758,361	$68,095,666	$51,587,363

Affiliated investments in securities, at cost	$2,933,753	$50,400	$7,268,124

Foreign currencies, at cost	$-	$-	$26

Investments matured, at cost	$-	$-	$89,338

(a)Includes securities on loan with an aggregate value of:	$-	$48,012	$6,797,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco High Yield Select ETF (HIYS)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Short Duration Bond ETF (ISDB)

$9,322,852	$88,616,633	$9,142,115
1,432,517	17,794,075	1,054,357

5,807	-	-
11,039	33,973	-
4,618	-	-

-	6,933,245	-
-	-	-

137,018	156,014	115,339
327	135	346
33,393	-	28,919
-	444	-
-	3,736	-
-25		-

10,947,571	113,538,280	10,341,076

2,705	-	-
-	503,507	-
-	-	-
-	33,973	1,336

213,721	-	54,132
722,261	459,727	423,524
3,948	36,720	2,779

942,635	1,033,927	481,771

$10,004,936	$112,504,353	$9,859,305

$9,998,310	$200,060,086	$9,998,898
6,626	(87,555,733)	(139,593)

$10,004,936	$112,504,353	$9,859,305

400,001	3,200,000	400,001
$25.01	$35.16	$24.65

$25.14	$35.14	$24.65

$9,192,120	$88,178,086	$9,119,792

$1,434,125	$17,795,411	$1,054,367

$4,600	$-	$-

$-	$-	$-

$694,525	$442,526	$411,092

76

Statements of Assets and Liabilities–(continued)

April 30, 2024

(Unaudited)

	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,410,321,254	$1,989,622,980	$883,573,565
Affiliated investments in securities, at value	103,860,822	10,505,046	36,925,250
Cash	123,674,770	490,429	-
Foreign currencies, at value	232,685	137	-
Deposits with brokers:
Cash collateral-TBAs	1,398,697	-	-
Cash segregated as collateral	1,102,055	-	-
Receivable for:
Dividends and interest	10,816,542	12,092,787	3,430,173
Variation margin on futures contracts	565,763	-	-
Securities lending	19,109	4,248	5,120
Investments sold	44,608,419	-	277,106
Fund shares sold	4,550,988	4,981,670	-
Investments matured, at value	31,590	-	-

Total assets	1,701,182,694	2,017,697,297	924,211,214

Liabilities:
Due to custodian	-	-	7,619
Payable for:
Investments purchased	49,187,356	-	-
Investments purchased - affiliated broker	292,945,950	-	-
Collateral upon return of securities loaned	103,621,392	9,506,257	27,000,746
Collateral upon receipt of securities in-kind	1,398,697	-	-
Fund shares repurchased	-	39,853,355	-
Accrued unitary management fees	247,174	-	210,215
Accrued advisory fees	-	321,607	-
Accrued trustees’ and officer’s fees	-	38,062	-
Accrued expenses	-	230,147	-
Other payables	10,455	-	-

Total liabilities	447,411,024	49,949,428	27,218,580

Net Assets	$1,253,771,670	$1,967,747,869	$896,992,634

Net assets consist of:
Shares of beneficial interest	$1,467,483,285	$2,000,276,734	$899,492,919
Distributable earnings (loss)	(213,711,615)	(32,528,865)	(2,500,285)

Net Assets	$1,253,771,670	$1,967,747,869	$896,992,634

Shares outstanding (unlimited amount authorized, $0.01 par value)	27,550,000	39,500,000	35,750,001
Net asset value	$45.51	$49.82	$25.09

Market price	$45.52	$49.82	$25.10

Unaffiliated investments in securities, at cost	$1,453,065,149	$1,998,574,765	$881,699,663

Affiliated investments in securities, at cost	$103,870,545	$10,503,097	$36,926,848

Foreign currencies, at cost	$230,727	$150	$-

Investments matured, at cost	$548,467	$-	$-

(a)Includes securities on loan with an aggregate value of:	$99,636,492	$9,257,170	$26,316,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Statements of Operations

For the six months ended April 30, 2024

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)	Invesco Active U.S. Real Estate ETF (PSR)	Invesco High Yield Bond Factor ETF (IHYF)	Invesco High Yield Select ETF (HIYS)
Investment income:
Unaffiliated interest income	$1,832,119	$-	$1,758,797	$359,132
Unaffiliated dividend income	-	1,657,198	-	168
Affiliated dividend income	17,346	751	10,478	7,883
Securities lending income, net	-	3,498	7,009	3,722
Foreign withholding tax	-	-	-	-

Total investment income	1,849,465	1,661,447	1,776,284	370,905

Expenses:
Unitary management fees	67,038	141,082	89,630	23,991
Advisory fees	-	-	-	-
Accounting & administration fees	-	-	-	-
Custodian & transfer agent fees	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-
Other expenses	-	-	-	-

Total expenses	67,038	141,082	89,630	23,991

Less: Waivers	(66,720)	(14)	(194)	(82)

Net expenses	318	141,068	89,436	23,909

Net investment income	1,849,147	1,520,379	1,686,848	346,996

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	90,604	(10,091,459)	(278,107)	(38,620)
Affiliated investment securities	-	2,524	665	44
In-kind redemptions	-	1,425,577	49,387	-
Short Sales	-	-	-	-
Foreign currencies	-	-	-	3,352
Forward foreign currency contracts	-	-	-	14,863
Futures contracts	-	-	(5,910)	-
Swap agreements	-	-	31,141	-
Swaptions	-	-	-	-
Written options	-	-	-	-

Net realized gain (loss)	90,604	(8,663,358)	(202,824)	(20,361)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	189,748	15,388,580	2,325,373	456,947
Affiliated investment securities	-	654	(667)	(1,614)
Foreign currencies	-	-	-	109
Forward foreign currency contracts	-	-	-	(25,434)
Futures contracts	-	-	87,370	-
Swap agreements	-	-	(4,046)	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	189,748	15,389,234	2,408,030	430,008

Net realized and unrealized gain	280,352	6,725,876	2,205,206	409,647

Net increase in net assets resulting from operations	$2,129,499	$8,246,255	$3,892,054	$756,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Short Duration Bond ETF (ISDB)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$232,273	$276,644	$28,515,950	$53,378,144	$26,226,577
768,051	1,185	120,177	-	-
392,035	10,505	15,707	38,687	205,646
2,088	4,132	131,479	75,080	45,559
(206)	-	-	-	-

1,394,241	292,466	28,783,313	53,491,911	26,477,782

243,764	17,259	2,961,377	-	1,217,891
-	-	-	1,889,462	-
-	-	-	73,952	-
-	-	-	4,945	-
-	-	-	17,249	-
-	-	-	105,868	-

243,764	17,259	2,961,377	2,091,476	1,217,891

(12,689)	(191)	(1,481,221)	(6)	(3,702)

231,075	17,068	1,480,156	2,091,470	1,214,189

1,163,166	275,398	27,303,157	51,400,441	25,263,593

21,370,689	(1,770)	(1,268,537)	1,294,160	620,335
5,170	80	25,253	2,906	(812)
-	-	-	-	-
-	-	81	-	-
-	-	(496)	(681)	-
-	-	-	(746,087)	-
(5,309,585)	2,433	667,614	-	-
-	-	2,042	-	-
-	-	148,206	-	-
-	-	1,289,007	-	-

16,066,274	743	863,170	550,298	619,523

(1,088,110)	111,012	36,223,704	11,602,489	6,385,982
(1,427)	2	(54)	5,899	(1,136)
-	-	2,921	-	-
-	-	-	(1,005,945)	-
748,573	(18,545)	2,351,073	-	-
-	-	-	-	-
-	-	(4,746)	-	-

(340,964)	92,469	38,572,898	10,602,443	6,384,846

15,725,310	93,212	39,436,068	11,152,741	7,004,369

$16,888,476	$368,610	$66,739,225	$62,553,182	$32,267,962

79

Statements of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco AAA CLO Floating Rate Note ETF (ICLO)		Invesco Active U.S. Real Estate ETF (PSR)
	Six Months Ended April 30, 2024	Period Ended October 31, 2023(a)	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Operations:
Net investment income	$1,849,147	$1,860,169	$1,520,379	$3,289,793
Net realized gain (loss)	90,604	117,488	(8,663,358)	(9,469,853)
Change in net unrealized appreciation (depreciation)	189,748	372,260	15,389,234	(3,139,356)

Net increase (decrease) in net assets resulting from operations	2,129,499	2,349,917	8,246,255	(9,319,416)

Distributions to Shareholders from:
Distributable earnings	(1,977,869)	(1,759,428)	(1,282,069)	(3,575,378)

Shareholder Transactions:
Proceeds from shares sold	56,315,987	32,541,544	13,311,736	35,253,387
Value of shares repurchased	-	-	(40,897,672)	(51,568,124)

Net increase (decrease) in net assets resulting from share transactions	56,315,987	32,541,544	(27,585,936)	(16,314,737)

Net increase (decrease) in net assets	56,467,617	33,132,033	(20,621,750)	(29,209,531)

Net assets:
Beginning of period	33,132,033	-	83,560,404	112,769,935

End of period	$89,599,650	$33,132,033	$62,938,654	$83,560,404

Changes in Shares Outstanding:
Shares sold	2,200,000	1,300,001	160,000	390,000
Shares repurchased	-	-	(470,000)	(590,000)
Shares outstanding, beginning of period	1,300,001	-	1,090,000	1,290,000

Shares outstanding, end of period	3,500,001	1,300,001	780,000	1,090,000

(a)	For the period December 7, 2022 (commencement of investment operations) through October 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco High Yield Bond Factor ETF (IHYF)		Invesco High Yield Select ETF (HIYS)		Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Short Duration Bond ETF (ISDB)
Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Period Ended October 31, 2023(a)	Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Period Ended October 31, 2023(a)

$1,686,848	$2,476,555	$346,996	$621,619	$1,163,166	$4,173,173	$275,398	$465,744
(202,824)	(1,870,803)	(20,361)	(87,496)	16,066,274	(26,592,083)	743	(144,702)
2,408,030	1,366,001	430,008	(297,784)	(340,964)	55,022	92,469	(87,394)

3,892,054	1,971,753	756,643	236,339	16,888,476	(22,363,888)	368,610	233,648

(1,721,431)	(2,508,973)	(369,733)	(618,338)	(1,355,425)	(4,335,806)	(280,569)	(462,409)

15,199,741	12,834,918	-	10,000,025	3,541,400	35,304,385	-	10,000,025
(6,877,870)	(4,661,806)	-	-	(39,733,482)	(155,137,732)	-	-

8,321,871	8,173,112	-	10,000,025	(36,192,082)	(119,833,347)	-	10,000,025

10,492,494	7,635,892	386,910	9,618,026	(20,659,031)	(146,533,041)	88,041	9,771,264

41,656,082	34,020,190	9,618,026	-	133,163,384	279,696,425	9,771,264	-

$52,148,576	$41,656,082	$10,004,936	$9,618,026	$112,504,353	$133,163,384	$9,859,305	$9,771,264

690,000	600,000	-	400,001	100,000	1,050,000	-	400,001
(310,000)	(220,000)	-	-	(1,150,000)	(4,750,000)	-	-
2,000,001	1,620,001	400,001	-	4,250,000	7,950,000	400,001	-

2,380,001	2,000,001	400,001	400,001	3,200,000	4,250,000	400,001	400,001

81

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco Total Return Bond ETF (GTO)		Invesco Ultra Short Duration ETF (GSY)
	Six Months Ended April 30, 2024	Year Ended October 31, 2023	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Operations:
Net investment income	$27,303,157	$38,382,585	$51,400,441	$82,800,654
Net realized gain (loss)	863,170	(81,494,784)	550,298	(9,786,323)
Change in net unrealized appreciation	38,572,898	43,824,701	10,602,443	31,280,370

Net increase in net assets resulting from operations	66,739,225	712,502	62,553,182	104,294,701

Distributions to Shareholders from:
Distributable earnings	(26,630,222)	(38,397,413)	(58,122,954)	(85,996,333)

Shareholder Transactions:
Proceeds from shares sold	285,041,931	469,168,498	1,612,209,522	302,353,318
Value of shares repurchased	(88,263,432)	(152,712,859)	(1,536,611,919)	(540,955,781)

Net increase (decrease) in net assets resulting from share transactions	196,778,499	316,455,639	75,597,603	(238,602,463)

Net increase (decrease) in net assets.	236,887,502	278,770,728	80,027,831	(220,304,095)

Net assets:
Beginning of period	1,016,884,168	738,113,440	1,887,720,038	2,108,024,133

End of period	$1,253,771,670	$1,016,884,168	$1,967,747,869	$1,887,720,038

Changes in Shares Outstanding:
Shares sold	6,150,000	10,100,000	32,300,000	6,100,000
Shares repurchased	(1,900,000)	(3,300,000)	(30,800,000)	(10,900,000)
Shares outstanding, beginning of period	23,300,000	16,500,000	38,000,000	42,800,000

Shares outstanding, end of period	27,550,000	23,300,000	39,500,000	38,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2024	Year Ended October 31, 2023

$25,263,593	$34,164,215
619,523	650,888
6,384,846	6,414,044

32,267,962	41,229,147

(26,044,631)	(34,352,354)

264,223,520	351,163,457
(139,162,942)	(163,658,106)

125,060,578	187,505,351

131,283,909	194,382,144

765,708,725	571,326,581

$896,992,634	$765,708,725

10,550,000	14,100,000
(5,550,000)	(6,600,000)
30,750,001	23,250,001

35,750,001	30,750,001

83

Financial Highlights

Invesco AAA CLO Floating Rate Note ETF (ICLO)

	Six Months Ended April 30, 2024 (Unaudited)		For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.49		$25.00

Net investment income(b)	0.91		1.48
Net realized and unrealized gain on investments	0.19		0.38

Total from investment operations	1.10		1.86

Distributions to shareholders from:
Net investment income	(0.99)		(1.37)

Net asset value at end of period	$25.60		$25.49

Market price at end of period(c)	$25.63		$25.50

Net Asset Value Total Return(d)	4.40%		7.60	%(e)
Market Price Total Return(d)	4.48%		7.63	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,600		$33,132
Ratio to average net assets of:
Expenses, after Waivers	0.00	%(f)(g)	0.17	%(g)
Expenses, prior to Waivers	0.26	%(g)	0.27	%(g)
Net investment income	7.17	%(g)	6.44	%(g)
Portfolio turnover rate(h)	35%		88%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 7.51%. The market price total return from Fund Inception to October 31, 2023 was 7.25%.

(f)	Amount represents less than 0.005%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights–(continued)

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$76.66		$87.42	$110.25	$78.27	$97.24	$79.45

Net investment income(a)	1.62		2.47	1.83	1.59	2.11	2.16
Net realized and unrealized gain (loss) on investments	3.79		(10.61)	(22.07)	32.99	(18.34)	18.01

Total from investment operations	5.41		(8.14)	(20.24)	34.58	(16.23)	20.17

Distributions to shareholders from:
Net investment income	(1.38)		(2.62)	(2.59)	(2.60)	(2.74)	(2.38)

Net asset value at end of period	$80.69		$76.66	$87.42	$110.25	$78.27	$97.24

Market price at end of period(b)	$80.66		$76.72	$87.45	$110.26	$78.23	$97.13

Net Asset Value Total Return(c)	6.91%		(9.59)%	(18.66)%	44.71%	(16.56)%	25.82%
Market Price Total Return(c)	6.79%		(9.55)%	(18.65)%	44.82%	(16.52)%	25.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,939		$83,560	$112,770	$130,094	$78,270	$121,552
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.77	%(d)	2.84%	1.77%	1.61%	2.46%	2.40%
Portfolio turnover rate(e)	119%		51%	68%	83%	51%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights–(continued)

Invesco High Yield Bond Factor ETF (IHYF)

	Six Months Ended April 30, 2024		Years Ended October 31,		For the Period November 30, 2020(a) Through October 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.83		$21.00	$25.45	$25.00

Net investment income(b)	0.80		1.48	1.12	0.97
Net realized and unrealized gain (loss) on investments	1.09		(0.15)	(4.14)	0.43

Total from investment operations	1.89		1.33	(3.02)	1.40

Distributions to shareholders from:
Net investment income	(0.81)		(1.50)	(1.22)	(0.95)
Net realized gains	-		-	(0.11)	-
Return of capital	-		-	(0.10)	-

Total distributions	(0.81)		(1.50)	(1.43)	(0.95)

Net asset value at end of period	$21.91		$20.83	$21.00	$25.45

Market price at end of period(c)	$21.85		$20.90	$21.05	$25.51

Net Asset Value Total Return(d)	9.12%		6.47%	(12.57)%	5.65	%(e)
Market Price Total Return(d)	8.45%		6.50%	(12.59)%	5.88	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,149		$41,656	$34,020	$41,491
Ratio to average net assets of:
Expenses	0.39	%(f)	0.39%	0.39%	0.40	%(f)
Net investment income	7.34	%(f)	6.94%	4.82%	4.14	%(f)
Portfolio turnover rate(g)	34%		53%	71%	49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights–(continued)

Invesco High Yield Select ETF (HIYS)

	Six Months Ended April 30, 2024 (Unaudited)		For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.05		$25.00

Net investment income(b)	0.87		1.56
Net realized and unrealized gain (loss) on investments	1.01		(0.96)

Total from investment operations	1.88		0.60

Distributions to shareholders from:
Net investment income	(0.92)		(1.55)

Net asset value at end of period	$25.01		$24.05

Market price at end of period(c)	$25.14		$24.18

Net Asset Value Total Return(d)	7.93%		2.41	%(e)
Market Price Total Return(d)	7.84%		2.94	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,005		$9,618
Ratio to average net assets of:
Expenses, after Waivers	0.48	%(f)	0.49	%(f)
Expenses, prior to Waivers	0.48	%(f)	0.50	%(f)
Net investment income	6.94	%(f)	6.95	%(f)
Portfolio turnover rate(g)	78%		103%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.45%. The market price total return from Fund Inception to October 31, 2023 was 2.61%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$31.33		$35.18	$36.82	$32.51	$26.72	$27.92

Net investment income(a)	0.32		0.67	0.30	0.18	0.21	0.46
Net realized and unrealized gain (loss) on investments	3.88		(3.85)	(1.69)	4.31	5.94	(1.21)

Total from investment operations	4.20		(3.18)	(1.39)	4.49	6.15	(0.75)

Distributions to shareholders from:
Net investment income	(0.37)		(0.67)	(0.25)	(0.18)	(0.36)	(0.45)

Net asset value at end of period	$35.16		$31.33	$35.18	$36.82	$32.51	$26.72

Market price at end of period(b)	$35.14		$31.35	$35.24	$36.78	$32.58	$26.65

Net Asset Value Total Return(c)	13.41%		(9.09)%	(3.78)%	13.86%	23.19%	(2.71)%
Market Price Total Return(c)	13.27%		(9.19)%	(3.51)%	13.49%	23.78%	(2.75)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$112,504		$133,163	$279,696	$250,377	$143,042	$20,037
Ratio to average net assets of:
Expenses, after Waivers(d)	0.37	%(e)	0.36%	0.38%	0.38%	0.34%	0.36	%(f)
Expenses, prior to Waivers(d)	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.40	%(f)
Net investment income	1.86	%(e)	2.04%	0.84%	0.52%	0.68%	1.66	%(f)
Portfolio turnover rate(g)	195%		1,213%	1,189%	597%	1,172%	608%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights–(continued)

Invesco Short Duration Bond ETF (ISDB)

	Six Months Ended April 30, 2024 (Unaudited)		For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.43		$25.00

Net investment income(b)	0.69		1.17
Net realized and unrealized gain (loss) on investments	0.23		(0.58)

Total from investment operations	0.92		0.59

Distributions to shareholders from:
Net investment income	(0.70)		(1.16)

Net asset value at end of period	$24.65		$24.43

Market price at end of period(c)	$24.65		$24.44

Net Asset Value Total Return(d)	3.79%		2.39	%(e)
Market Price Total Return(d)	3.75%		2.43	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,859		$9,771
Ratio to average net assets of:
Expenses	0.35	%(f)	0.36	%(f)
Net investment income	5.58	%(f)	5.21	%(f)
Portfolio turnover rate(g)	64%		314%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was 2.47%. The market price total return from Fund Inception to October 31, 2023 was 2.39%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights–(continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$43.64		$44.73	$56.63	$57.57	$54.39	$50.89

Net investment income(a)	1.06		1.93	1.43	1.11	1.26	1.44
Net realized and unrealized gain (loss) on investments	1.84		(1.10)	(11.85)	0.08	3.47	4.57

Total from investment operations	2.90		0.83	(10.42)	1.19	4.73	6.01

Distributions to shareholders from:
Net investment income	(1.03)		(1.92)	(1.48)	(1.04)	(1.29)	(1.55)
Net realized gains	-		-	-	(1.09)	(0.26)	(0.96)

Total distributions	(1.03)		(1.92)	(1.48)	(2.13)	(1.55)	(2.51)

Net asset value at end of period	$45.51		$43.64	$44.73	$56.63	$57.57	$54.39

Market price at end of period(b)	$45.52		$43.67	$44.67	$56.67	$57.57	$54.43

Net Asset Value Total Return(c)	6.63%		1.69%	(18.65)%	2.06%	8.85%	12.22%
Market Price Total Return(c)	6.58%		1.90%	(18.81)%	2.14%	8.77%	12.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,253,772		$1,016,884	$738,113	$996,607	$463,457	$176,783
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.41%	0.50%	0.50%	0.50%	0.50	%(e)
Expenses, prior to Waivers	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(e)
Net investment income	4.61	%(d)	4.17%	2.79%	1.96%	2.25%	2.75%
Portfolio turnover rate(f)	291%		496%	361%	475%	434%	511%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights–(continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$49.68		$49.25	$50.38	$50.53	$50.42	$50.20

Net investment income(a)	1.35		2.09	0.58	0.32	0.84	1.38
Net realized and unrealized gain (loss) on investments	0.30		0.52	(1.15)	(0.14)	0.17	0.24

Total from investment operations	1.65		2.61	(0.57)	0.18	1.01	1.62

Distributions to shareholders from:
Net investment income	(1.51)		(2.18)	(0.56)	(0.33)	(0.88)	(1.39)
Net realized gains	-		-	-	-	(0.02)	(0.01)

Total distributions	(1.51)		(2.18)	(0.56)	(0.33)	(0.90)	(1.40)

Net asset value at end of period	$49.82		$49.68	$49.25	$50.38	$50.53	$50.42

Market price at end of period(b)	$49.82		$49.68	$49.24	$50.38	$50.54	$50.42

Net Asset Value Total Return(c)	3.37%		5.40%	(1.13)%	0.36%	2.01%	3.25%
Market Price Total Return(c)	3.37%		5.42%	(1.15)%	0.34%	2.04%	3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,967,748		$1,887,720	$2,108,024	$2,942,228	$3,011,607	$2,621,784
Ratio to average net assets of:
Expenses	0.22	%(d)	0.23%	0.22%	0.22%	0.22%	0.23%
Net investment income	5.44	%(d)	4.20%	1.16%	0.63%	1.68%	2.77%
Portfolio turnover rate(e)	23%		93%	28%	57%	53%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights–(continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2024		Years Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$24.90		$24.57	$25.09	$24.89	$24.94	$25.02

Net investment income(a)	0.77		1.43	0.43	0.19	0.40	0.75
Net realized and unrealized gain (loss) on investments	0.22		0.33	(0.54)	0.21	0.02	(0.03)

Total from investment operations	0.99		1.76	(0.11)	0.40	0.42	0.72

Distributions to shareholders from:
Net investment income	(0.80)		(1.43)	(0.41)	(0.20)	(0.44)	(0.80)
Return of capital	-		-	-	-	(0.03)	-

Total distributions	(0.80)		(1.43)	(0.41)	(0.20)	(0.47)	(0.80)

Net asset value at end of period	$25.09		$24.90	$24.57	$25.09	$24.89	$24.94

Market price at end of period(b)	$25.10		$24.92	$24.56	$25.10	$24.89	$24.95

Net Asset Value Total Return(c)	4.05%		7.32%	(0.45)%	1.62%	1.75%	2.92%
Market Price Total Return(c)	4.01%		7.46%	(0.53)%	1.66%	1.72%	2.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$896,993		$765,709	$571,327	$471,652	$453,021	$391,527
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(d)	0.30%	0.30%	0.30%	0.29%	0.30%
Expenses, prior to Waivers	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.22	%(d)	5.74%	1.75%	0.77%	1.64%	3.00%
Portfolio turnover rate(e)	48%		91%	101%	93%	99%	62%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco AAA CLO Floating Rate Note ETF (ICLO)	“AAA CLO Floating Rate Note ETF”

Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”

Invesco High Yield Bond Factor ETF (IHYF)	“High Yield Bond Factor ETF”

Invesco High Yield Select ETF (HIYS)	“High Yield Select ETF”

Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”

Invesco Short Duration Bond ETF (ISDB)	“Short Duration Bond ETF”

Invesco Total Return Bond ETF (GTO)	“Total Return Bond ETF”

Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”

Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange

AAA CLO Floating Rate Note ETF	Cboe BZX Exchange, Inc.

Active U.S. Real Estate ETF	NYSE Arca, Inc.

High Yield Bond Factor ETF	The Nasdaq Stock Market LLC

High Yield Select ETF	Cboe BZX Exchange, Inc.

S&P 500® Downside Hedged ETF	NYSE Arca, Inc.

Short Duration Bond ETF	Cboe BZX Exchange, Inc.

Total Return Bond ETF	NYSE Arca, Inc.

Ultra Short Duration ETF	NYSE Arca, Inc.

Variable Rate Investment Grade ETF	The Nasdaq Stock Market LLC

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each fund (except for Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF) are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units of Active U.S. Real Estate ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is listed below.

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Fund	Investment Objective

AAA CLO Floating Rate Note ETF	To seek current income and capital preservation.

Active U.S. Real Estate ETF	To seek to achieve high total return through growth of capital and current income.

High Yield Bond Factor ETF	To seek total return.

High Yield Select ETF	To seek current income.

S&P 500® Downside Hedged ETF	To seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.

Short Duration Bond ETF	To seek total return, comprised of income and capital appreciation.

Total Return Bond ETF	To seek maximum total return, comprised of income and capital appreciation.

Ultra Short Duration ETF	To seek maximum current income, consistent with preservation of capital and daily liquidity.

Variable Rate Investment Grade ETF	To seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing

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service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations

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and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF each declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit.

Ultra Short Duration ETF is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a

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specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Commercial Mortgage-Backed Securities - Certain Funds may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

K.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L.

Structured Securities - Certain Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income

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securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

M.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, Active U.S. Real Estate ETF, High Yield Select ETF, S&P 500® Downside Hedged ETF, Total Return Bond ETF and Ultra Short Duration ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Active U.S. Real Estate ETF	$332

High Yield Select ETF	1

S&P 500® Downside Hedged ETF	200

Total Return Bond ETF	1,610

Ultra Short Duration ETF	2,848

N.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

O.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

P.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside

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Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Q.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

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Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin

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requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

T.	Other Risks

Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly.

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CLOs issue classes or “tranches’’ that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts have caused it to be deemed a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”) with respect to the Fund, and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement certain Funds’ investment strategies in pursuit of their investment objectives may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect a Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to a Fund’s performance.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Financial Markets Regulatory Risk. Policy changes by the U.S. Government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. Government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Funds, including by adversely impacting the Funds’ operations, universe of potential investment options, and return potential.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a

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particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.

Leverage Risk. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Diversified Fund Risk. Because AAA CLO Floating Rate Note ETF, High Yield Select ETF and Short Duration Bond ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit

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quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

To-be-Announced (“TBA”) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase a Fund’s portfolio turnover rate.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including, for AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). For AAA CLO Floating Rate Note ETF, the

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Adviser also pays out of the unitary management fee the set-up fees and commitment fees associated with the line of credit. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

AAA CLO Floating Rate Note ETF(a)	0.26%

Active U.S. Real Estate ETF	0.35%

High Yield Bond Factor ETF	0.39%

High Yield Select ETF	0.48%

S&P 500® Downside Hedged ETF	0.39%

Short Duration Bond ETF	0.35%

Total Return Bond ETF(b)	0.50%

Variable Rate Investment Grade ETF	0.30%

(a)	The Adviser had agreed to waive 100% of its unitary management fee for the Fund through April 30, 2024. Effective May 1, 2024, the Fund’s unitary management fee was reduced from 0.26% to 0.19%.
(b)

The Adviser has agreed to waive a portion of its unitary management fee for the Fund through August 31, 2025. After giving effect to such waiver, the net unitary management fee will be 0.25%. The Adviser may not terminate the agreement prior to August 31, 2025.

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees and officers, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2026.

Further, the Adviser has contractually agreed to waive the management fee payable by each Fund (except for Total Return Bond ETF and Ultra Short Duration ETF) in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”) or (ii) the management fee available to be waived. For Total Return Bond ETF and Ultra Short Duration ETF, the Adviser has contractually agreed to waive a portion of the management fee payable and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These waivers (except for Total Return Bond ETF and Ultra Short Duration ETF) are in place through at least August 31, 2026, and there is no guarantee that the Adviser will extend them past that date. These waivers are not subject to recapture by the Adviser.

For the six months ended April 30, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

AAA CLO Floating Rate Note ETF	$66,720

Active U.S. Real Estate ETF	14

High Yield Bond Factor ETF	194

High Yield Select ETF	82

S&P 500® Downside Hedged ETF	12,689

Short Duration Bond ETF	191

Total Return Bond ETF	1,481,221

Ultra Short Duration ETF	6

Variable Rate Investment Grade ETF	3,702

106

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2024.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2024, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Active U.S. Real Estate ETF	$35,263
S&P 500® Downside Hedged ETF	23,528

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

AAA CLO Floating Rate Note ETF

Investments in Securities

Asset-Backed Securities	$-	$86,320,369	$-	$86,320,369

Money Market Funds	2,933,753	-	-	2,933,753

Total Investments	$2,933,753	$86,320,369	$-	$89,254,122

Active U.S. Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$62,929,365	$-	$-	$62,929,365

Money Market Funds	-	50,393	-	50,393

Total Investments	$62,929,365	$50,393	$-	$62,979,758

107

	Level 1	Level 2	Level 3	Total

High Yield Bond Factor ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$50,984,674	$-	$50,984,674

U.S. Treasury Securities	-	66,750	-	66,750

Money Market Funds	194,448	7,073,052	-	7,267,500

Total Investments in Securities	194,448	58,124,476	-	58,318,924

Other Investments - Assets*

Futures Contracts	30,301	-	-	30,301

Investments Matured	-	-	0	0

	30,301	-	-	30,301

Other Investments - Liabilities*

Futures Contracts	(70,149)	-	-	(70,149)

Total Other Investments	(39,848)	-	-	(39,848)

Total Investments	$154,600	$58,124,476	$0	$58,279,076

High Yield Select ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,077,788	$-	$9,077,788

Exchange-Traded Funds	494,675	-	-	494,675

Non-U.S. Dollar Denominated Bonds & Notes	-	196,874	-	196,874

Preferred Stocks	-	48,190	-	48,190

Money Market Funds	215,581	722,261	-	937,842

Total Investments in Securities	710,256	10,045,113	-	10,755,369

Other Investments - Assets*

Forward Foreign Currency Contracts	-	5,807	-	5,807

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(2,705)	-	(2,705)

Total Other Investments	-	3,102	-	3,102

Total Investments	$710,256	$10,048,215	$-	$10,758,471

S&P 500® Downside Hedged ETF

Investments in Securities

Common Stocks & Other Equity Interests	$88,629,995	$-	$-	$88,629,995

Money Market Funds	17,320,986	459,727	-	17,780,713

Total Investments in Securities	105,950,981	459,727	-	106,410,708

Other Investments - Liabilities*

Futures Contracts	(503,507)	-	-	(503,507)

Total Investments	$105,447,474	$459,727	$-	$105,907,201

Short Duration Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$8,006,974	$-	$8,006,974

Asset-Backed Securities	-	828,330	-	828,330

U.S. Treasury Securities	-	160,330	-	160,330

Preferred Stocks	29,062	50,030	-	79,092

Agency Credit Risk Transfer Notes	-	67,389	-	67,389

Money Market Funds	630,843	423,514	-	1,054,357

Total Investments in Securities	659,905	9,536,567	-	10,196,472

Other Investments - Assets*

Futures Contracts	14,629	-	-	14,629

Other Investments - Liabilities*

Futures Contracts	(31,868)	-	-	(31,868)

Total Other Investments	(17,239)	-	-	(17,239)

Total Investments	$642,666	$9,536,567	$-	$10,179,233

108

	Level 1	Level 2	Level 3	Total

Total Return Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$598,371,821	$2,733,781	$601,105,602

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	328,176,116	-	328,176,116

U.S. Treasury Securities	-	240,024,445	-	240,024,445

Asset-Backed Securities	-	222,311,165	3,004,867	225,316,032

Agency Credit Risk Transfer Notes	-	5,857,575	-	5,857,575

Preferred Stocks	2,939,225	1,707,843	-	4,647,068

U.S. Government Sponsored Agency Securities	-	2,276,437	-	2,276,437

Municipal Obligations	-	2,045,109	-	2,045,109

Non-U.S. Dollar Denominated Bonds & Notes	-	501,450	-	501,450

Exchange-Traded Funds	251,345	-	-	251,345

Common Stocks & Other Equity Interests	-	-	0	0

Options Purchased	371,420	-	-	371,420

Money Market Funds	-	103,609,477	-	103,609,477

Total Investments in Securities	3,561,990	1,504,881,438	5,738,648	1,514,182,076

Other Investments - Assets*

Futures Contracts	7,209,323	-	-	7,209,323

Investments Matured	-	31,590	-	31,590

	7,209,323	31,590	-	7,240,913

Other Investments - Liabilities*

Futures Contracts	(3,224,715)	-	-	(3,224,715)

Total Other Investments	3,984,608	31,590	-	4,016,198

Total Investments	$7,546,598	$1,504,913,028	$5,738,648	$1,518,198,274

Ultra Short Duration ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,132,549,098	$-	$1,132,549,098

Commercial Paper	-	425,387,465	-	425,387,465

Asset-Backed Securities	-	353,760,273	-	353,760,273

Certificates of Deposit	-	34,042,528	-	34,042,528

Repurchase Agreements	-	22,900,000	-	22,900,000

U.S. Treasury Securities	-	19,720,312	-	19,720,312

Variable Rate Senior Loan Interests	-	1,263,304	-	1,263,304

Exchange-Traded Funds	999,570	-	-	999,570

Money Market Funds	-	9,505,476	-	9,505,476

Total Investments	$999,570	$1,999,128,456	$-	$2,000,128,026

Variable Rate Investment Grade ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$341,879,833	$-	$341,879,833

U.S. Treasury Securities	-	219,506,564	-	219,506,564

Asset-Backed Securities	-	153,036,253	-	153,036,253

Agency Credit Risk Transfer Notes	-	134,544,259	-	134,544,259

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	30,601,040	-	30,601,040

Certificate of Deposit	-	4,005,616	-	4,005,616

Money Market Funds	9,926,102	26,999,148	-	36,925,250

Total Investments	$9,926,102	$910,572,713	$-	$920,498,815

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

NOTE 5–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations.

109

The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Assets	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on forward foreign currency contracts outstanding	$-	$5,807	$-	$-	$-	$-	$-

Unrealized appreciation on futures contracts–Exchange-Traded(a)	30,301	-	-	14,629	-	7,209,323	7,209,323

Purchased options, at value - Exchange-Traded	-	-	-	-	371,420	-	371,420

Total Derivative Assets	30,301	5,807	-	14,629	371,420	7,209,323	7,580,743

Derivatives not subject to master netting agreements	(30,301)	-	-	(14,629)	(371,420)	(7,209,323)	(7,580,743)

Total Derivative Assets subject to master netting agreements	$-	$5,807	$-	$-	$-	$-	$-

	Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF
Derivative Liabilities	Interest Rate Risk	Currency Risk	Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on forward foreign currency contracts outstanding	$-	$(2,705)	$-	$-	$-	$-	$-

Unrealized depreciation on futures contracts–Exchange-Traded(a)	(70,149)	-	(503,507)	(31,868)	-	(3,224,715)	(3,224,715)

Total Derivative Liabilities	(70,149)	(2,705)	(503,507)	(31,868)	-	(3,224,715)	(3,224,715)

Derivatives not subject to master netting agreements	70,149	-	503,507	31,868	-	3,224,715	3,224,715

Total Derivative Liabilities subject to master netting agreements	$-	$(2,705)	$-	$-	$-	$-	$-

(a)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024:

High Yield Select ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$2,465	$-	$2,465	$-	$-	$2,465

Morgan Stanley Capital Services LLC	3,342	$(2,705)	637	-	-	637

Total	$5,807	$(2,705)	$3,102	$-	$-	$3,102

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Effect of Derivative Investments for the Six-Month Period Ended April 30, 2024

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	High Yield Bond Factor ETF			High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF
	Credit Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk

Realized Gain (Loss):

Forward foreign currency contracts	$-	$-	$-	$14,863	$-	$-

Futures contracts	-	(5,910)	(5,910)	-	(5,309,585)	2,433

Swap agreements	31,141	-	31,141	-	-	-

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	-	-	-	(25,434)	-	-

Futures contracts	-	87,370	87,370	-	748,573	(18,545)

Swap agreements	(4,046)	-	(4,046)	-	-	-

Total	$27,095	$81,460	$108,555	$(10,571)	$(4,561,012)	$(16,112)

	Location of Gain (Loss) on Statements of Operations
	Total Return Bond ETF				Ultra Short Duration ETF
	Credit Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk

Realized Gain (Loss):

Forward foreign currency contracts	$-	$-	$-	$-	$(746,087)

Futures contracts	-	-	667,614	667,614	-

Options written	-	1,289,007	-	1,289,007	-

Swap agreements	2,042	-	-	2,042	-

Swaptions	148,206	-	-	148,206	-

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	-	-	-	-	(1,005,945)

Futures contracts	-	-	2,351,073	2,351,073	-

Options purchased(a)	-	(127,670)	-	(127,670)	-

Options written	-	(4,746)	-	(4,746)	-

Total	$150,248	$1,156,591	$3,018,687	$4,325,526	$(1,752,032)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	High Yield Bond Factor ETF	High Yield Select ETF	S&P 500® Downside Hedged ETF	Short Duration Bond ETF	Total Return Bond ETF	Ultra Short Duration ETF

Forward foreign currency contracts	$-	$1,708,398	$-	$-	$-	$20,912,091
Futures contracts	7,252,458	-	17,415,347	4,573,232	359,358,446	-

Options purchased	-	-	-	-	16,521,000	-

Options written	-	-	-	-	1,971,429	-

Swap agreements	360,743	-	-	-	-	-

Swaptions	-	-	-	-	6,876,571	-

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total

AAA CLO Floating Rate Note ETF	$-	$-	$-

Active U.S. Real Estate ETF	7,707,287	2,657,915	10,365,202

High Yield Bond Factor ETF	1,036,653	3,346,228	4,382,881

High Yield Select ETF	77,414	-	77,414

S&P 500® Downside Hedged ETF	15,779,736	87,668,613	103,448,349

Short Duration Bond ETF	117,468	26,046	143,514

Total Return Bond ETF	99,076,024	72,796,226	171,872,250

Ultra Short Duration ETF	11,842,270	11,168,901	23,011,171

Variable Rate Investment Grade ETF	1,053,288	3,712,267	4,765,555

NOTE 7–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

AAA CLO Floating Rate Note ETF	$71,686,943	$18,348,849

Active U.S. Real Estate ETF	95,436,563	99,246,877

High Yield Bond Factor ETF	16,297,966	15,442,654

High Yield Select ETF	7,701,822	7,537,813

S&P 500® Downside Hedged ETF	208,010,223	253,305,758

Short Duration Bond ETF	2,680,893	3,235,697

Total Return Bond ETF	2,771,736,210	2,564,939,911

Ultra Short Duration ETF	532,823,538	287,243,912

Variable Rate Investment Grade ETF	214,462,764	124,320,308

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

AAA CLO Floating Rate Note ETF	$-	$-

Active U.S. Real Estate ETF	13,077,376	36,524,380

High Yield Bond Factor ETF	9,970,361	2,871,112

High Yield Select ETF	-	-

S&P 500® Downside Hedged ETF	-	-

Short Duration Bond ETF	-	-

Total Return Bond ETF	-	-

Ultra Short Duration ETF	-	-

Variable Rate Investment Grade ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

AAA CLO Floating Rate Note ETF	$585,428	$(23,420)	$562,008	$88,692,114

Active U.S. Real Estate ETF	1,088,590	(9,731,106)	(8,642,516)	71,622,274

High Yield Bond Factor ETF	926,088	(1,506,540)	(580,452)	58,859,528

112

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

High Yield Select ETF	$190,918	$(88,087)	$102,831	$10,655,640

S&P 500® Downside Hedged ETF	1,808,651	(2,149,615)	(340,964)	106,248,165

Short Duration Bond ETF	68,275	(65,035)	3,240	10,175,993

Total Return Bond ETF	12,893,506	(56,359,206)	(43,465,700)	1,561,663,974

Ultra Short Duration ETF	5,125,990	(15,081,771)	(9,955,781)	2,010,083,807

Variable Rate Investment Grade ETF	7,029,965	(5,366,242)	1,663,723	918,835,092

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Borrowing

AAA CLO Floating Rate Note ETF is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 8, 2025. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $300,000,000, (2) 20% of the value of the Fund’s net assets or (3) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six months ended April 30, 2024, there were no borrowings from the line of credit.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For each Fund (except for Active U.S. Real Estate ETF and S&P 500® Downside Hedged ETF), Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For Active U.S. Real Estate ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

113

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

In addition to the fees and expenses which the Invesco S&P 500® Downside Hedged ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco AAA CLO Floating Rate Note ETF (ICLO)

Actual	$1,000.00	$1,044.00	0.00%	$0.00

Hypothetical (5% return before expenses)	1,000.00	1,024.86	0.00	0.00

114

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)

Actual	$1,000.00	$1,069.10	0.35%	$1.80

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco High Yield Bond Factor ETF (IHYF)

Actual	1,000.00	1,091.20	0.39	2.03

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

Invesco High Yield Select ETF (HIYS)

Actual	1,000.00	1,079.30	0.48	2.48

Hypothetical (5% return before expenses)	1,000.00	1,022.48	0.48	2.41

Invesco S&P 500® Downside Hedged ETF (PHDG)

Actual	1,000.00	1,134.10	0.37	1.96

Hypothetical (5% return before expenses)	1,000.00	1,023.02	0.37	1.86

Invesco Short Duration Bond ETF (ISDB)

Actual	1,000.00	1,037.90	0.35	1.77

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco Total Return Bond ETF (GTO)

Actual	1,000.00	1,066.30	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco Ultra Short Duration ETF (GSY)

Actual	1,000.00	1,033.70	0.22	1.11

Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11

Invesco Variable Rate Investment Grade ETF (VRIG)

Actual	1,000.00	1,040.50	0.30	1.52

Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

115

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco AAA CLO Floating Rate Note ETF

Invesco Active U.S. Real Estate ETF

Invesco Corporate Bond Factor ETF

Invesco High Yield Bond Factor ETF

Invesco High Yield Select ETF

Invesco Intermediate Bond Factor ETF

Invesco Multi-Sector Bond Income Factor ETF

Invesco Municipal Strategic Income ETF

Invesco Real Assets ESG ETF

Invesco S&P 500® Downside Hedged ETF

Invesco Short Duration Bond ETF

Invesco Short-Term Bond Factor ETF

Invesco Total Return Bond ETF

Invesco Variable Rate Investment Grade ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):

Invesco AAA CLO Floating Rate Note ETF

Invesco Active U.S. Real Estate ETF

Invesco Corporate Bond Factor ETF

Invesco High Yield Bond Factor ETF

Invesco High Yield Select ETF

Invesco Intermediate Bond Factor ETF

Invesco Multi-Sector Bond Income Factor ETF

Invesco Municipal Strategic Income ETF

Invesco Real Assets ESG ETF

Invesco Short Duration Bond ETF

Invesco Short-Term Bond Factor ETF

Invesco Total Return Bond ETF

Invesco Variable Rate Investment Grade ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark index (JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

116

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark index (Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.

The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period. The Trustees reviewed information on the performance of Invesco Municipal Strategic Income ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index and S&P Municipal Bond High Yield Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and ranked in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year period, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the three-year and since-inception periods, underperformed the S&P 500® Index for the one-year period and outperformed the S&P 500® Index for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period and outperformed the U.S. 3-Month Treasury Bill Index for each period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year and three-year periods and ranked in the 1st quartile of its Lipper peer group for the five-year, ten-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Short Duration Bond ETF, its benchmark index (Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception

117

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

(February 10, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period, and in the 1st quartile of its Lipper peer group for the five-year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2023.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

●	0.26 of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;

●	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor ETF and Invesco Short-Term Bond Factor ETF;

●	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

●	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Short Duration Bond ETF;

●

0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Municipal Strategic Income ETF;

●	0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF;

●	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

●	0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.

The Trustees considered that the Adviser has proposed to permanently lower the annual unitary advisory fee rate for Invesco AAA CLO Floating Rate Note ETF from 0.26% to 0.19% of the Fund’s average daily net assets effective May 1, 2024.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net

118

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median

Invesco AAA CLO Floating Rate Note ETF	X	N/A	X

Invesco Active U.S. Real Estate ETF	X		X

Invesco Corporate Bond Factor ETF	X		X

Invesco High Yield Bond Factor ETF	X	N/A	X

Invesco High Yield Select ETF	X	N/A	X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Municipal Strategic Income ETF	X	N/A	X

Invesco Real Assets ESG ETF	X	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Short Duration Bond ETF			X

Invesco Short-Term Bond Factor ETF	X		X

Invesco Total Return Bond ETF	X		X

Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

119

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Fund. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

The Trustees reviewed information on the performance of the Fund, its benchmark index (ICE BofA US Treasury Bill Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year, ten-year and since-inception periods, and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, three-year and five-year periods, in the 1st quartile of its Lipper peer group for the ten-year period and ranked in the 3rd quartile of its Lipper peer group for the since-inception period.

The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF. The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets, until at least August 31, 2026.

The Trustees compared the Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds. The Trustees noted that the Fund’s contractual advisory fee was higher than the median net advisory fees of its ETF, open-end index and open-end actively managed peer funds.

120

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also noted that the Fund’s net expense ratio was higher than the median net expense ratios of its ETF peer funds and open-end index peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds. The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to that of the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers. The Board considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment

121

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

personnel manage the Fund’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Fund.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for the Fund and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 18, 2024 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Board considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Fund’s and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund. The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

122

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2024 IVRA Invesco Real Assets ESG ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

•	The Fund’s investment strategy remained appropriate for an open-end fund;

•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Fund did not breach the 15% limit on Illiquid Investments; and

•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Real Assets ESG ETF (IVRA)

April 30, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.53%
Consumer Staples-1.84%
Archer-Daniels-Midland Co.	1,515	$88,870

Energy-23.71%
Cheniere Energy, Inc.	1,464	231,048
Enbridge, Inc. (Canada)(b)	7,586	270,288
Gibson Energy, Inc. (Canada)	4,122	67,747
Kinder Morgan, Inc.	8,870	162,144
ONEOK, Inc.	1,137	89,959
Pembina Pipeline Corp. (Canada)	1,047	36,916
Targa Resources Corp.	1,475	168,239
Williams Cos., Inc. (The)(b)	3,058	117,305

		1,143,646

Materials-11.54%
Agnico Eagle Mines Ltd. (Canada)	1,368	86,809
Canfor Corp. (Canada)(c)	5,493	58,015
Corteva, Inc.	995	53,859
First Quantum Minerals Ltd. (Zambia)	3,134	39,875
Interfor Corp. (Canada)(c)	4,117	52,352
International Paper Co.	1,502	52,480
Lundin Mining Corp. (Chile)	2,065	23,628
Newmont Corp.(b)	2,135	86,766
Nutrien Ltd. (Canada)	1,951	103,085

		556,869

Real Estate-53.32%
Agree Realty Corp.	2,371	135,669
Alexandria Real Estate Equities, Inc.(b)	326	37,774
American Tower Corp.	1,452	249,105
Camden Property Trust	1,311	130,681
Canadian Apartment Properties REIT (Canada)	2,900	90,450
Crown Castle, Inc.	1,407	131,948
Digital Realty Trust, Inc.(b)	392	54,402
Equinix, Inc.	348	247,466
Equity Residential	550	35,420
Healthpeak Properties, Inc.	8,335	155,114
Invitation Homes, Inc.	3,350	114,570
Kimco Realty Corp.	5,613	104,570
PotlatchDeltic Corp.(b)	1,168	46,732
Prologis, Inc.	1,623	165,627
Public Storage	428	111,045
Regency Centers Corp.(b)	1,905	112,814
RioCan REIT (Canada)	7,487	95,042

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
RLJ Lodging Trust	4,424	$48,664
SBA Communications Corp., Class A	614	114,278
Simon Property Group, Inc.	523	73,497
Summit Hotel Properties, Inc.	6,101	36,667
Sun Communities, Inc.(b)	1,148	127,795
UDR, Inc.	426	16,222
Ventas, Inc.	3,085	136,604

		2,572,156

Utilities-9.12%
American Water Works Co., Inc.	986	120,607
CenterPoint Energy, Inc.	4,621	134,656
Essential Utilities, Inc.	5,053	184,839
		440,102

Total Common Stocks & Other Equity Interests (Cost $4,772,887)		4,801,643

Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $18,887)	18,887	18,887

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $4,791,774)		4,820,530

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.33%
Invesco Private Government Fund, 5.29%(d)(e)(f)	180,007	180,007
Invesco Private Prime Fund, 5.46%(d)(e)(f)	462,870	463,009

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $643,037)		643,016

TOTAL INVESTMENTS IN SECURITIES-113.25% (Cost $5,434,811)		5,463,546
OTHER ASSETS LESS LIABILITIES-(13.25)%		(639,118)

NET ASSETS-100.00%		$4,824,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Real Assets ESG ETF (IVRA)–(continued)

April 30, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$32,712	$371,149	$(384,974)	$-	$ -	$18,887	$534

Invesco S&P 500 Equal Weight	-	111,919	(112,596)	-	677	-	-

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	178,026	1,815,312	(1,813,331)	-	-	180,007	2,998	*

Invesco Private Prime Fund	457,878	3,758,435	(3,753,317)	(9)	22	463,009	8,047	*

Total	$668,616	$6,056,815	$(6,064,218)	$(9)	$699	$661,903	$11,579

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	17.84%

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2024

Real Estate	53.32

Energy	23.71

Materials	11.54

Utilities	9.12

Consumer Staples	1.84

Money Market Funds Plus Other Assets Less Liabilities	0.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Assets:
Unaffiliated investments in securities, at value(a)	$4,801,643
Affiliated investments in securities, at value	661,903
Receivable for:
Dividends and interest	6,249
Securities lending	81

Total assets	5,469,876

Liabilities:
Due to foreign custodian	6
Payable for:
Collateral upon return of securities loaned	643,037
Accrued unitary management fees	2,289
Accrued tax expenses	116

Total liabilities	645,448

Net Assets	$4,824,428

Net assets consist of:
Shares of beneficial interest	$4,950,189
Distributable earnings (loss)	(125,761)

Net Assets	$4,824,428

Shares outstanding (unlimited amount authorized, $0.01 par value)	360,001
Net asset value	$13.40

Market price	$13.41

Unaffiliated investments in securities, at cost	$4,772,887

Affiliated investments in securities, at cost	$661,924

Foreign currencies (due to foreign custodian), at cost	$(6)

(a)Includes securities on loan with an aggregate value of:	$607,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Invesco Real Assets ESG ETF (IVRA)
Investment income:
Unaffiliated dividend income	$67,349
Affiliated dividend income	534
Securities lending income, net	678
Foreign withholding tax	(2,660)

Total investment income	65,901

Expenses:
Unitary management fees	10,546
Tax expenses	15

Total expenses	10,561

Less: Waivers	(7)

Net expenses	10,554

Net investment income	55,347

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(63,976)
Affiliated investment securities	699
Foreign currencies	681

Net realized gain (loss)	(62,596)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	334,664
Affiliated investment securities	(9)
Foreign currencies	2

Change in net unrealized appreciation	334,657

Net realized and unrealized gain	272,061

Net increase in net assets resulting from operations	$327,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	Invesco Real Assets ESG ETF (IVRA)
	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Operations:
Net investment income	$55,347	$76,372
Net realized gain (loss)	(62,596)	(63,045)
Change in net unrealized appreciation (depreciation)	334,657	(182,857)

Net increase (decrease) in net assets resulting from operations	327,408	(169,530)

Distributions to Shareholders from:
Distributable earnings	(52,302)	(71,217)

Shareholder Transactions:
Proceeds from shares sold	1,787,907	-

Net increase in net assets resulting from share transactions	1,787,907	-

Net increase (decrease) in net assets	2,063,013	(240,747)

Net assets:
Beginning of period	2,761,415	3,002,162

End of period	$4,824,428	$2,761,415

Changes in Shares Outstanding:
Shares sold	130,000	-
Shares outstanding, beginning of period	230,001	230,001

Shares outstanding, end of period	360,001	230,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Financial Highlights

Invesco Real Assets ESG ETF (IVRA)

	Six Months Ended April 30, 2024		Years Ended October 31,		For the Period December 17, 2020(a) Through October 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$12.01		$13.05	$14.88	$12.00

Net investment income(b)	0.21		0.33	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.38		(1.06)	(1.43)	3.04

Total from investment operations	1.59		(0.73)	(1.14)	3.26

Distributions to shareholders from:
Net investment income	(0.20)		(0.31)	(0.29)	(0.38)
Net realized gains	-		-	(0.40)	-

Total distributions	(0.20)		(0.31)	(0.69)	(0.38)

Net asset value at end of period	$13.40		$12.01	$13.05	$14.88

Market price at end of period(c)	$13.41		$12.03	$13.10	$14.96

Net Asset Value Total Return(d)	13.23%		(5.80)%	(8.01)%	27.65	%(e)
Market Price Total Return(d)	13.13%		(6.00)%	(8.16)%	28.33	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,824		$2,761	$3,002	$1,934
Ratio to average net assets of:
Expenses	0.59	%(f)	0.59%	0.59%	0.60	%(f)
Net investment income	3.10	%(f)	2.49%	2.02%	1.86	%(f)
Portfolio turnover rate(g)	57%		80%	82%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 32.40%. The market price total return from Fund Inception to October 31, 2021 was 32.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Real Assets ESG ETF (IVRA) (the “Fund”).

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings (“Strategy Components”), (2) an amount of cash corresponding to the value of ETFs that convey information about the types of instruments in which the Fund invests (“Representative ETFs”) and (3) cash and cash equivalents, which, together with the Strategy Components and Representative ETFs, constitute the “Tracking Basket”. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek capital appreciation with a secondary objective of current income.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the

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closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

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Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the “Affiliated Sub-Adviser” or “Invesco”) fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as

12

defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.

Invesco, an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid Invesco $19 in fees for securities lending agent services. Fees paid to Invesco for securities lending agent services are included in Securities lending income on the Statement of Operations.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to

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invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.	Other Risks

ADR Risk. The Fund may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, this risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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ESG Risk. Because the Affiliated Sub-Adviser evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Affiliated Sub-Adviser’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Affiliated Sub-Adviser to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Affiliated Sub-Adviser’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Transparent Actively Managed Fund Risk. The Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents.

The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread–and therefore cost investors more to trade–than shares of other ETFs. These risks are heightened during

15

periods of market disruption or volatility. Similarly to mutual funds and other ETFs, the Fund discloses the complete schedule of its portfolio holdings on Form N-PORT after its first and third fiscal quarters and in shareholder reports after its second and fourth fiscal quarters.

Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Halt Risk. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Adviser or the Affiliated Sub-Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Affiliated Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.59% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.

Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2024, the Adviser waived fees of $7.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

16

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$4,801,643	$-	$-	$4,801,643

Money Market Funds	18,887	643,016	-	661,903

Total Investments	$4,820,530	$643,016	$-	$5,463,546

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

No expiration
Short-Term	Long-Term	Total*

$-	$51,550	$51,550

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $2,397,248 and $2,020,370, respectively.

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were $1,413,869 and $0, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

17

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$290,161

Aggregate unrealized (depreciation) of investments	(308,850)

Net unrealized appreciation of investments	$(18,689)

Cost of investments for tax purposes is $5,482,235.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the Strategy Components included in the Fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Fund issues or redeems Creation Units in-kind, the Fund may issue Shares in advance of receipt of the underlying securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Real Assets ESG ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Real Assets ESG ETF (IVRA)

Actual	$1,000.00	$1,132.30	0.59%	$3.13

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.59	2.97

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

19

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco AAA CLO Floating Rate Note ETF	Invesco Municipal Strategic Income ETF
Invesco Active U.S. Real Estate ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco S&P 500® Downside Hedged ETF
Invesco High Yield Bond Factor ETF	Invesco Short Duration Bond ETF
Invesco High Yield Select ETF	Invesco Short-Term Bond Factor ETF
Invesco Intermediate Bond Factor ETF	Invesco Total Return Bond ETF
Invesco Multi-Sector Bond Income Factor ETF	Invesco Variable Rate Investment Grade ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following Funds (the “Sub-Advisory Agreement”):

Invesco AAA CLO Floating Rate Note ETF	Invesco Municipal Strategic Income ETF
Invesco Active U.S. Real Estate ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco Short Duration Bond ETF
Invesco High Yield Bond Factor ETF	Invesco Short-Term Bond Factor ETF
Invesco High Yield Select ETF	Invesco Total Return Bond ETF
Invesco Intermediate Bond Factor ETF	Invesco Variable Rate Investment Grade ETF
Invesco Multi-Sector Bond Income Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark index (JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

20

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark index (Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.

The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.The Trustees reviewed information on the performance of Invesco Municipal Strategic Income ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index and S&P Municipal Bond High Yield Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and ranked in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year period, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the three-year and since-inception periods, underperformed the S&P 500® Index for the one-year period and outperformed the S&P 500® Index for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period and outperformed the U.S. 3-Month Treasury Bill Index for each period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year and three-year periods and ranked in the 1st quartile of its Lipper peer group for the five-year, ten-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Short Duration Bond ETF, its benchmark index (Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception

21

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

(February 10, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period, and in the 1st quartile of its Lipper peer group for the five-year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2023.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

•	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

•	0.26 of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;

•	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor ETF and Invesco Short-Term Bond Factor ETF;

•	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

•	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Short Duration Bond ETF;

•

0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Municipal Strategic Income ETF;

•	0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF;

•	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

•	0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.

The Trustees considered that the Adviser has proposed to permanently lower the annual unitary advisory fee rate for Invesco AAA CLO Floating Rate Note ETF from 0.26% to 0.19% of the Fund’s average daily net assets effective May 1, 2024.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net

22

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median

Invesco AAA CLO Floating Rate Note ETF	X	N/A	X

Invesco Active U.S. Real Estate ETF	X		X

Invesco Corporate Bond Factor ETF	X		X

Invesco High Yield Bond Factor ETF	X	N/A	X

Invesco High Yield Select ETF	X	N/A	X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Municipal Strategic Income ETF	X	N/A	X

Invesco Real Assets ESG ETF	X	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Short Duration Bond ETF			X

Invesco Short-Term Bond Factor ETF	X		X

Invesco Total Return Bond ETF	X		X

Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee

23

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco Corporate Bond Factor ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF, Invesco Municipal Strategic Income ETF, Invesco Real Assets ESG ETF, Invesco Short Duration Bond ETF, Invesco Short-Term Bond Factor ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco AAA CLO Floating Rate Note ETF’s, Invesco Active U.S. Real Estate ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco High Yield Select ETF’s, Invesco Municipal Strategic Income ETF’s, Invesco Real Assets ESG ETF’s, Invesco Short Duration Bond ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged or to be charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 14 and April 18, 2024 Board Meetings, and Invesco Advisers, Inc. in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Municipal Strategic Income ETF, Invesco Real Assets ESG ETF, Invesco Short Duration Bond ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

24

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco Real Assets ESG ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

25

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-6	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2024 IMSI Invesco Municipal Strategic Income ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 14, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco Municipal Strategic Income ETF (IMSI)

April 30, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.65%
Alabama-2.99%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$521,926
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining), Series 2019 A, Ref. IDR(b)	4.50%	05/01/2032	389	388,241

				910,167

Arizona-3.22%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2007, RB(a)(c)	4.10%	06/15/2028	500	499,324
Pima (County of), AZ Industrial Development Authority (American Leadership Academy), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	480,765

				980,089

Arkansas-1.69%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	514,212

California-8.33%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,047,704
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	532,095
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	503,561
California County Tobacco Securitization Agency, Series 2020 A, Ref. RB	5.00%	06/01/2024	450	450,274

				2,533,634

Colorado-1.58%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	480,002

District of Columbia-1.73%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(c)	5.00%	10/01/2037	500	526,229

Florida-4.82%
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	989,698
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	475,912

				1,465,610

Illinois-8.13%
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	503,260
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	498,850
Chicago Board of Education, Series 2015, GO Bonds	5.25%	12/01/2035	500	499,977
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	446,983
Illinois (State of) Finance Authority (Uchicago Medicine), Series 2022 B-2, RB(a)	5.00%	08/15/2027	500	521,288

				2,470,358

Indiana-2.47%
Indiana (State of) Finance Authority (United States Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	498,231
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	251,730

				749,961

Iowa-1.69%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)	4.00%	12/01/2032	500	514,639

Kentucky-1.62%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	492,627

Maryland-3.29%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	508,350
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	492,290

				1,000,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Municipal Strategic Income ETF (IMSI)–(continued)

April 30, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.64%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	$500	$497,826

New Jersey-3.45%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	500	519,472
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	527,886

				1,047,358

New York-7.81%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	771,136
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	469,020
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(c)	6.00%	04/01/2035	1,000	1,133,900

				2,374,056

North Dakota-1.33%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	403,713

Ohio-2.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	271,986
County of Montgomery OH, Series 2019, Ref. VRD RB, (LOC - PNC Bank N.A.)(d)(e)	3.85%	05/02/2024	150	150,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC), Series 2017, RB(b)(c)	3.75%	01/15/2028	400	395,894

				817,880

Oregon-2.53%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	770,587

Pennsylvania-5.02%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	560,659
Montgomery (County of), PA Industrial Development Authority (Constellation Energy), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	410,136
Pennsylvania (State of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	554,045

				1,524,840

Puerto Rico-3.34%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	492,809
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	521,315

				1,014,124

South Carolina-1.73%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(a)	5.25%	08/01/2031	500	526,145

Texas-9.01%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	247,719
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(c)(f)	5.25%	07/01/2048	500	531,332
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	469,684
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	494,883
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	495,578
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB(c)	5.00%	12/31/2045	500	500,698

				2,739,894

Utah-1.47%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	500	447,396

Virginia-6.67%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	486,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Municipal Strategic Income ETF (IMSI)–(continued)

April 30, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Small Business Financing Authority, Series 2022, RB(c)	4.00%	07/01/2032	$500	$506,845
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,035,434

				2,029,170

Washington-3.32%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	510,469
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,047

				1,010,516

Wisconsin-7.08%
Public Finance Authority, Series 2024, RB(b)	5.50%	12/15/2028	1,000	1,002,865
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	489,450
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	422,383
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	235	236,978

				2,151,676

TOTAL INVESTMENTS IN SECURITIES(g)-98.65% (Cost $29,455,946)				29,993,349
OTHER ASSETS LESS LIABILITIES-1.35%				410,326

NET ASSETS-100.00%				$30,403,675

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
IDR	-Industrial Development Revenue Bonds
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $4,743,456, which represented 15.60% of the Fund’s Net Assets.

(c)	Security subject to the alternative minimum tax.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on April 30, 2024.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Municipal Strategic Income ETF (IMSI)–(continued)

April 30, 2024

(Unaudited)

Portfolio Composition
Credit Sector (% of the Fund’s Total Investments) as of April 30, 2024

Revenue Bonds	91.36

General Obligation Bonds	8.14

Other	0.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Invesco Municipal Strategic Income ETF (IMSI)

Assets:
Investments in securities, at value	$29,993,349
Cash	3,296
Receivable for:
Dividends and interest	416,776

Total assets	30,413,421

Liabilities:
Accrued unitary management fees	9,746

Total liabilities	9,746

Net Assets	$30,403,675

Net assets consist of:
Shares of beneficial interest	$30,000,011
Distributable earnings	403,664

Net Assets	$30,403,675

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	600,001
Net asset value	$50.67

Market price	$50.69

Investments in securities, at cost	$29,455,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Invesco Municipal Strategic Income ETF (IMSI)

Investment income:
Interest income	$673,021

Total investment income	673,021

Expenses:
Unitary management fees	58,711

Net investment income	614,310

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(25,770)

Change in net unrealized appreciation on unaffiliated investment securities	1,923,493

Net realized and unrealized gain	1,897,723

Net increase in net assets resulting from operations	$2,512,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the period ended October 31, 2023

(Unaudited)

	Invesco Municipal Strategic Income ETF (IMSI)
	Six Months Ended April 30, 2024	Period Ended October 31, 2023(a)
Operations:
Net investment income	$614,310	$1,030,655
Net realized gain (loss)	(25,770)	(95,440)
Change in net unrealized appreciation (depreciation)	1,923,493	(1,386,090)

Net increase (decrease) in net assets resulting from operations	2,512,033	(450,875)

Distributions to Shareholders from:
Distributable earnings	(634,837)	(1,022,696)

Shareholder Transactions:
Proceeds from shares sold	-	30,000,050

Net increase in net assets resulting from share transactions	-	30,000,050

Net increase in net assets	1,877,196	28,526,479

Net assets:
Beginning of period	28,526,479	-

End of period	$30,403,675	$28,526,479

Changes in Shares Outstanding:
Shares sold	-	600,001
Shares outstanding, beginning of period	600,001	-

Shares outstanding, end of period	600,001	600,001

(a)	For the period December 7, 2022 (commencement of investment operations) through October 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Financial Highlights

Invesco Municipal Strategic Income ETF (IMSI)

	Six Months Ended April 30, 2024 (Unaudited)		For the Period December 7, 2022(a) Through October 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$47.54		$50.00

Net investment income(b)	1.02		1.72
Net realized and unrealized gain (loss) on investments	3.17		(2.48)

Total from investment operations	4.19		(0.76)

Distributions to shareholders from:
Net investment income	(1.06)		(1.70)

Net asset value at end of period	$50.67		$47.54

Market price at end of period(c)	$50.69		$47.53

Net Asset Value Total Return(d)	8.84%		(1.61	)%(e)
Market Price Total Return(d)	8.90%		(1.63	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,404		$28,526
Ratio to average net assets of:
Expenses	0.39	%(f)	0.39	%(f)
Net investment income	4.08	%(f)	3.82	%(f)
Portfolio turnover rate(g)	15%		87%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 9, 2022, the first day of trading on the exchange) to October 31, 2023 was (1.67)%. The market price total return from Fund Inception to October 31, 2023 was (2.08)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2024

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco Municipal Strategic Income ETF (IMSI) (the “Fund”).

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek current income exempt from federal income tax.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

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a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income

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per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays Invesco Advisers, Inc.’s (the “Affiliated Sub-Adviser” or “Invesco”) fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

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Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Affiliated Sub-Adviser applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.

Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

Municipal Securities Risk. The Fund invests in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs, providing certain clerical, bookkeeping and other administrative services, and oversight of the Affiliated Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.39% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays the Affiliated Sub-Adviser’s fees and substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

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The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser. The sub-advisory fee for the Fund is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.

Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2024, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended April 30, 2024, the Fund engaged in securities purchases of $0 and securities sales of $1,426,492 with affiliates, which resulted in net realized gains (losses) of $(37,312).

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2024, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Fund had a capital loss carryforward as of October 31, 2023, as follows:

No expiration
Short-Term	Long-Term	Total
$95,440	$-	$95,440

NOTE 7–Investment Transactions

For the six months ended April 30, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $4,500,000 and $5,478,799, respectively.

As of April 30, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$614,984
Aggregate unrealized (depreciation) of investments	(77,581)

Net unrealized appreciation of investments	$537,403

Cost of investments for tax purposes is $29,455,946.

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 9–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the deposit or delivery of cash. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital. Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

18

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Municipal Strategic Income ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Municipal Strategic Income ETF (IMSI)

Actual	$1,000.00	$1,088.40	0.39%	$2.03

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

19

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):

Invesco AAA CLO Floating Rate Note ETF	Invesco Municipal Strategic Income ETF
Invesco Active U.S. Real Estate ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco S&P 500® Downside Hedged ETF
Invesco High Yield Bond Factor ETF	Invesco Short Duration Bond ETF
Invesco High Yield Select ETF	Invesco Short-Term Bond Factor ETF
Invesco Intermediate Bond Factor ETF	Invesco Total Return Bond ETF
Invesco Multi-Sector Bond Income Factor ETF	Invesco Variable Rate Investment Grade ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub- Adviser" and collectively, the “Sub-Advisers”);with respect to each of the following Funds (the “Sub-Advisory Agreement”):

Invesco AAA CLO Floating Rate Note ETF	Invesco Municipal Strategic Income ETF
Invesco Active U.S. Real Estate ETF	Invesco Real Assets ESG ETF
Invesco Corporate Bond Factor ETF	Invesco Short Duration Bond ETF
Invesco High Yield Bond Factor ETF	Invesco Short-Term Bond Factor ETF
Invesco High Yield Select ETF	Invesco Total Return Bond ETF
Invesco Intermediate Bond Factor ETF	Invesco Variable Rate Investment Grade ETF
Invesco Multi-Sector Bond Income Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco AAA CLO Floating Rate Note ETF, its benchmark index (JP Morgan CLOIE AAA Total Return Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for each period. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco AAA CLO Floating Rate Note ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

20

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 4th quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year and five-year periods and in the 2nd quartile of its Lipper peer group for the ten-year and since-inception periods. In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the performance of Invesco Active U.S. Real Estate ETF for the one-year period ended December 31, 2023. The Adviser explained the factors that detracted from the Fund’s performance during the period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 2, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period and in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco High Yield Select ETF, its benchmark index (Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed its benchmark for each period.

The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period. The Trustees reviewed information on the performance of Invesco Municipal Strategic Income ETF, its benchmark indexes (S&P Municipal Bond 50% Investment Grade/50% High Yield Index and S&P Municipal Bond High Yield Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed both benchmark indexes for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year period and ranked in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark indexes (S&P U.S., Canada & Mexico Real Assets Equity Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (December 22, 2020) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the one-year period, underperformed the S&P U.S., Canada & Mexico Real Assets Equity Index for the three-year and since-inception periods, underperformed the S&P 500® Index for the one-year period and outperformed the S&P 500® Index for the three-year and since-inception periods. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year, ten-year and since-inception (December 6, 2012) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and the S&P 500® Index for each period and outperformed the U.S. 3-Month Treasury Bill Index for each period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year and three-year periods and ranked in the 1st quartile of its Lipper peer group for the five-year, ten-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Short Duration Bond ETF, its benchmark index (Bloomberg U.S. Government and Credit 1-3 Year Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 9, 2022) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception

21

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

(February 10, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for the one-year, five-year and since-inception periods and underperformed its benchmark for the three-year period. The Trustees also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period, in the 3rd quartile of its Lipper peer group for the three-year period, and in the 1st quartile of its Lipper peer group for the five-year and since-inception periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2023. Based on the information provided, the Trustees noted that the Fund outperformed its benchmark for each period. The Trustees also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2023.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco AAA CLO Floating Rate Note ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

●	0.26 of the Fund’s average daily net assets for Invesco AAA CLO Floating Rate Note ETF;

●	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor ETF and Invesco Short-Term Bond Factor ETF;

●	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

●	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF and Invesco Short Duration Bond ETF;

●

0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Municipal Strategic Income ETF;

●	0.48% of the Fund’s average daily net assets for Invesco High Yield Select ETF;

●	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

●	0.59% of the Fund’s average daily net assets for Invesco Real Assets ESG ETF.

The Trustees considered that the Adviser has proposed to permanently lower the annual unitary advisory fee rate for Invesco AAA CLO Floating Rate Note ETF from 0.26% to 0.19% of the Fund’s average daily net assets effective May 1, 2024.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net

22

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

expense ratios for all Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Equal to/ Lower than Open-End Active Fund Peer Median

Invesco AAA CLO Floating Rate Note ETF	X	N/A	X

Invesco Active U.S. Real Estate ETF	X		X

Invesco Corporate Bond Factor ETF	X		X

Invesco High Yield Bond Factor ETF	X	N/A	X

Invesco High Yield Select ETF	X	N/A	X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Municipal Strategic Income ETF	X	N/A	X

Invesco Real Assets ESG ETF	X	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Short Duration Bond ETF			X

Invesco Short-Term Bond Factor ETF	X		X

Invesco Total Return Bond ETF	X		X

Invesco Variable Rate Investment Grade ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to those of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet commenced operations as of December 31, 2023. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s. Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee

23

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

reductions and various advisory fee waivers. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco Corporate Bond Factor ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF, Invesco Municipal Strategic Income ETF, Invesco Real Assets ESG ETF, Invesco Short Duration Bond ETF, Invesco Short-Term Bond Factor ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 18, 2024. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco AAA CLO Floating Rate Note ETF’s, Invesco Active U.S. Real Estate ETF’s, Invesco High Yield Bond Factor ETF’s, Invesco High Yield Select ETF’s, Invesco Municipal Strategic Income ETF’s, Invesco Real Assets ESG ETF’s, Invesco Short Duration Bond ETF’s, Invesco Total Return Bond ETF’s and Invesco Variable Rate Investment Grade ETF’s assets and the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds.

Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged or to be charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Trustees considered how the sub-advisory fee relates to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates each Sub-Adviser from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. in connection with the March 14 and April 18, 2024 Board Meetings, and Invesco Advisers, Inc. in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm. The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco AAA CLO Floating Rate Note ETF, Invesco Active U.S. Real Estate ETF, Invesco High Yield Bond Factor ETF, Invesco High Yield Select ETF, Invesco Municipal Strategic Income ETF, Invesco Real Assets ESG ETF, Invesco Short Duration Bond ETF, Invesco Total Return Bond ETF and Invesco Variable Rate Investment Grade ETF.

24

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as each Sub-Advised Fund grows and whether fee levels reflect economies of scale for the benefit of the Sub-Advised Fund’s shareholders. The Board considered whether the sub-advisory fee rate for each Sub-Advised Fund was reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Sub-Advised Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Sub-Advised Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Sub-Advised Fund’s excess cash invested in the affiliated money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for Invesco Real Assets ESG ETF, but that the Sub-Advisers otherwise generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

25

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-IMSI-SAR-1	invesco.com/ETFs

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan
Name:	Brian Hartigan
Title:	President

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian Hartigan

Name:	Brian Hartigan
Title:	President

Date: July 5, 2024

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: July 5, 2024